UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08234

TIFF Investment Program
(Exact name of Registrant as specified in charter)

170 N. Radnor Chester Road, Suite 300 Radnor, PA		19087
(Address of chief executive offices)		(Zip code)

Clarence Kane Brenan

Chief Executive Officer

TIFF Investment Program

170 N. Radnor Chester Road, Suite 300

Radnor, PA 19087

with a copy to:

Kristin H. Ives, Esq.

Stradley Ronon Stevens & Young, LLP

2005 Market Street, Suite 2600

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code:		610.684.8000

Date of fiscal year end:	12/31/2023

Date of reporting period:	01/01/2023 – 06/30/2023

Item 1. Reports to Stockholders.

TIFF Investment Program
2023 Semi-Annual Report	JUNE 30, 2023
About TIFF
Founded in 1991, TIFF seeks to improve the investment returns of endowed nonprofits and charitable organizations by making available to them a series of multi-manager investment strategies, plus resources aimed at enhancing fiduciaries’ knowledge of investing.
TIFF Mutual Fund
TIFF Investment Program (TIP) consists of one mutual fund, TIFF Multi-Asset Fund (MAF), a no-load mutual fund available primarily to foundations, endowments, other 501(c)(3) organizations, and certain other non-profit organizations meeting specified accreditation requirements. TIFF Advisory Services, Inc. (TAS) serves as the investment advisor to MAF. MAF operates primarily on a multi-manager basis, and TAS has responsibility for the time-intensive task of selecting money managers and other vendors for MAF, as well as the all-important task of asset allocation.
Financial Statements
TIP is pleased to provide this Semi-Annual Report for the period ended June 30, 2023.
For Further Information
As always, we welcome the opportunity to discuss any aspect of TIFF’s services as well as answer any questions about these financial statements. For further information about TIFF, please call us at 610-684-8200 or visit www.tiff.org.
August 25, 2023

Copyright © 2023 • All rights reserved • This report is intended for institutional investors only and may not be reproduced or distributed without written permission from TIFF.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Summary Schedule of Investments (Unaudited)
US Common Stocks	41.5%
Foreign Common Stocks	29.9%
Private Investment Funds	13.3%
Repurchase Agreements	7.7%
US Treasury Bonds/Notes	5.1%
Exchange-Traded Funds (ETFs)	4.7%
US Treasury Bills	3.1%
Unaffiliated Investment Companies	0.5%
Preferred Stocks	0.4%
Corporate Bonds	0.2%
Participation Notes	0.1%
Purchased Option Contracts	0.1%
Warrants	0.1%
Rights	0.0%
Convertible Bonds	0.0%
Disputed Claims Receipt	0.0%
Total Investments	106.7%
Securities Sold Short	(11.8)%
Other Assets in Excess of Other Liabilities	5.1%
Net Assets	100.0%
Fund holdings and sector weightings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the Schedule of Investments for complete holdings information. Current and future holdings are subject to risk. Diversification does not ensure a profit or protect against loss in declining markets.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Fund Expenses (Unaudited)
As a shareholder of a fund, you incur ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2023 to June 30, 2023.
Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as entry fees or exit fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Including Expenses for Securities Sold Short*			Excluding Expenses for Securities Sold Short*
	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During the Period** 1/1/23 – 6/30/23	Beginning Account Value 1/1/23	Ending Account Value 6/30/23	Expenses Paid During the Period** 1/1/23 – 6/30/23
1) Actual	$1,000.00	$1,079.00	$6.60	$1,000.00	$1,079.00	$5.00
2) Hypothetical	$1,000.00	$1,018.45	$6.41	$1,000.00	$1,019.98	$4.86

*
Expenses on Securities Sold Short include dividends and interest on securities sold short and broker fees on securities sold short.

**
Expenses are equal to the fund’s annualized expense ratio of 1.28% (calculated over a six-month period, which may differ from the fund’s actual expense ratio for the full year), multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). Excluding expenses for securities sold short, expenses incurred by the fund were 0.97%. The expense ratios do not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Financial Highlights
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
For a share outstanding throughout each period
Net asset value, beginning of period	$12.48	$16.22	$16.71	$14.22	$12.02	$14.53
Income (loss) from investment operations
Net investment income (loss) (a)	0.04	0.03	0.01	(0.14)	0.12	0.12
Net realized and unrealized gain (loss) on investments	0.93	(2.49)	2.03	2.75	2.05	(1.63)
Total from investment operations	0.97	(2.46)	2.04	2.61	2.17	(1.51)
Less distributions from
Net investment income	(0.05)	—	(0.24)	—	—	(0.25)
Net realized gains	—	(1.28)	(2.29)	(0.15)	—	(0.67)
Return of capital	—	—	—	—	—	(0.10)
Total distributions	(0.05)	(1.28)	(2.53)	(0.15)	—	(1.02)
Entry/exit fee per share (a)	—	—	—	0.03	0.03	0.02
Net asset value, end of period	$13.40	$12.48	$16.22	$16.71	$14.22	$12.02
Total return (b)	7.90%(c)	(15.17)%	12.46%	18.57%(d)	18.39%	(10.27)%
Ratios/supplemental data
Net assets, end of period (000s)	$1,280,990	$1,247,979	$1,582,109	$1,563,172	$1,912,954	$2,498,944
Ratio of expenses to average net assets (e)	1.28%(f)	1.14%	0.92%	2.22%(g)	1.00%	0.78%
Ratio of expenses to average net assets, excluding expenses for securities sold short (e)	0.97%(f)	0.88%	0.72%	1.92%(g)	0.78%	0.72%
Ratio of net investment income (loss) to average net assets	0.62%(f)	0.22%	0.05%	(0.97)%	0.92%	0.85%
Portfolio turnover	89%	143%	87%	146%	114%	66%

(a)
Calculation based on average shares outstanding.

(b)
Total return assumes dividend reinvestment and includes the effects of entry and exit fees received by the fund prior to December 1, 2021; however, it does not reflect the deduction of such fees from a member’s purchase or redemption transaction. Therefore, a member’s total return for the period, assuming a purchase at the beginning of the period and a redemption at the end of the period, would be lower by the amount of entry and exit fees paid by the member.

(c)
Not annualized.

(d)
Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)
The expense ratio does not include the fees and expenses associated with investments made in acquired funds; such fees and expenses are reflected in the acquired funds’ total return.

(f)
Annualized.

(g)
Certain money managers have generated exceedingly strong positive performance relative to their respective benchmarks. The expense ratio for the year ended December 31, 2020 includes performance fees earned by those money managers representing 1.11% of the expense ratio.

See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Investments — 106.7% of net assets
Common Stocks — 71.4%
US Common Stocks — 41.5%
Aerospace & Defense — 0.6%
AeroVironment, Inc. (a) (b)	2,889	$295,487
Axon Enterprise, Inc. (a) (b)	12,649	2,468,073
Boeing Co. (The) (a) (b)	1,855	391,702
Cadre Holdings, Inc.	88,999	1,940,178
General Dynamics Corp. (b)	2,128	457,839
Huntington Ingalls Industries, Inc.	3,103	706,243
Raytheon Technologies Corp. (b)	5,833	571,401
Textron, Inc. (b)	6,659	450,348
TransDigm Group, Inc. (b)	484	432,778
		7,714,049
Air Freight & Logistics — 0.1%
FedEx Corp. (b)	1,971	488,611
GXO Logistics, Inc. (a)	12,483	784,182
		1,272,793
Automobile Components — 0.2%
Adient plc (a) (b)	11,962	458,384
Dorman Products, Inc. (a)	2,992	235,859
Goodyear Tire & Rubber Co. (The) (a)	62,063	849,022
Lear Corp. (b)	3,618	519,364
		2,062,629
Automobiles — 0.3%
General Motors Co.	64,518	2,487,814
Tesla, Inc. (a) (b)	5,893	1,542,611
Thor Industries, Inc. (b)	1,544	159,804
		4,190,229
Banks — 0.2%
Bancorp, Inc. (The) (a) (b)	6,869	224,273
Citigroup, Inc. (b)	41,502	1,910,752
First Horizon Corp.	1,630	18,370
Live Oak Bancshares, Inc.	20,079	528,279
Wintrust Financial Corp. (b)	3,449	250,466
		2,932,140
Beverages — 0.9%
Boston Beer Co., Inc. (The), Class A (a) (b)	676	208,505
Brown-Forman Corp., Class B	65,643	4,383,640
Coca-Cola Co. (The) (b)	4,644	279,662
Coca-Cola Consolidated, Inc. (b)	1,071	681,177
PepsiCo, Inc. (b)	29,555	5,474,177
		11,027,161
Biotechnology — 0.3%
AbbVie, Inc. (b)	320	43,114
Amgen, Inc. (b)	1,887	418,952
BioMarin Pharmaceutical, Inc. (a)	3,288	285,004
Exact Sciences Corp. (a)	2,434	228,553
Gilead Sciences, Inc. (b)	11,913	918,135
Horizon Therapeutics plc (a)	747	76,829
Incyte Corp. (a)	8,162	508,084
Mirum Pharmaceuticals, Inc. (a)	2,085	53,939
Neurocrine Biosciences, Inc. (a)	4,617	435,383
Regeneron Pharmaceuticals, Inc. (a) (b)	725	520,941
Vertex Pharmaceuticals, Inc. (a) (b)	2,418	850,918
		4,339,852
	Number of Shares	Value
Broadline Retail — 1.7%
Amazon.com, Inc. (a) (b)	169,777	$22,132,130
eBay, Inc.	1,238	55,326
Etsy, Inc. (a) (b)	1,478	125,054
Macy’s, Inc. (b)	4,289	68,838
		22,381,348
Building Products — 0.3%
AAON, Inc. (b)	6,110	579,289
Armstrong World Industries, Inc. (b)	3,540	260,048
AZEK Co., Inc. (The) (a) (b)	6,162	186,647
Builders FirstSource, Inc. (a)	9,487	1,290,232
Masco Corp. (b)	3,641	208,921
Owens Corning (b)	9,982	1,302,651
Zurn Elkay Water Solutions Corp., Class C (b)	4,443	119,472
		3,947,260
Capital Markets — 0.6%
Affiliated Managers Group, Inc.	1,305	195,606
Ameriprise Financial, Inc. (b)	663	220,222
Bank of New York Mellon Corp. (The) (b)	22,104	984,070
BlackRock, Inc. (b)	1,056	729,844
Blackstone, Inc. (b)	11,137	1,035,407
Charles Schwab Corp. (The) (b)	9,587	543,391
Hamilton Lane, Inc., Class A	817	65,344
Interactive Brokers Group, Inc., Class A (b)	3,782	314,171
Intercontinental Exchange, Inc. (b)	3,511	397,024
Invesco, Ltd.	10,682	179,564
Jefferies Financial Group, Inc.	5,675	188,240
LPL Financial Holdings, Inc.	1,781	387,243
Moelis & Co., Class A	18,004	816,301
PJT Partners, Inc., Class A	917	63,860
Stifel Financial Corp.	1,228	73,275
Virtu Financial, Inc., Class A	73,849	1,262,079
		7,455,641
Chemicals — 0.5%
Avient Corp. (b)	5,679	232,271
Axalta Coating Systems, Ltd. (a) (b)	7,767	254,835
Celanese Corp. (b)	5,060	585,948
CF Industries Holdings, Inc. (b)	21,958	1,524,324
Chemours Co. (The)	386	14,239
Eastman Chemical Co.	3,833	320,899
Ecolab, Inc. (b)	1,161	216,747
Huntsman Corp.	1,538	41,557
Ingevity Corp. (a)	10,043	584,101
International Flavors & Fragrances, Inc. (b)	4,559	362,851
LyondellBasell Industries NV, Class A (b)	8,773	805,625
Mosaic Co. (The) (b)	32,217	1,127,595
Sherwin-Williams Co. (The) (b)	1,934	513,516
Stepan Co.	1,931	184,526
		6,769,034
Commercial Services & Supplies — 0.1%
Brink’s Co. (The) (b)	3,799	257,686
GEO Group, Inc. (The) (a)	101,351	725,673
Tetra Tech, Inc. (b)	2,581	422,613
		1,405,972

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Communications Equipment — 0.7%
Arista Networks, Inc. (a) (b)	2,823	$457,495
Ciena Corp. (a)	25,947	1,102,488
Cisco Systems, Inc. (b)	27,753	1,435,940
CommScope Holding Co., Inc. (a)	4,846	27,283
Harmonic, Inc. (a)	128,920	2,084,637
Infinera Corp. (a)	407,311	1,967,312
Juniper Networks, Inc.	22,754	712,883
Lumentum Holdings, Inc. (a)	11,416	647,630
		8,435,668
Construction & Engineering — 0.2%
EMCOR Group, Inc. (b)	550	101,629
Fluor Corp. (a)	33,683	997,017
Valmont Industries, Inc.	6,023	1,752,994
WillScot Mobile Mini Holdings Corp. (a)	4,197	200,575
		3,052,215
Construction Materials — 0.0%
Eagle Materials, Inc.	1,312	244,583
Consumer Finance — 0.3%
Ally Financial, Inc.	17,518	473,161
American Express Co. (b)	2,981	519,290
Bread Financial Holdings, Inc.	5,667	177,887
Discover Financial Services	443	51,765
Navient Corp.	76,370	1,418,955
SLM Corp.	1,794	29,278
Synchrony Financial	31,236	1,059,525
		3,729,861
Consumer Staples Distribution & Retail — 0.9%
Albertsons Cos., Inc., Class A	561	12,241
Chefs’ Warehouse, Inc. (The) (a)	94,818	3,390,692
Dollar General Corp. (b)	20,950	3,556,891
Kroger Co. (The)	22,669	1,065,443
Performance Food Group Co. (a) (b)	11,381	685,591
Walmart, Inc. (b)	14,367	2,258,205
		10,969,063
Containers & Packaging — 0.1%
Avery Dennison Corp. (b)	571	98,098
Berry Global Group, Inc. (b)	3,297	212,129
International Paper Co. (b)	5,778	183,798
Westrock Co.	7,547	219,391
		713,416
Diversified Consumer Services — 0.2%
ADT, Inc.	26,217	158,088
European Wax Center, Inc., Class A (a)	43,182	804,481
Mister Car Wash, Inc. (a)	140,523	1,356,047
		2,318,616
Diversified REITs — 0.0%
Alexander & Baldwin, Inc.	14,660	272,383
Diversified Telecommunication Services — 0.2%
AT&T, Inc. (b)	116,485	1,857,936
Verizon Communications, Inc. (b)	25,474	947,378
		2,805,314
Electric Utilities — 0.1%
NRG Energy, Inc.	26,101	975,916
Electrical Equipment — 0.3%
Enovix Corp. (a) (b)	20,151	363,524
nVent Electric plc	26,814	1,385,479
	Number of Shares	Value
Regal Rexnord Corp. (b)	4,986	$767,346
Vertiv Holdings Co. (b)	38,105	943,861
		3,460,210
Electronic Equipment, Instruments & Components — 0.5%
Arrow Electronics, Inc. (a)	10,696	1,531,988
Avnet, Inc.	8,748	441,337
Belden, Inc.	1,822	174,274
Flex, Ltd. (a) (b)	12,172	336,434
IPG Photonics Corp. (a)	448	60,847
Itron, Inc. (a)	1,406	101,373
PAR Technology Corp. (a)	28,541	939,855
ScanSource, Inc. (a)	1,029	30,417
TD SYNNEX Corp.	8,329	782,926
Vishay Intertechnology, Inc.	31,835	935,949
Vontier Corp.	33,745	1,086,927
		6,422,327
Energy Equipment & Services — 0.6%
ChampionX Corp.	3,558	110,440
Diamond Offshore Drilling, Inc. (a)	16,368	233,080
Halliburton Co.	24,271	800,700
Helix Energy Solutions Group, Inc. (a)	72,268	533,338
NexTier Oilfield Solutions, Inc. (a)	227,208	2,031,240
Oceaneering International, Inc. (a)	61,430	1,148,741
Select Energy Services, Inc.	30,843	249,828
Tidewater, Inc. (a)	17,086	947,248
Transocean, Ltd. (a)	151,901	1,064,826
Valaris, Ltd. (a)	2,291	144,173
		7,263,614
Entertainment — 1.1%
Activision Blizzard, Inc. (a)	24,337	2,051,609
Live Nation Entertainment, Inc. (a)	9,136	832,381
Madison Square Garden Sports Corp.	14,411	2,709,988
Netflix, Inc. (a) (b)	9,582	4,220,775
Spotify Technology SA (a)	1,408	226,054
Take-Two Interactive Software, Inc. (a)	11,348	1,669,972
Walt Disney Co. (The) (a) (b)	14,017	1,251,438
Warner Bros Discovery, Inc. (a)	8,750	109,725
Warner Music Group Corp., Class A	14,696	383,419
World Wrestling Entertainment, Inc., Class A	130	14,101
		13,469,462
Financial Services — 3.0%
Affirm Holdings, Inc. (a)	760	11,651
Apollo Global Management, Inc. (b)	4,102	315,075
Artemis Strategic Inv Corp. (a) (c) (d) (e)	7,600	64,387
Berkshire Hathaway, Inc., Class B (a) (b)	9,723	3,315,543
Euronet Worldwide, Inc. (a)	18,433	2,163,481
Fidelity National Information Services, Inc.	44,021	2,407,949
Fiserv, Inc. (a) (b)	50,487	6,368,935
FleetCor Technologies, Inc. (a)	1,384	347,495
Global Payments, Inc. (b)	38,771	3,819,719
International Money Express, Inc. (a)	13,497	331,081
Jack Henry & Associates, Inc.	677	113,282
Marqeta, Inc., Class A (a)	74,743	363,999
Mastercard, Inc., Class A (b)	15,296	6,015,917
PayPal Holdings, Inc. (a) (b)	14,638	976,794

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Repay Holdings Corp. (a)	82,359	$644,871
Shift4 Payments, Inc., Class A (a)	219	14,872
Swiftmerge Acquisition Corp. (a) (c) (d) (e)	6,943	57,377
Toast, Inc., Class A (a)	849	19,162
Visa, Inc., Class A (b)	31,909	7,577,749
Western Union Co. (The)	193,436	2,269,004
WEX, Inc. (a)	4,711	857,732
		38,056,075
Food Products — 0.7%
Darling Ingredients, Inc. (a)	33,013	2,105,899
McCormick & Co., Inc.	57,993	5,058,729
Seaboard Corp.	27	96,140
Tyson Foods, Inc., Class A (b)	22,258	1,136,048
		8,396,816
Ground Transportation — 0.3%
CSX Corp. (b)	17,258	588,498
Landstar System, Inc.	230	44,284
Lyft, Inc., Class A (a)	10,082	96,686
Norfolk Southern Corp.	2,557	579,825
Ryder System, Inc.	172	14,584
Schneider National, Inc., Class B	6,750	193,860
Uber Technologies, Inc. (a) (b)	49,846	2,151,852
Union Pacific Corp. (b)	2,080	425,610
		4,095,199
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories (b)	129	14,064
Align Technology, Inc. (a)	1,411	498,986
Baxter International, Inc.	12,438	566,675
Dexcom, Inc. (a) (b)	1,075	138,148
Edwards Lifesciences Corp. (a)	4,882	460,519
Envista Holdings Corp. (a)	4,097	138,643
GE HealthCare Technologies, Inc.	5,593	454,375
Globus Medical, Inc., Class A (a)	7,395	440,298
IDEXX Laboratories, Inc. (a)	7,699	3,866,669
Lantheus Holdings, Inc. (a)	1,286	107,921
Masimo Corp. (a)	7,049	1,159,913
Merit Medical Systems, Inc. (a)	12,584	1,052,526
Paragon 28, Inc. (a)	53,531	949,640
QuidelOrtho Corp. (a)	4,801	397,811
Stryker Corp.	18,279	5,576,740
		15,822,928
Health Care Providers & Services — 1.5%
Amedisys, Inc. (a)	104	9,510
AmerisourceBergen Corp.	2,634	506,861
Cardinal Health, Inc.	10,995	1,039,797
Castle Biosciences, Inc. (a)	7,146	98,043
Centene Corp. (a)	6,858	462,572
Cigna Group (The) (b)	10,761	3,019,537
CVS Health Corp. (b)	44,001	3,041,789
DaVita, Inc. (a)	286	28,734
Elevance Health, Inc. (b)	748	332,329
HCA Healthcare, Inc. (b)	1,010	306,515
Humana, Inc. (b)	372	166,332
Laboratory Corp. of America Holdings	1,210	292,009
McKesson Corp.	2,577	1,101,178
NeoGenomics, Inc. (a)	137,770	2,213,964
Patterson Cos., Inc.	11,107	369,419
Premier, Inc., Class A	3,528	97,584
Quest Diagnostics, Inc.	246	34,578
	Number of Shares	Value
Quipt Home Medical Corp. (a)	56,400	$302,276
R1 RCM, Inc. (a)	63,909	1,179,121
Tenet Healthcare Corp. (a)	7,964	648,110
UnitedHealth Group, Inc. (b)	6,084	2,924,214
Universal Health Services, Inc., Class B	2,326	366,973
US Physical Therapy, Inc.	2,189	265,723
		18,807,168
Health Care REITs — 0.0%
Healthpeak Properties, Inc. (b)	6,205	124,721
Health Care Technology — 0.1%
Evolent Health, Inc., Class A (a)	60,081	1,820,454
Hotels, Restaurants & Leisure — 1.2%
Aramark (b)	8,486	365,322
Booking Holdings, Inc. (a) (b)	2,651	7,158,575
Chipotle Mexican Grill, Inc. (a) (b)	418	894,102
Domino’s Pizza, Inc.	1,470	495,375
DraftKings, Inc., Class A (a)	34,764	923,680
EBET, Inc. (a)	124,129	14,647
Expedia Group, Inc. (a) (b)	20,270	2,217,335
Las Vegas Sands Corp. (a) (b)	14,708	853,064
Marriott International, Inc., Class A (b)	143	26,268
Marriott Vacations Worldwide Corp. (b)	469	57,556
McDonald’s Corp. (b)	180	53,714
Starbucks Corp. (b)	7,826	775,244
Texas Roadhouse, Inc.	4,486	503,688
Travel + Leisure Co.	19,692	794,375
		15,132,945
Household Durables — 0.5%
GoPro, Inc., Class A (a)	105,993	438,811
KB Home (b)	10,708	553,711
NVR, Inc. (a) (b)	35	222,272
PulteGroup, Inc. (b)	8,092	628,586
Sonos, Inc. (a) (b)	34,385	561,507
Taylor Morrison Home Corp. (a)	19,495	950,771
Tempur Sealy International, Inc. (b)	19,594	785,132
Toll Brothers, Inc. (b)	29,490	2,331,774
Whirlpool Corp. (b)	2,660	395,781
		6,868,345
Household Products — 0.7%
Church & Dwight Co., Inc.	38,542	3,863,065
Colgate-Palmolive Co. (b)	3,922	302,151
Procter & Gamble Co. (The) (b)	27,387	4,155,703
		8,320,919
Independent Power & Renewable Electricity Producers — 0.0%
Altus Power, Inc. (a)	97,763	527,920
Industrial Conglomerates — 0.1%
3M Co. (b)	5,102	510,659
General Electric Co. (b)	6,675	733,249
		1,243,908
Industrial REITs — 0.0%
Prologis, Inc. (b)	4,153	509,282
Insurance — 0.5%
American International Group, Inc. (b)	43,316	2,492,402
Arthur J Gallagher & Co. (b)	2,045	449,020
Assurant, Inc. (b)	1,626	204,421
CNA Financial Corp.	2,245	86,702
CNO Financial Group, Inc.	19,325	457,423
Fidelity National Financial, Inc.	6,458	232,488

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Hartford Financial Services Group, Inc. (The)	2,343	$168,743
Primerica, Inc. (b)	755	149,309
Reinsurance Group of America, Inc.	1,872	259,628
Unum Group	39,013	1,860,920
		6,361,056
Interactive Media & Services — 3.0%
Alphabet, Inc., Class A (a) (b)	134,089	16,050,453
Alphabet, Inc., Class C (a) (b)	17,600	2,129,072
Bumble, Inc., Class A (a)	52,191	875,765
IAC, Inc. (a)	10,634	667,815
Match Group, Inc. (a)	8,352	349,531
Meta Platforms, Inc., Class A (a) (b)	51,093	14,662,669
Snap, Inc., Class A (a)	14,076	166,660
TripAdvisor, Inc. (a)	99,448	1,639,898
Ziff Davis, Inc. (a)	2,602	182,296
ZoomInfo Technologies, Inc. (a)	74,627	1,894,780
		38,618,939
IT Services — 0.7%
Amdocs, Ltd.	6,790	671,191
Cloudflare, Inc., Class A (a)	109,483	7,156,904
Cognizant Technology Solutions Corp., Class A (b)	4,519	295,000
DXC Technology Co. (a)	12,132	324,167
EPAM Systems, Inc. (a)	2,648	595,138
GoDaddy, Inc., Class A (a) (b)	190	14,275
Kyndryl Holdings, Inc. (a)	29,462	391,255
Okta, Inc. (a)	953	66,091
		9,514,021
Leisure Products — 0.2%
Clarus Corp.	176,062	1,609,207
Malibu Boats, Inc., Class A (a)	4,935	289,487
Peloton Interactive, Inc., Class A (a)	42,368	325,810
Topgolf Callaway Brands Corp. (a) (b)	2,785	55,282
		2,279,786
Life Sciences Tools & Services — 1.4%
Avantor, Inc. (a)	8,082	166,004
Bio-Rad Laboratories, Inc., Class A (a)	3,024	1,146,459
Danaher Corp. (b)	2,870	688,800
Illumina, Inc. (a) (b)	4,841	907,639
Medpace Holdings, Inc. (a)	922	221,437
Mettler-Toledo International, Inc. (a)	2,861	3,752,602
Repligen Corp. (a)	1,958	276,979
Sotera Health Co. (a)	7,787	146,707
Syneos Health, Inc. (a)	15,832	667,161
Thermo Fisher Scientific, Inc. (b)	10,627	5,544,637
Waters Corp. (a)	17,195	4,583,155
		18,101,580
Machinery — 0.9%
AGCO Corp. (b)	12,164	1,598,593
Allison Transmission Holdings, Inc.	42,659	2,408,527
Enerpac Tool Group Corp. (b)	10,341	279,207
Gates Industrial Corp. plc (a)	47,452	639,653
IDEX Corp. (b)	1,560	335,806
Ingersoll Rand, Inc.	16,094	1,051,904
Lindsay Corp. (b)	4,924	587,630
Otis Worldwide Corp.	26,213	2,333,219
PACCAR, Inc. (b)	7,102	594,082
Terex Corp.	13,672	817,996
	Number of Shares	Value
Timken Co. (The) (b)	3,197	$292,621
Xylem, Inc. (b)	2,324	261,729
		11,200,967
Marine Transportation — 0.0%
Kirby Corp. (a)	1,876	144,358
Media — 0.3%
Altice USA, Inc., Class A (a)	368,380	1,112,508
Charter Communications, Inc., Class A (a)	3,114	1,143,990
Comcast Corp., Class A (b)	24,904	1,034,761
Integral Ad Science Holding Corp. (a)	37,827	680,129
		3,971,388
Metals & Mining — 0.3%
Cleveland-Cliffs, Inc. (a)	28,559	478,649
Haynes International, Inc.	1,511	76,789
Perpetua Resources Corp. (a)	128,781	472,626
Ramaco Resources, Inc., Class A	24,055	203,024
Royal Gold, Inc.	13,726	1,575,470
Steel Dynamics, Inc. (b)	3,438	374,502
United States Steel Corp.	36,973	924,695
		4,105,755
Mortgage Real Estate Investment — 0.0%
Dynex Capital, Inc.	6,119	77,038
Office REITs — 0.1%
Highwoods Properties, Inc. (b)	9,736	232,788
Kilroy Realty Corp. (b)	26,264	790,284
		1,023,072
Oil, Gas & Consumable Fuels — 1.5%
APA Corp.	15,720	537,152
California Resources Corp.	171	7,745
Cheniere Energy, Inc.	5,417	825,334
Chesapeake Energy Corp.	6,400	535,552
Chevron Corp. (b)	1,475	232,091
Coterra Energy, Inc.	14,519	367,331
CVR Energy, Inc.	1,299	38,918
Delek US Holdings, Inc.	45,950	1,100,502
HF Sinclair Corp.	15,130	674,949
Marathon Oil Corp.	35,093	807,841
Marathon Petroleum Corp.	8,218	958,219
Matador Resources Co.	3,267	170,929
Murphy Oil Corp.	4,157	159,213
Ovintiv, Inc.	4,409	167,851
PBF Energy, Inc., Class A	48,471	1,984,403
PDC Energy, Inc.	287	20,417
Phillips 66	5,123	488,632
Pioneer Natural Resources Co. (b)	888	183,976
Range Resources Corp.	82,607	2,428,646
Southwestern Energy Co. (a)	674,802	4,055,560
Texas Pacific Land Corp.	657	864,940
Valero Energy Corp.	19,256	2,258,729
		18,868,930
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp. (b)	7,194	539,406
Passenger Airlines — 0.2%
Alaska Air Group, Inc. (a)	2,692	143,160
American Airlines Group, Inc. (a) (b)	14,601	261,942
Delta Air Lines, Inc. (a) (b)	542	25,767
SkyWest, Inc. (a)	10,385	422,877

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Southwest Airlines Co. (b)	9,879	$357,719
United Airlines Holdings, Inc. (a)	35,636	1,955,347
		3,166,812
Personal Care Products — 0.3%
Coty, Inc., Class A (a)	39,802	489,167
Estee Lauder Cos., Inc. (The), Class A	18,637	3,659,934
		4,149,101
Pharmaceuticals — 0.5%
Bristol-Myers Squibb Co. (b)	5,243	335,290
Catalent, Inc. (a)	7,164	310,631
Eli Lilly & Co. (b)	1,567	734,892
Johnson & Johnson (b)	12,278	2,032,254
Merck & Co., Inc. (b)	815	94,043
Pfizer, Inc. (b)	30,108	1,104,361
Reata Pharmaceuticals, Inc., Class A (a)	7,861	801,508
Viatris, Inc.	129,255	1,289,965
		6,702,944
Professional Services — 1.0%
Automatic Data Processing, Inc.	26,133	5,743,772
Broadridge Financial Solutions, Inc. (b)	2,273	376,477
Ceridian HCM Holding, Inc. (a) (b)	1,925	128,917
Concentrix Corp. (b)	8,056	650,522
Dun & Bradstreet Holdings, Inc.	166,077	1,921,511
Equifax, Inc.	2,274	535,072
Exponent, Inc. (b)	946	88,281
Huron Consulting Group, Inc. (a)	4,008	340,319
KBR, Inc. (b)	2,965	192,903
ManpowerGroup, Inc. (b)	7,210	572,474
Paychex, Inc. (b)	1,218	136,258
SS&C Technologies Holdings, Inc. (b)	14,918	904,031
TransUnion (b)	6,064	474,993
Verra Mobility Corp. (a)	14,795	291,757
		12,357,287
Real Estate Management & Development — 0.0%
Zillow Group, Inc., Class C (a)	6,502	326,791
Semiconductors & Semiconductor Equipment — 1.2%
Ambarella, Inc. (a)	2,011	168,260
Analog Devices, Inc. (b)	2,257	439,686
Applied Materials, Inc. (b)	4,483	647,973
Broadcom, Inc. (b)	990	858,756
Enphase Energy, Inc. (a)	1,006	168,485
First Solar, Inc. (a)	1,442	274,110
Intel Corp. (b)	41,422	1,385,152
KLA Corp.	506	245,420
Lam Research Corp. (b)	960	617,146
Marvell Technology, Inc.	1,716	102,582
Microchip Technology, Inc.	20,076	1,798,609
NVIDIA Corp. (b)	6,133	2,594,382
ON Semiconductor Corp. (a) (b)	1,963	185,660
PDF Solutions, Inc. (a)	4,041	182,249
Qorvo, Inc. (a)	6,799	693,702
QUALCOMM, Inc. (b)	14,867	1,769,768
Semtech Corp. (a)	7,116	181,173
Skyworks Solutions, Inc.	1,112	123,087
Synaptics, Inc. (a)	14,291	1,220,166
Universal Display Corp.	11,225	1,617,859
		15,274,225

	Number of Shares	Value
Software — 5.2%
ACI Worldwide, Inc. (a)	875	$20,274
Adobe, Inc. (a) (b)	7,155	3,498,723
AppLovin Corp., Class A (a)	31,998	823,309
Aspen Technology, Inc. (a) (b)	958	160,570
Autodesk, Inc. (a) (b)	1,294	264,765
Bills Holdings, Inc. (a)	10,963	1,281,027
Blackbaud, Inc. (a)	44,002	3,132,062
Box, Inc., Class A (a)	33,600	987,168
Cadence Design Systems, Inc. (a) (b)	1,663	390,007
Clear Secure, Inc., Class A	46,046	1,066,886
Clearwater Analytics Holdings, Inc., Class A (a)	6,912	109,693
Crowdstrike Holdings, Inc., Class A (a) (b)	40,994	6,020,789
Datadog, Inc., Class A (a)	105,693	10,398,077
DocuSign, Inc. (a)	10,011	511,462
Dropbox, Inc., Class A (a)	15,213	405,731
Elastic NV (a)	6,063	388,760
Fair Isaac Corp. (a) (b)	646	522,750
Freshworks, Inc., Class A (a)	47,331	832,079
Gen Digital, Inc.	56,916	1,055,792
HubSpot, Inc. (a) (b)	178	94,712
Microsoft Corp. (b)	46,874	15,962,472
N-Able, Inc. (a)	72,820	1,049,336
NCR Corp. (a)	60,268	1,518,754
New Relic, Inc. (a)	39,280	2,570,483
Nutanix, Inc., Class A (a)	3,355	94,108
Olo, Inc., Class A (a)	36,499	235,784
ON24, Inc.	124,229	1,008,739
Oracle Corp. (b)	2,770	329,879
Pegasystems, Inc.	317	15,628
PowerSchool Holdings, Inc., Class A (a)	10,976	210,081
RingCentral, Inc., Class A (a)	69,850	2,286,190
Roper Technologies, Inc. (b)	783	376,466
Salesforce, Inc. (a) (b)	16,452	3,475,650
SentinelOne, Inc., Class A (a)	3,207	48,426
ServiceNow, Inc. (a) (b)	2,190	1,230,714
Smartsheet, Inc., Class A (a)	14,468	553,546
Splunk, Inc. (a)	260	27,583
Teradata Corp. (a)	11,274	602,144
Varonis Systems, Inc. (a)	18,096	482,258
VMware, Inc., Class A (a) (b)	7,947	1,141,904
Workday, Inc., Class A (a) (b)	4,163	940,380
Zoom Video Communications, Inc., Class A (a)	11,379	772,407
		66,897,568
Specialized REITs — 0.3%
American Tower Corp. (b)	12,371	2,399,232
EPR Properties (b)	2,580	120,744
Equinix, Inc.	573	449,197
Lamar Advertising Co., Class A (b)	4,660	462,505
National Storage Affiliates Trust	2,043	71,158
		3,502,836
Specialty Retail — 1.0%
Aaron’s Co., Inc. (The)	22,094	312,409
Advance Auto Parts, Inc. (b)	4,332	304,540

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
AutoNation, Inc. (a) (b)	9,253	$1,523,136
AutoZone, Inc. (a) (b)	151	376,497
Bath & Body Works, Inc. (b)	14,074	527,775
Best Buy Co., Inc. (b)	1,813	148,575
Boot Barn Holdings, Inc. (a)	9,607	813,617
Burlington Stores, Inc. (a)	7,818	1,230,475
Chewy, Inc., Class A (a) (b)	11,258	444,353
Chico’s FAS, Inc. (a)	19,080	102,078
Destination XL Group, Inc. (a)	6,713	32,894
Dick’s Sporting Goods, Inc. (b)	6,420	848,660
Gap, Inc. (The) (b)	95,302	851,047
Home Depot, Inc. (The) (b)	1,549	481,181
Lithia Motors, Inc.	2,833	861,544
O’Reilly Automotive, Inc. (a) (b)	614	586,554
Petco Health & Wellness Co., Inc. (a) (b)	81,209	722,760
RH (a)	2,533	834,852
Ross Stores, Inc. (b)	2,032	227,848
Sally Beauty Holdings, Inc. (a)	111,298	1,374,530
Ulta Beauty, Inc. (a) (b)	443	208,474
Victoria’s Secret & Co. (a)	27,567	480,493
		13,294,292
Technology Hardware, Storage & Peripherals — 1.3%
Apple, Inc. (b)	68,705	13,326,709
Dell Technologies, Inc., Class C	1,073	58,060
Pure Storage, Inc., Class A (a)	12,271	451,818
Seagate Technology Holdings plc	1,356	83,896
Super Micro Computer, Inc. (a)	3,960	987,030
Western Digital Corp. (a) (b)	19,560	741,911
Xerox Holdings Corp.	23,380	348,128
		15,997,552
Textiles, Apparel & Luxury Goods — 0.4%
Deckers Outdoor Corp. (a) (b)	784	413,686
Hanesbrands, Inc.	34,106	154,841
NIKE, Inc., Class B (b)	41,267	4,554,639
Skechers USA, Inc., Class A (a) (b)	1,891	99,580
		5,222,746
Tobacco — 0.6%
Altria Group, Inc. (b)	2,104	95,311
Philip Morris International, Inc. (b)	71,956	7,024,345
		7,119,656
Trading Companies & Distributors — 0.1%
Air Lease Corp. (b)	21,570	902,704
Core & Main, Inc.Class A (a) (b)	6,485	203,240
GMS, Inc. (a) (b)	3,778	261,438
United Rentals, Inc. (b)	912	406,177
		1,773,559
Water Utilities — 0.1%
American Water Works Co., Inc. (b)	2,073	295,921
Artesian Resources Corp., Class A	5,406	255,271
California Water Service Group	2,595	133,980
Essential Utilities, Inc. (b)	11,962	477,403
York Water Co. (The)	958	39,537
		1,202,112
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc. (a) (b)	9,491	1,318,300
Total US Common Stocks (Cost $481,062,325)		532,469,513
	Number of Shares	Value
Foreign Common Stocks — 29.9%
Australia — 0.4%
Newcrest Mining, Ltd.	257,970	$4,609,148
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	8,732	470,044
RenaissanceRe Holdings, Ltd.	650	121,238
		591,282
Brazil — 0.2%
Centrais Eletricas Brasileiras SA	261,102	2,167,580
Cameroon, United Republic Of — 0.1%
Golar LNG, Ltd.	58,515	1,180,248
Canada — 4.9%
ABC Technologies Holdings, Inc.	207,600	932,417
Alaris Equity Partners Income (b)	52,000	594,678
Algoma Steel Group, Inc.	45,031	319,720
Alpha Lithium Corp., Class A (a)	26,900	27,819
Aris Mining Corp.	245,200	590,442
Artemis Gold, Inc. (a)	317,026	1,139,116
ATS Corp. (a) (b)	11,500	529,100
Barrick Gold Corp. — NYSE Shares	99,583	1,685,940
Bear Creek Mining Corp. (a) (f)	319,151	132,503
Bombardier, Inc., Class B (a) (b)	13,900	685,268
Brookfield Corp., Class A	27,133	913,025
Cameco Corp.	37,728	1,182,018
Cameco Corp. — TSX Shares (b)	25,500	798,638
Canadian Pacific Kansas City, Ltd.	5,730	462,812
Canfor Corp. (a) (b)	45,900	823,931
Celestica, Inc. (a) (b)	97,500	1,415,305
CI Financial Corp. (b)	60,700	689,132
Collective Mining, Ltd. (a)	92,500	415,456
Denison Mines Corp. (a) (f)	249,744	312,946
Dundee Corp., Class A (a)	405,126	397,557
Equinox Gold Corp. (a) (f)	437,572	2,004,953
Equinox Gold Corp. (a)	287,019	1,314,547
Exchange Income Corp. (b)	21,200	838,718
Filo Mining Corp. (a) (c)	15,400	300,037
First Quantum Minerals, Ltd.	19,400	458,952
Fission Uranium Corp. (a) (f)	1,303,500	600,215
GFL Environmental, Inc. (b)	13,595	527,486
goeasy, Ltd. (b)	11,500	959,932
Heliostar Metals, Ltd. (a) (c) (d) (e)	263,400	91,616
IAMGOLD Corp. (a)	455,886	1,198,980
International Tower Hill Mines, Ltd. (a)	376,174	157,617
Ivanhoe Electric, Inc. (a)	18,205	237,393
Ivanhoe Mines, Ltd., Class A (a) (f)	154,706	1,413,054
Kinross Gold Corp. (b)	116,200	554,357
Lightspeed Commerce, Inc. (a)	27,700	468,584
Lithium Americas Corp. (a) (b)	81,471	1,646,529
Lithium Ionic Corp. (a)	277,800	517,959
Lycos Energy, Inc. (a)	348,838	105,330
MEG Energy Corp. (a)	23,925	379,260
Minto Apartment Real Estate Investment Trust — REIT (g)	36,000	408,168
NexGen Energy, Ltd. (a) (f)	305,550	1,441,546
Nfi Group, Inc. (a)	55,300	476,296
Northern Dynasty Minerals, Ltd. (a) (f)	752,336	170,372
Northern Dynasty Minerals, Ltd. — NYSE Shares (a)	338,909	81,338

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Novagold Resources, Inc. (a)	252,004	$1,005,496
Nutrien, Ltd. (b)	10,500	619,894
Open Text Corp. (b)	34,400	1,430,791
Osisko Gold Royalties, Ltd.	19,702	302,820
Osisko Green Acquisition Corp. (a) (c) (d) (e)	15,000	91,670
Osisko Green Acquisition, Ltd., Class A (a)	61,900	472,865
Pan American Silver Corp. (f)	82,438	1,201,022
Pasofino Gold, Ltd. (a)	61,000	15,195
Pet Valu Holdings, Ltd. (b)	35,500	814,644
Precision Drilling Corp. (a) (b)	21,000	1,025,152
RB Global, Inc. (b)	14,500	870,164
RHC Helium, Ltd. (a)	24,080	6,271
Sandstorm Gold, Ltd. (f)	64,330	329,370
Saputo, Inc. (b)	33,200	743,820
Seabridge Gold, Inc. (a) (f)	101,511	1,223,726
Seabridge Gold, Inc. — NYSE Shares (a)	45,036	542,684
Shopify, Inc., Class A (a)	147,102	9,502,789
Solaris Resources, Inc. (a) (b)	265,800	1,187,798
Solaris Resources, Inc. — Reg S shares (a) (c) (h)	16,600	74,182
Somerset Energy Partners Corp. (a) (c) (d) (e)	130,200	44,227
Spin Master Corp. (b) (g)	31,200	825,484
Sprott Physical Uranium Trust	218,442	2,757,011
Sprott, Inc. (f)	17,379	562,661
Sprott, Inc.	7,936	257,126
Stelco Holdings, Inc. (b)	19,700	642,713
Sucro Holdings LLC (a) (c) (d) (e)	9,570	110,166
Teck Resources, Ltd., Class B (b)	18,800	791,026
Tourmaline Oil Corp. (b)	17,800	838,706
Western Copper & Gold Corp. (a) (f)	137,610	211,907
Wheaton Precious Metals Corp.	76,991	3,327,551
		62,229,993
Cayman Islands — 0.0%
Changgang Dunxin Enterprise Co., Ltd. (a) (c) (d)	4,640,000	—
China — 8.8%
Agora, Inc. — ADR (a)	1,700	5,321
Alibaba Group Holding, Ltd. — SPADR (a) (b)	10,236	853,171
Baidu, Inc. — SPADR (a)	6,229	852,812
Beijing New Building Materials plc, Class A	736,951	2,487,551
Bethel Automotive Safety Systems Co., Ltd., Class A	150,000	1,639,388
Bilibili, Inc., Class Z (a) (f)	198,060	2,992,480
Bilibili, Inc. — SPADR (a) (f)	135,000	2,038,500
CGN Power Co., Ltd., Class H (g)	9,744,000	2,354,427
China Communications Services Corp., Ltd., Class H	2,326,000	1,150,533
China Merchants Bank Co., Ltd., Class A	714,000	3,234,284
China Pacific Insurance Group Co., Ltd., Class A	1,150,044	4,114,970
China Shenhua Energy Co., Ltd., Class H	124,500	381,983
DiDi Global, Inc. — ADR (a)	113,100	339,300
Eve Energy Co., Ltd., Class A	250,199	2,083,612
Full Truck Alliance Co., Ltd. — SPADR (a) (f)	260,600	1,620,932
Guangshen Railway Co., Ltd., Class H (a)	2,686,000	854,204
Haier Smart Home Co., Ltd., Class A	1,048,100	3,398,071
	Number of Shares	Value
Hangzhou SF Intra-City Industrial Co., Ltd., Class H (a) (g)	47,674	$57,239
Inner Mongolia Yili Industrial Group Co., Ltd., Class A	625,000	2,443,336
iQIYI, Inc. — ADR (a)	136,400	728,376
JD Logistics, Inc. (a) (f) (g)	395,400	618,102
JD.com, Inc. — ADR (b)	26,221	894,923
Jiangsu Hengli Hydraulic Co., Ltd., Class A	141,800	1,256,140
Jingjin Equipment, Inc., Class A	174,600	754,774
KE Holdings, Inc. — ADR (a)	617,000	9,162,450
Kweichow Moutai Co., Ltd., Class A	13,000	3,031,215
Luxshare Precision Industry Co., Ltd., Class A	1,000,000	4,485,065
Meituan, Class B (a) (g)	131,604	2,068,562
Midea Group Co., Ltd., Class A	580,483	4,724,715
Milkyway Chemical Supply Chain Service Co., Ltd., Class A	119,000	1,460,739
Nantong Jianghai Capacitor Co., Ltd., Class A	475,002	1,395,127
New Oriental Education & Technology Group, Inc. — SPADR (a)	30,100	1,188,649
Ninestar Corp., Class A	200,059	943,687
PDD Holdings, Inc. — ADR (a)	86,300	5,966,782
Sany Heavy Industry Co., Ltd., Class A	677,975	1,554,610
Satellite Chemical Co., Ltd., Class A	1,700,408	3,507,048
SG Micro Corp., Class A	83,192	942,820
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	200,000	846,074
Shanghai Electric Group Co., Ltd., Class H (a)	2,464,000	575,459
Shenzhen Dynanonic Co., Ltd., Class A	56,000	849,687
Shenzhen Inovance Technology Co., Ltd., Class A	206,969	1,831,678
Shenzhou International Group Holdings, Ltd.	135,800	1,301,309
Sinoma Science & Technology Co., Ltd., Class A	200,076	566,353
Sinopec Engineering Group Co., Ltd., Class H	628,000	280,126
Suzhou Maxwell Technologies Co., Ltd., Class A	49,942	1,164,476
TAL Education Group — ADR (a)	301,600	1,797,536
Tayho Advanced Materials Group Co, Ltd., Class A	100,000	337,193
TCL Zhonghuan Renewable Energy Technology Co., Ltd., Class A	625,092	2,860,231
Tencent Holdings, Ltd.	241,100	10,261,825
Wanhua Chemical Group Co., Ltd., Class A	375,015	4,534,610
Yunnan Energy New Material Co., Ltd., Class A (a)	300,033	3,983,045
Zhejiang Jiemei Electronic & Technology Co., Ltd., Class A	80,059	306,319
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	174,943	1,712,261
Zhejiang Shuanghuan Driveline Co., Ltd., Class A	341,954	1,714,355
		112,508,435
Colombia — 0.1%
Ecopetrol SA — SPADR	105,088	1,077,152
Denmark — 2.1%
Ascendis Pharma A/S — ADR (a)	5,010	447,142
Coloplast A/S, Class B	27,205	3,401,376

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
GN Store Nord A/S (a) (b)	7,766	$194,043
H Lundbeck A/S (b)	1,271,399	6,054,508
Novo Nordisk A/S, Class B (b)	77,655	12,542,351
Novozymes A/S, Shares — B (b)	92,309	4,299,216
		26,938,636
Finland — 0.5%
Nanoform Finland plc (a)	508,750	1,126,131
Nordea Bank Abp (b)	292,407	3,190,788
Sampo Oyj, Shares — A (b)	46,583	2,089,196
		6,406,115
France — 1.2%
Carrefour SA	15,733	298,159
Constellium SE (a)	22,249	382,683
L’Oreal SA	16,368	7,638,578
LVMH Moet Hennessy Louis Vuitton SE	7,111	6,710,835
		15,030,255
Germany — 0.1%
BASF SE	5,896	286,266
K&S AG	65,391	1,138,352
		1,424,618
Hong Kong — 0.4%
CECEP COSTIN New Materials Group, Ltd. (a) (c) (d)	1,736,000	—
CK Hutchison Holdings, Ltd.	229,000	1,401,691
First Pacific Co., Ltd.	1,796,000	623,243
Hi Sun Technology China, Ltd. (a) (f)	3,918,000	355,739
Hua Han Health Industry Holdings, Ltd. (a) (c) (d)	6,984,000	—
Luks Group Vietnam Holdings Co., Ltd.	1,682,000	193,185
PAX Global Technology, Ltd.	15,000	11,382
Sino Biopharmaceutical, Ltd.	4,019,916	1,749,788
Super Hi International Holding, Ltd. (a) (f)	201,627	392,171
WH Group, Ltd. (g)	1,668,000	886,425
		5,613,624
India — 0.1%
WNS Holdings, Ltd. — ADR (a) (b)	8,043	592,930
Ireland — 0.1%
Accenture plc, Class A (b)	1,288	397,451
AerCap Holdings NV (a)	9,623	611,253
Medtronic plc (b)	7,139	628,946
		1,637,650
Israel — 0.1%
CyberArk Software, Ltd. (a)	1,337	209,013
Nice Ltd. — SPADR (a)	441	91,066
Playtika Holding Corp. (a)	80,828	937,605
		1,237,684
Japan — 3.9%
Advanced Micro Devices, Inc. (a) (b)	14,911	1,698,512
Allegro MicroSystems, Inc. (a)	2,295	103,596
Amano Corp.	138,000	2,915,075
Azbil Corp. (f)	16,100	509,464
BML, Inc.	98,900	1,992,976
Bunka Shutter Co., Ltd. (f)	139,400	1,075,826
DTS Corp.	22,700	536,435
Ezaki Glico Co., Ltd. (f)	63,600	1,665,044
Fukuda Corp.	11,400	385,481
Fukuda Denshi Co., Ltd.	7,900	257,291
	Number of Shares	Value
Fukushima Galilei Co., Ltd.	16,300	$609,458
H.U. Group Holdings, Inc.	91,600	1,751,347
Hakuhodo DY Holdings, Inc.	222,100	2,344,967
Hogy Medical Co., Ltd.	103,700	2,292,630
Icom, Inc.	7,100	143,422
Inpex Corp. (f)	50,400	562,067
Japan Petroleum Exploration Co., Ltd.	19,400	581,348
Kamigumi Co., Ltd.	34,600	785,415
Kato Sangyo Co., Ltd.	11,700	321,641
Kyorin Pharmaceutical Co., Ltd.	96,200	1,168,339
Medipal Holdings Corp.	18,500	302,637
Mitsubishi Corp.	13,400	649,553
Mitsui & Co., Ltd.	9,300	349,925
Morinaga & Co., Ltd.	97,400	3,050,347
Nippon Densetsu Kogyo Co., Ltd.	1,200	16,467
Nohmi Bosai, Ltd.	28,700	360,981
Noritz Corp. (f)	45,000	556,930
OKUMA Corp.	59,100	3,178,463
Raito Kogyo Co., Ltd.	32,300	445,569
Seven Bank, Ltd.	798,600	1,572,859
Shibuya Corp.	21,700	398,554
Sinko Industries, Ltd.	41,300	600,019
SK Kaken Co., Ltd.	31,500	1,660,259
Sumitomo Warehouse Co., Ltd. (The)	194,700	3,209,007
Suzuken Co., Ltd.	51,700	1,408,311
Tachi-S Co., Ltd.	21,700	234,380
Takeuchi Manufacturing Co., Ltd.	124,500	3,865,760
TKC Corp.	12,500	338,323
Toei Co., Ltd.	26,500	3,381,168
Toho Holdings Co., Ltd.	15,400	283,535
TV Asahi Holdings Corp.	175,400	2,005,492
West Japan Railway Co.	22,000	915,575
		50,484,448
Kazakhstan — 0.4%
Halyk Savings Bank of Kazakhstan JSC — GDR (h)	100,459	1,411,454
NAC Kazatomprom JSC — GDR (h)	45,203	1,213,854
NAC Kazatomprom JSC — GDR, 144A Shares (g)	73,742	1,979,973
		4,605,281
Lebanon — 0.0%
Solidere — ADR (a) (c) (d) (h)	38,451	446,416
Luxembourg — 0.1%
Ardagh Metal Packaging SA	142,401	535,428
Perimeter Solutions SA (a)	15,829	97,348
		632,776
Malaysia — 0.0%
Genting Plantations Bhd	38,800	49,015
Oriental Holdings BHD	198,500	271,024
		320,039
Malta — 0.5%
Kambi Group plc (a)	349,649	6,435,958
Mexico — 0.1%
Coca-Cola Femsa SAB de CV — SPADR	2,136	177,950
Controladora Vuela Cia de Aviacion SAB de CV — ADR (a)	13,275	185,186
Fomento Economico Mexicano SAB de CV — SPADR	4,960	549,767
Grupo Aeroportuario del Centro Norte SAB de CV — ADR	1,620	137,441

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Grupo Aeroportuario del Sureste SAB de CV — ADR	864	$239,924
		1,290,268
Netherlands — 0.0%
NXP Semiconductors NV	1,826	373,746
Norway — 0.1%
Opera, Ltd. — ADR	85,780	1,704,449
Puerto Rico — 0.1%
EVERTEC, Inc.	26,219	965,646
Russia — 0.0%
Etalon Group plc — GDR (a) (c) (d) (h)	599,848	—
Etalon Group plc — GDR — LSE Shares (a) (c) (d) (h)	84,223	—
Federal Grid Co. — Rosseti PJSC (a) (c) (d)	1,019,443,892	—
Gazprom PJSC (c) (d)	1,409,587	—
Lenta International Co. PJSC — GDR (a) (c) (d)	351,208	—
LSR Group PJSC (a) (c) (d)	96,020	—
Moscow Exchange MICEX-RTS PJSC (c) (d)	798,487	—
Polyus PJSC — GDR (a) (c) (d) (h)	34,231	—
RusHydro PJSC (c) (d)	354,557,380	—
Sberbank of Russia PJSC (c) (d)	688,194	—
VTB Bank PJSC (a) (c) (d)	2,650,300,990	—
		—
Singapore — 0.3%
First Resources, Ltd.	1,008,300	1,040,019
Golden Agri-Resources, Ltd.	15,310,700	2,790,852
Yoma Strategic Holdings, Ltd. (a) (f)	3,695,700	243,538
		4,074,409
South Africa — 0.4%
Gold Fields, Ltd.	83,347	1,157,813
Harmony Gold Mining Co., Ltd. — SPADR	377,593	1,585,891
Impala Platinum Holdings, Ltd.	277,996	1,859,580
		4,603,284
South Korea — 1.3%
DL E&C Co., Ltd.	24,286	644,454
GS Holdings Corp.	19,716	550,357
Hana Financial Group, Inc.	22,012	658,834
Hankook & Company	75,241	679,536
Hyundai Department Store Co., Ltd.	35,224	1,322,422
Korea Electric Power Corp. (a)	87,318	1,366,218
Korea Electric Power Corp. — SPADR (a) (f)	106,105	822,314
Korean Reinsurance Co.	87,480	466,237
KT Corp.	25,954	588,236
KT Corp. — SPADR (f)	360,961	4,078,859
LG Corp.	25,823	1,732,890
LG Uplus Corp.	410,682	3,350,632
Lotte Chemical Corp.	3,838	452,184
LX Holdings Corp.	25,711	154,822
PHA Co. Ltd.	23,013	184,311
		17,052,306
Spain — 0.3%
Amadeus IT Group SA (a)	45,677	3,482,472

	Number of Shares	Value
Sri Lanka — 0.0%
Hemas Holdings plc	1,337,560	$303,010
Sweden — 1.5%
Alleima AB (b)	1	5
Atlas Copco AB, Shares — B (b)	200,908	2,503,226
Boule Diagnostics AB (a)	180,978	182,231
Elanders AB, Shares — B	45,355	501,486
Electrolux Professional AB, Class B (b)	183,052	993,618
Fortnox AB (b)	367,379	2,169,747
Greater Than AB (a)	268,992	2,316,015
Infant Bacterial Therapeutics AB (a)	10,294	44,859
Infant Bacterial Therapeutics AB (a)	51,471	233,748
Investor AB, Shares — B (b)	182,180	3,645,417
JM AB (b)	38,766	517,070
Nibe Industrier AB, Shares — B (b)	77,241	734,158
Nolato AB, Shares — B (b)	130,147	611,593
Skandinaviska Enskilda Banken AB, Class A (b)	394,340	4,362,964
Viaplay Group AB (a)	130,304	747,431
		19,563,568
Switzerland — 0.2%
Garrett Motion, Inc. (a)	7,806	59,091
Sportradar Holding AG, Class A (a)	163,380	2,107,602
		2,166,693
Thailand — 0.0%
Kasikornbank PCL	147,900	543,651
Ukraine — 0.1%
Astarta Holding plc	45,135	333,153
MHP SE — GDR — OTC Shares (a)	236,097	885,219
		1,218,372
United Kingdom — 1.5%
Atlassian Corp., Class A (a)	35,744	5,998,201
British American Tobacco plc — SPADR	21,533	714,896
Diageo plc	90,640	3,888,088
Gabriel Resources, Ltd. (a)	1,962,000	370,258
Genius Sports, Ltd. (a) (b)	137,512	851,199
Janus Henderson Group plc	2,501	68,152
Liberty Global plc, Class C (a)	97,577	1,733,943
Unilever plc	81,814	4,265,987
Yellow Cake plc (a) (g)	253,896	1,319,292
		19,210,016
Total Foreign Common Stocks (Cost $415,891,558)		382,722,158
Total Common Stocks (Cost $896,953,883)		915,191,671
	Principal Amount	Value
Participation Notes — 0.1%
UBS AG, Gloden Co. Ltd., Class A., Equity Linked Notes, Expiring 07/22/24 (China) (a) (c)	$31,000	138,654
UBS AG, Haier Smart Home Co. Ltd., Class A., Equity Linked Notes, Expiring 08/21/23 (China) (a) (c)	51,900	167,759

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Principal Amount	Value
UBS AG, Nanjing Bestway Intelligent Control Technology Co., Ltd., Equity Linked Notes, Expiring 12/06/23 (China) (a) (c)	$77,029	$493,729
UBS AG, TKD Science and Technology Co., Ltd., Equity Linked Notes, Expiring 02/08/24 (China) (a) (c)	420,113	960,632
Total Participation Notes (Cost $1,872,583)		1,760,774
	Number of Contracts	Value
Right — 0.0%
Pan American Silver Corp., Expiring 02/22/29 (Canada) (a) (c) (Cost $77,784)	367,492	187,458
Warrants — 0.1%
Alpha Lithium Corp., Expiring 12/10/23 (Canada) (a) (c)	32,800	4,536
American Lithium Corp., Expiring 11/03/23 (Canada) (a) (c)	27,900	1,500
American Pacific Mining Corp., Expiring 12/13/23 (Canada) (a) (c)	30,550	1
Aretto Wellness, Inc., Expiring 03/05/24 (Canada) (a)	5,197	39
Ascot Resources, Ltd., Expiring 03/08/24 (Canada) (a) (c)	63,350	188
Atlas Salt, Inc., Expiring 01/16/25 (Canada) (a) (c)	137,250	36,489
Cardiol Therapeutics, Inc., Expiring 11/05/24 (Canada) (a) (c)	7,900	880
Century Lithium Corp., Expiring 03/22/24 (Canada) (a) (c)	63,100	202
Century Lithium Corp., Expiring 02/04/24 (Canada) (a) (c)	37,100	114
Critical Elements Lithium Corp., Expiring 12/03/23 (Canada) (a) (c)	26,350	1,696
EBET, Inc., Expiring 08/02/28 (United States) (a) (c)	8,000	172
Encore Energy Corp., Expiring 02/08/26 (Canada) (a) (c)	49,400	35,010
Esports Technologies, Inc., Expiring 11/30/26 (United States) (a) (c) (e)	30,162	297
FG Acquisition Corp., Expiring 04/05/30 (Canada) (a)	16,150	17,765
Givex Corp., Expiring 11/25/23 (Canada) (a) (c)	30,000	325
Global Atomic Corp., Expiring 09/17/24 (Canada) (a) (c)	61,100	15,705
Gold Mountain Mining Corp., Expiring 06/24/23 (Canada) (a) (c)	13,950	—
Gryphon Digital Mining, Inc., Expiring 06/30/24 (United States) (a) (c) (d) (e)	10,298	56
Hive Blockchain Technologies, Ltd., Expiring 05/30/24 (Canada) (a)	20,100	1,897
I-80 Gold Corp., Expiring 03/28/24 (Canada) (a) (c)	95,000	18,261
Organigram Holdings, Inc., Expiring 11/12/23 (Canada) (a) (c)	45,000	2
Osisko Green Acquisition Ltd., Expiring 09/07/26 (Canada) (a) (c) (d) (e)	33,552	1,621
Osisko Green Acquisition, Ltd., Expiring 07/19/26 (Canada) (a)	30,000	1,699
	Number of Contracts	Value
Rambler Metals & Mining plc, Expiring 01/13/26 (United Kingdom) (a) (c)	9,834	$—
Revive Therapeutics, Ltd., Expiring 02/12/24 (Canada) (a) (c)	85,700	133
Royal Helium, Ltd., Expiring 06/30/25 (Canada) (a) (c) (e)	1,159,587	87,635
Royal Helium, Ltd., Expiring 01/10/26 (Canada) (a) (c) (e)	1,538,400	137,242
Saturn Oil & Gas, Inc., Expiring 06/04/24 (Canada) (a)	404,100	1,525
Somerset Energy Partners Corp., Expiring 04/08/24 (Canada) (a) (c) (d) (e)	130,200	5,639
Sun Summit Minerals Corp., Expiring 07/29/23 (Canada) (a) (c)	30,550	—
Swiftmerge Acquisition Corp., Expiring 12/15/26 (United States) (a) (c) (e)	9,258	969
The Valens Co., Inc., Expiring 01/29/24 (Canada) (a) (c)	43,100	330
The Valens Co., Inc., Expiring 06/01/24 (Canada) (a) (c)	37,950	114
Trillion Energy International, Inc., Expiring 06/29/25 (Canada) (a)	1,561,485	188,592
Ur-Energy, Inc., Expiring 02/21/26 (Canada) (a) (c)	50,000	13,241
Village Farms International, Inc., Expiring 09/10/25 (United States) (a) (c)	75,000	775
Total Warrants (Cost $240,166)		574,650
	Principal Amount	Value
Corporate Bonds — 0.2%
Banks — 0.1%
Bank of Nova Scotia (The) (VRN), 8.625%, 10/27/82 (Canada) (b)	$803,000	833,961
Toronto-Dominion Bank (The) (VRN), 8.125%, 10/31/82 (Canada) (b)	793,100	805,694
Total Banks (Cost $1,602,529)		1,639,655
Oil, Gas & Consumable Fuels — 0.1%
Royal Helium, Ltd., 14.000%, 12/31/25 (Canada) (c) (e)	431,461	438,447
Trillion Energy International, Inc., 12.000%, 04/30/25 (Canada) (c) (d) (e)	453,800	342,555
Total Oil, Gas & Consumable Fuels (Cost $610,349)		781,002
Total Corporate Bonds (Cost $2,212,878)		2,420,657
Convertible Bonds — 0.0%
Health Care Equipment & Supplies — 0.0%
Synaptive Medical, Inc., 10.000%, 10/31/24 (c) (d) (e)	120,000	120,000
Oil, Gas & Consumable Fuels — 0.0%
Royal Helium, Ltd., 12.000%, 06/30/25 (Canada) (a) (c) (d) (e)	429,000	323,835
Total Convertible Bonds (Cost $439,565)		443,835

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Principal Amount	Value
US Treasury Bonds/Notes — 5.1%
US Treasury Bond, 3.625%, 02/15/53 (b)	$14,400	$13,797
US Treasury Note, 2.750%, 07/31/27	2,450,000	2,308,838
US Treasury Note, 3.625%, 03/31/28	1,891,000	1,846,532
US Treasury Note, 3.625%, 05/31/28	790,000	772,472
US Treasury Note, 0.250%, 06/15/24	397,000	378,018
US Treasury Note, 2.000%, 06/30/24	2,603,000	2,517,081
US Treasury Note, 0.375%, 09/15/24 (f)	1,735,000	1,634,899
US Treasury Note, 1.500%, 09/30/24 (f)	4,264,000	4,067,456
US Treasury Note, 4.500%, 11/30/24	6,817,000	6,743,770
US Treasury Note, 1.500%, 02/15/25	3,264,000	3,080,272
US Treasury Note, 2.125%, 05/15/25	2,070,000	1,965,449
US Treasury Note, 0.250%, 05/31/25	1,746,000	1,597,522
US Treasury Note, 3.000%, 07/15/25	965,000	929,906
US Treasury Note, 2.250%, 11/15/25 (f)	1,907,000	1,801,519
US Treasury Note, 0.375%, 11/30/25	2,022,900	1,825,667
US Treasury Note, 0.375%, 01/31/26	1,523,000	1,367,130
US Treasury Note, 0.500%, 02/28/26	1,648,000	1,480,110
US Treasury Note, 1.875%, 07/31/26	1,973,000	1,826,181
US Treasury Note, 1.125%, 10/31/26	2,487,000	2,235,483
US Treasury Note, 1.250%, 12/31/26	2,509,000	2,257,414
US Treasury Note, 1.500%, 01/31/27	2,489,000	2,253,906
US Treasury Note, 1.875%, 02/28/27	2,249,000	2,060,822
US Treasury Note, 0.500%, 08/31/27	2,400,000	2,058,187
US Treasury Note, 4.125%, 09/30/27	892,000	886,704
US Treasury Note, 0.625%, 11/30/27	2,799,000	2,395,988
US Treasury Note, 1.250%, 03/31/28	1,468,000	1,284,156
US Treasury Note, 2.750%, 08/15/32 (f)	14,699,000	13,467,385
Total US Treasury Bonds/Notes (Cost $66,446,859)		65,056,664
	Number of Shares	Value
Acquired Funds — 18.0%
Exchange-Traded Funds (ETFs) — 4.7%
Energy Select Sector SPDR Fund	111,582	9,057,111
Financial Select Sector SPDR Fund (f)	611,610	20,617,373
SPDR S&P Oil & Gas Exploration & Production ETF	4,788	616,838
Technology Select Sector SPDR Fund (f)	71,149	12,369,965
Vanguard Financials ETF	213,451	17,340,759
		60,002,046
Private Investment Funds (i) — 13.3%
Bellus Ventures II, LP (a) (c) (d) (e)	166,398	29,789,737
Eversept Global Healthcare Fund, LP (a) (c) (d) (e)		29,615,694
Farallon Capital Institutional Partners, LP (a) (c) (d) (e)		982,388
Helikon Long Short Equity Fund ICAV (a) (c) (d) (e)	7,253	19,699,711
Honeycomb Partners, LP (a) (c) (d) (e)		28,829,743
Neo Ivy Capital Fund, LP (a) (c) (d) (e)		9,461,033
Northwest Feilong Fund, Ltd. (a) (c) (d) (e)	7,235	18,082,443
	Number of Shares	Value
QVT Roviant, LP (a) (c) (d) (e)	2,324	$7,176,244
Voloridge Fund, LP (a) (c) (d) (e)		27,185,553
		170,822,546
Total Acquired Funds (Cost $184,877,970)		230,824,592
Preferred Stocks — 0.4%
Draegerwerk AG & Co. KGaA, 0.43% (Germany)	15,926	756,783
Esports Technology Preferred, 0.00% (United States) (a) (c) (d) (e)	385	277,200
Hyundai Motor Co., Ltd., 5.56% (South Korea)	17,361	1,449,128
Hyundai Motor Co., Ltd., 5.56% (South Korea)	7,811	646,720
Petroleo Brasileiro SA, 16.50% (Brazil)	261,700	1,613,968
Synaptive Medical, Inc., Class B, 0.00% (Canada) (a) (c) (d) (e)	74,285	185,712
Total Preferred Stocks (Cost $4,174,417)		4,929,511
	Number of Contracts	Value
Purchased Option Contracts — 0.1%
Calls — 0.0%
CBOE Volatility Index, Notional Amount $470,000, Strike Price $20 Expiring 07/19/2023 (United States)	235	6,580
Global Payments, Inc., Notional Amount $913,500, Strike Price $105 Expiring 08/18/2023 (United States)	87	19,575
Infinera Corp., Notional Amount $84,800, Strike Price $8 Expiring 07/21/2023 (United States)	106	2,661
PayPal Holdings, Inc., Notional Amount $2,936,000, Strike Price $80 Expiring 01/19/2024 (United States)	367	126,615
Total Calls (Cost $163,562)		155,431
Puts — 0.1%
AAK AB, Notional Amount $4,807,000, Strike Price $190 Expiring 12/15/2023 (Sweden)	253	10,556
Axfood AB, Notional Amount $13,328,000, Strike Price $245 Expiring 07/21/2023 (Sweden)	544	79,441
Betsson AB, Notional Amount $8,337,000, Strike Price $105 Expiring 09/15/2023 (Sweden)	794	19,877
Call EUR vs. Put JPY, Notional Amount $100,640,000,000, Strike Price $136 Expiring 09/05/2024 (Germany)	7,400,000	116,876
Call EUR vs. Put JPY, Notional Amount $100,640,000,000, Strike Price $136 Expiring 09/06/2024 (Germany)	7,400,000	117,231
Call EUR vs. Put JPY, Notional Amount $148,240,000,000, Strike Price $136 Expiring 08/29/2023 (Germany)	10,900,000	3,663

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Contracts	Value
Call EUR vs. Put JPY, Notional Amount $148,240,000,000, Strike Price $136 Expiring 08/30/2023 (Germany)	10,900,000	$ 3,426
Evolution AB, Notional Amount $13,653,000, Strike Price $1,230 Expiring 09/15/2023 (Sweden)	111	20,583
Hexagon AB, Notional Amount $8,924,000, Strike Price $115 Expiring 09/15/2023 (Sweden)	776	10,793
Invesco QQQ Trust, Notional Amount $2,310,000, Strike Price $350 Expiring 08/18/2023 (United States)	66	21,450
S&P 500 Index, Notional Amount $32,070,500, Strike Price $4,165 Expiring 08/18/2023 (United States)	77	121,660
Stora Enso Oyj, Notional Amount $19,137,500, Strike Price $125 Expiring 09/15/2023 (Sweden)	1,531	79,493
Svenska Cellulosa AB SCA, Notional Amount $19,851,000, Strike Price $130 Expiring 09/15/2023 (Sweden)	1,527	41,058
Total Puts (Cost $3,287,622)		646,107
Total Purchased Option Contracts (Cost $3,451,184)		801,538
	Number of Units	Value
Disputed Claims Receipt — 0.0%
AMR Corp. (Cost $0) (c) (d) (e)	260,322	—
	Principal Amount	Value
Short-Term Investments — 11.3%
Repurchase Agreement — 7.7%
Fixed Income Clearing Corp. issued on 06/30/23 (proceeds at maturity $98,763,405) (collateralized by US Treasury Note, due 02/15/26 with a total par value of $100,208,700 and a total market value of $98,685,997; US Treasury Notes, due 04/30/25 with a total par value of $2,108,500 and a total market value of $2,040,056), 1.520%, 07/03/23 (Cost $98,750,896)	$98,750,896	98,750,896
Unaffiliated Investment Company — 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.110%, (j) (k) (Cost $6,546,316)	6,546,316	6,546,316
US Treasury Bills — 3.1%
US Treasury Bills, 3.176%, 07/13/23 (j)	3,267,300	3,262,729
US Treasury Bills, 5.169%, 08/01/23 (j)	570,000	567,677
US Treasury Bills, 5.115%, 08/17/23 (j)	10,624,900	10,556,296
	Principal Amount	Value
US Treasury Bills, 5.274%, 09/21/23 (j)	$25,325,000	$25,034,278
Total US Treasury Bills (Cost $39,417,471)		39,420,980
Total Short-Term Investments (Cost $144,714,683)		144,718,192
Total Investments — 106.7% (Cost $1,305,461,972)		1,366,909,542
Liabilities in Excess of Other Assets — (6.7)%		(85,919,493)
Net Assets — 100.0%		$1,280,990,049

	Number of Shares	Value
Securities Sold Short — (11.8)%
Common Stocks — (11.8)%
US Common Stocks — (7.8)%
Air Freight & Logistics — (0.0)%
CH Robinson Worldwide, Inc.	(1,391)	(131,241)
Automobile Components — (0.0)%
Fox Factory Holding Corp. (a)	(1,351)	(146,597)
LCI Industries	(1,828)	(230,986)
		(377,583)
Automobiles — (0.1)%
Harley-Davidson, Inc.	(13,687)	(481,919)
Lucid Group, Inc. (a)	(32,371)	(223,036)
Rivian Automotive, Inc., Class A (a)	(44,496)	(741,303)
Winnebago Industries, Inc.	(1,814)	(120,976)
		(1,567,234)
Banks — (0.0)%
First Financial Bankshares, Inc.	(10,017)	(285,384)
New York Community Bancorp, Inc.	(13,427)	(150,920)
Park National Corp.	(707)	(72,340)
Wells Fargo & Co.	(2,172)	(92,701)
		(601,345)
Beverages — (0.1)%
Celsius Holdings, Inc. (a)	(4,720)	(704,177)
MGP Ingredients, Inc.	(1,459)	(155,062)
		(859,239)
Biotechnology — (0.3)%
Alnylam Pharmaceuticals, Inc. (a)	(2,612)	(496,123)
Apellis Pharmaceuticals, Inc. (a)	(1,345)	(122,530)
Arrowhead Pharmaceuticals, Inc. (a)	(1,296)	(46,215)
Karuna Therapeutics, Inc. (a)	(286)	(62,019)
Mirati Therapeutics, Inc. (a)	(7,937)	(286,764)
Moderna, Inc. (a)	(6,484)	(787,806)
Natera, Inc. (a)	(4,416)	(214,883)
Twist Bioscience Corp. (a)	(82,302)	(1,683,899)
		(3,700,239)
Broadline Retail — (0.1)%
Kohl’s Corp.	(51,372)	(1,184,125)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Building Products — (0.1)%
Advanced Drainage Systems, Inc. (b)	(724)	$(82,377)
AZEK Co., Inc. (The) (a)	(3,369)	(102,047)
Trex Co., Inc. (a)	(10,651)	(698,279)
UFP Industries, Inc.	(139)	(13,490)
		(896,193)
Capital Markets — (0.0)%
Houlihan Lokey, Inc.	(3,411)	(335,335)
T Rowe Price Group, Inc.	(592)	(66,316)
		(401,651)
Chemicals — (0.1)%
Celanese Corp.	(3,790)	(438,882)
Chemours Co. (The)	(3,949)	(145,679)
Ginkgo Bioworks Holdings, Inc. (a)	(526,022)	(978,401)
HB Fuller Co.	(546)	(39,044)
Scotts Miracle-Gro Co. (The)	(661)	(41,438)
		(1,643,444)
Commercial Services & Supplies — (0.1)%
ABM Industries, Inc.	(792)	(33,779)
Aris Water Solutions, Inc., Class A	(5,439)	(56,131)
Brady Corp., Class A	(1,234)	(58,701)
Casella Waste Systems, Inc., Class A (a)	(1,065)	(96,329)
Driven Brands Holdings, Inc. (a)	(6,365)	(172,237)
HNI Corp.	(9,404)	(265,005)
		(682,182)
Communications Equipment — (0.1)%
Calix, Inc. (a)	(2,847)	(142,094)
F5, Inc. (a)	(653)	(95,508)
Lumentum Holdings, Inc. (a)	(233)	(13,218)
Viasat, Inc. (a)	(13,460)	(555,359)
		(806,179)
Construction & Engineering — (0.1)%
Comfort Systems USA, Inc.	(2,918)	(479,136)
Dycom Industries, Inc. (a)	(8,171)	(928,634)
Valmont Industries, Inc.	(517)	(150,473)
		(1,558,243)
Consumer Finance — (0.0)%
Credit Acceptance Corp. (a)	(280)	(142,220)
Consumer Staples Distribution & Retail — (0.2)%
BJ’s Wholesale Club Holdings, Inc. (a)	(175)	(11,027)
Grocery Outlet Holding Corp. (a)	(26,790)	(820,042)
Sprouts Farmers Market, Inc. (a)	(23,495)	(862,971)
Target Corp.	(303)	(39,966)
United Natural Foods, Inc. (a)	(49,961)	(976,738)
Weis Markets, Inc.	(4,344)	(278,928)
		(2,989,672)
Containers & Packaging — (0.0)%
Ball Corp.	(4,742)	(276,032)

	Number of Shares	Value
Distributors — (0.0)%
Pool Corp.	(407)	$(152,479)
Diversified Consumer Services — (0.2)%
Duolingo, Inc. (a)	(5,375)	(768,303)
Frontdoor, Inc. (a)	(21,188)	(675,897)
Perdoceo Education Corp. (a)	(19,645)	(241,044)
Service Corp. International	(4,380)	(282,904)
		(1,968,148)
Diversified Telecommunication Services — (0.1)%
Cogent Communications Holdings, Inc.	(3,991)	(268,555)
Frontier Communications Parent, Inc. (a)	(38,939)	(725,823)
Iridium Communications, Inc.	(2,936)	(182,384)
		(1,176,762)
Electric Utilities — (0.1)%
Constellation Energy Corp.	(2,117)	(193,811)
Otter Tail Corp.	(4,835)	(381,772)
Southern Co. (The)	(2,424)	(170,286)
		(745,869)
Electrical Equipment — (0.4)%
Atkore, Inc. (a)	(1,392)	(217,069)
Encore Wire Corp.	(5,444)	(1,012,203)
EnerSys	(833)	(90,397)
Plug Power, Inc. (a)	(99,845)	(1,037,390)
Sunrun, Inc. (a)	(29,414)	(525,334)
TPI Composites, Inc. (a)	(159,412)	(1,653,102)
		(4,535,495)
Electronic Equipment, Instruments & Components — (0.2)%
Badger Meter, Inc.	(3,212)	(473,963)
Cognex Corp.	(2,006)	(112,376)
Coherent Corp. (a)	(3,856)	(196,579)
IPG Photonics Corp. (a)	(3,428)	(465,591)
Napco Security Technologies, Inc.	(12,815)	(444,040)
Novanta, Inc. (a)	(3,446)	(634,408)
		(2,326,957)
Entertainment — (0.1)%
ROBLOX Corp., Class A (a)	(21,231)	(855,610)
Roku, Inc. (a)	(14,269)	(912,645)
		(1,768,255)
Financial Services — (0.2)%
Affirm Holdings, Inc. (a)	(78,342)	(1,200,983)
Block, Inc. (a)	(311)	(20,703)
Shift4 Payments, Inc., Class A (a)	(7,696)	(522,635)
Toast, Inc., Class A (a)	(34,498)	(778,620)
Western Union Co. (The)	(2,819)	(33,067)
		(2,556,008)
Food Products — (0.2)%
Cal-Maine Foods, Inc.	(15,503)	(697,635)
Flowers Foods, Inc.	(6,104)	(151,868)
Freshpet, Inc. (a)	(13,225)	(870,337)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
J M Smucker Co. (The)	(430)	$(63,498)
McCormick & Co., Inc.	(4,762)	(415,389)
		(2,198,727)
Ground Transportation — (0.2)%
ArcBest Corp.	(3,206)	(316,753)
Old Dominion Freight Line, Inc.	(66)	(24,404)
Saia, Inc. (a)	(5,562)	(1,904,484)
XPO, Inc. (a)	(6,989)	(412,351)
		(2,657,992)
Health Care Equipment & Supplies — (0.2)%
Atrion Corp.	(798)	(451,428)
DexCom, Inc. (a)	(755)	(97,025)
ICU Medical, Inc. (a)	(2,247)	(400,393)
Neogen Corp. (a)	(11,941)	(259,717)
Novocure, Ltd. (a)	(16,812)	(697,698)
Penumbra, Inc. (a)	(819)	(281,785)
		(2,188,046)
Health Care Providers & Services — (0.2)%
Acadia Healthcare Co., Inc. (a)	(2,960)	(235,734)
agilon health, Inc. (a)	(67,632)	(1,172,739)
AMN Healthcare Services, Inc. (a)	(2,092)	(228,279)
Henry Schein, Inc. (a)	(115)	(9,327)
Owens & Minor, Inc. (a)	(44,752)	(852,078)
R1 RCM, Inc. (a)	(28,361)	(523,260)
		(3,021,417)
Health Care REITs — (0.1)%
Welltower, Inc.	(20,899)	(1,690,520)
Health Care Technology — (0.1)%
Definitive Healthcare Corp. (a)	(9,696)	(106,656)
Doximity, Inc., Class A (a)	(4,952)	(168,467)
Teladoc Health, Inc. (a)	(21,420)	(542,355)
Veeva Systems, Inc., Class A (a)	(218)	(43,105)
		(860,583)
Hotels, Restaurants & Leisure — (0.3)%
Airbnb, Inc., Class A (a)	(3,175)	(406,908)
Caesars Entertainment, Inc. (a)	(2,466)	(125,692)
Carnival Corp. (a)	(17,694)	(333,178)
Cracker Barrel Old Country Store, Inc.	(3,506)	(326,689)
Dine Brands Global, Inc.	(6,457)	(374,700)
DoorDash, Inc., Class A (a)	(14,627)	(1,117,795)
EBET, Inc. (a)	(96,029)	(11,331)
Krispy Kreme, Inc.	(12,375)	(182,284)
Penn Entertainment, Inc. (a)	(14,420)	(346,513)
Royal Caribbean Cruises, Ltd. (a)	(669)	(69,402)
Wingstop, Inc.	(343)	(68,655)
		(3,363,147)
Household Durables — (0.1)%
Ethan Allen Interiors, Inc.	(3,556)	(100,564)
Helen of Troy, Ltd. (a)	(9,627)	(1,039,908)
La-Z-Boy, Inc.	(3,762)	(107,744)
		(1,248,216)

	Number of Shares	Value
Household Products — (0.0)%
Clorox Co. (The)	(138)	$(21,948)
WD-40 Co.	(1,820)	(343,343)
		(365,291)
Insurance — (0.1)%
Brighthouse Financial, Inc. (a)	(324)	(15,341)
Kinsale Capital Group, Inc.	(63)	(23,575)
Lincoln National Corp.	(8,920)	(229,779)
Trupanion, Inc. (a)	(75,406)	(1,483,990)
		(1,752,685)
Interactive Media & Services — (0.1)%
Pinterest, Inc., Class A (a)	(18,938)	(517,765)
Shutterstock, Inc.	(8,899)	(433,114)
ZoomInfo Technologies, Inc. (a)	(14,381)	(365,134)
		(1,316,013)
IT Services — (0.2)%
Akamai Technologies, Inc. (a)	(5,332)	(479,187)
Cloudflare, Inc., Class A (a)	(9,142)	(597,613)
MongoDB, Inc. (a)	(624)	(256,458)
Okta, Inc. (a)	(1,063)	(73,719)
Perficient, Inc. (a)	(6,680)	(556,644)
Snowflake, Inc., Class A (a)	(77)	(13,550)
Twilio, Inc., Class A (a)	(10,050)	(639,381)
		(2,616,552)
Leisure Products — (0.2)%
Acushnet Holdings Corp.	(2,779)	(151,956)
BRP, Inc.	(4,800)	(405,776)
Hasbro, Inc.	(3,814)	(247,033)
Mattel, Inc. (a)	(13,200)	(257,928)
Peloton Interactive, Inc., Class A (a)	(81,024)	(623,075)
Polaris, Inc.	(139)	(16,809)
Topgolf Callaway Brands Corp. (a)	(2,231)	(44,285)
YETI Holdings, Inc. (a)	(9,463)	(367,543)
		(2,114,405)
Life Sciences Tools & Services — (0.1)%
10X Genomics, Inc., Class A (a)	(5,366)	(299,638)
Azenta, Inc. (a)	(18,106)	(845,188)
Illumina, Inc. (a)	(1,094)	(205,114)
Repligen Corp. (a)	(1,779)	(251,657)
		(1,601,597)
Machinery — (0.4)%
Chart Industries, Inc. (a)	(10,452)	(1,670,125)
Energy Recovery, Inc. (a)	(14,138)	(395,157)
Kadant, Inc.	(1,321)	(293,394)
Mueller Industries, Inc.	(7,279)	(635,311)
RBC Bearings, Inc. (a)	(640)	(139,181)
Snap-on, Inc.	(1,050)	(302,599)
Wabash National Corp.	(40,948)	(1,049,907)
		(4,485,674)
Media — (0.2)%
DISH Network Corp., Class A (a)	(84,135)	(554,449)
Fox Corp., Class A	(15,667)	(532,678)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Interpublic Group of Cos., Inc.	(8,126)	$(313,501)
New York Times Co. (The), Class A	(11,287)	(444,482)
Omnicom Group, Inc.	(78)	(7,422)
Paramount Global, Class B	(11,488)	(182,774)
Trade Desk, Inc. (The), Class A (a)	(9,140)	(705,791)
		(2,741,097)
Metals & Mining — (0.3)%
Alcoa Corp.	(13,441)	(456,053)
Century Aluminum Co. (a)	(94,499)	(824,031)
MP Materials Corp. (a)	(77,209)	(1,766,542)
Nucor Corp.	(413)	(67,724)
Piedmont Lithium, Inc. (a)	(5,789)	(334,083)
Steel Dynamics, Inc.	(1,340)	(145,966)
		(3,594,399)
Office REITs — (0.0)%
Boston Properties, Inc.	(891)	(51,313)
Corporate Office Properties Trust	(3,095)	(73,506)
Vornado Realty Trust	(14,018)	(254,286)
		(379,105)
Oil, Gas & Consumable Fuels — (0.0)%
EQT Corp.	(6,592)	(271,129)
Passenger Airlines — (0.1)%
American Airlines Group, Inc. (a)	(22,490)	(403,471)
JetBlue Airways Corp. (a)	(54,165)	(479,902)
United Airlines Holdings, Inc. (a)	(804)	(44,115)
		(927,488)
Personal Care Products — (0.0)%
BellRing Brands, Inc. (a)	(4,582)	(167,701)
Edgewell Personal Care Co.	(3,703)	(152,971)
		(320,672)
Pharmaceuticals — (0.2)%
Catalent, Inc. (a)	(19,071)	(826,919)
Harmony Biosciences Holdings, Inc. (a)	(26,508)	(932,816)
Prestige Consumer Healthcare, Inc. (a)	(7,816)	(464,505)
		(2,224,240)
Professional Services — (0.3)%
Booz Allen Hamilton Holding Corp.	(2,631)	(293,620)
CoStar Group, Inc. (a)	(1,067)	(94,963)
CRA International, Inc.	(4,691)	(478,482)
Equifax, Inc.	(1,020)	(240,006)
ExlService Holdings, Inc. (a)	(2,521)	(380,822)
FTI Consulting, Inc. (a)	(510)	(97,002)
Kforce, Inc.	(9,535)	(597,463)
Paycom Software, Inc.	(44)	(14,135)
Paycor HCM, Inc. (a)	(39,999)	(946,776)
Paylocity Holding Corp. (a)	(2,174)	(401,168)
TriNet Group, Inc. (a)	(347)	(32,955)
		(3,577,392)
Retail REITs — (0.0)%
Kite Realty Group Trust	(3,597)	(80,357)
SITE Centers Corp.	(8,504)	(112,423)
Spirit Realty Capital, Inc.	(1,242)	(48,910)
		(241,690)

	Number of Shares	Value
Semiconductors & Semiconductor Equipment — (0.2)%
Axcelis Technologies, Inc. (a)	(1,587)	$(290,945)
Entegris, Inc.	(3,860)	(427,765)
Impinj, Inc. (a)	(1,715)	(153,750)
Lattice Semiconductor Corp. (a)	(984)	(94,533)
MACOM Technology Solutions Holdings, Inc. (a)	(2,293)	(150,260)
Marvell Technology, Inc.	(677)	(40,471)
MKS Instruments, Inc.	(2,944)	(318,246)
SiTime Corp. (a)	(3,052)	(360,044)
Skyworks Solutions, Inc.	(100)	(11,069)
Universal Display Corp.	(160)	(23,061)
Wolfspeed, Inc. (a)	(6,069)	(337,376)
		(2,207,520)
Software — (0.7)%
A10 Networks, Inc.	(12,263)	(178,917)
Alarm.com Holdings, Inc. (a)	(4,043)	(208,942)
Atlassian Corp, Ltd., Class A (a)	(508)	(85,248)
Bentley Systems, Inc., Class B	(9,945)	(539,317)
Bill.com Holdings, Inc. (a)	(7,856)	(917,974)
Black Knight, Inc. (a)	(1,017)	(60,745)
Clear Secure, Inc., Class A	(18,863)	(437,056)
Confluent, Inc., Class A (a)	(27,471)	(970,001)
Crowdstrike Holdings, Inc., Class A (a)	(1,032)	(151,570)
Datadog, Inc., Class A (a)	(113)	(11,117)
Envestnet, Inc. (a)	(25,407)	(1,507,905)
nCino, Inc. (a)	(24,318)	(732,458)
Palantir Technologies, Inc., Class A (a)	(16,396)	(251,351)
Samsara, Inc., Class A (a)	(20,710)	(573,874)
SentinelOne, Inc., Class A (a)	(28,812)	(435,061)
Sprout Social, Inc., Class A (a)	(14,219)	(656,349)
UiPath, Inc., Class A (a)	(5,991)	(99,271)
Unity Software, Inc. (a)	(10,044)	(436,111)
Zoom Video Communications, Inc., Class A (a)	(3,355)	(227,737)
		(8,481,004)
Specialized REITs — (0.0)%
CubeSmart	(3,076)	(137,374)
Digital Realty Trust, Inc.	(1,066)	(121,385)
Extra Space Storage, Inc.	(37)	(5,508)
Iron Mountain, Inc.	(4,345)	(246,883)
		(511,150)
Specialty Retail — (0.5)%
Academy Sports & Outdoors, Inc.	(2,906)	(157,069)
Asbury Automotive Group, Inc. (a)	(724)	(174,064)
AutoNation, Inc. (a)	(2,003)	(329,714)
Best Buy Co., Inc.	(597)	(48,924)
CarMax, Inc. (a)	(2,399)	(200,796)
Dick’s Sporting Goods, Inc.	(480)	(63,451)
Floor & Decor Holdings, Inc., Class A (a)	(2,645)	(274,974)
Foot Locker, Inc.	(22,624)	(613,337)
GameStop Corp., Class A (a)	(36,214)	(878,190)
Group 1 Automotive, Inc.	(334)	(86,205)
Leslie’s, Inc. (a)	(39,222)	(368,295)
Lithia Motors, Inc.	(248)	(75,419)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Murphy USA, Inc.	(1,337)	$(415,954)
Penske Automotive Group, Inc.	(253)	(42,157)
RH (a)	(2,631)	(867,151)
Shoe Carnival, Inc.	(16,022)	(376,197)
Sonic Automotive, Inc., Class A	(2,533)	(120,748)
Wayfair, Inc., Class A (a)	(7,975)	(518,455)
Williams-Sonoma, Inc.	(1,034)	(129,395)
		(5,740,495)
Technology Hardware, Storage & Peripherals — (0.0)%
Corsair Gaming, Inc. (a)	(12,135)	(215,275)
Xerox Holdings Corp.	(19,488)	(290,176)
		(505,451)
Textiles, Apparel & Luxury Goods — (0.1)%
Hanesbrands, Inc.	(153,366)	(696,282)
Oxford Industries, Inc.	(1,987)	(195,560)
Tapestry, Inc.	(3,573)	(152,924)
VF Corp.	(31,640)	(604,008)
		(1,648,774)
Trading Companies & Distributors — (0.1)%
Boise Cascade Co.	(532)	(48,066)
GATX Corp.	(1,862)	(239,714)
Rush Enterprises, Inc., Class A	(1,548)	(94,025)
Veritiv Corp.	(4,349)	(546,278)
Watsco, Inc.	(1,844)	(703,431)
		(1,631,514)
Total US Common Stocks (Proceeds $(95,234,474))		(99,530,780)
Foreign Common Stocks — (4.0)%
Brazil — (0.1)%
ERO Copper Corp. (a)	(28,700)	(580,608)
Sigma Lithium Corp. (a)	(10,867)	(437,940)
		(1,018,548)
Canada — (0.6)%
Aecon Group, Inc.	(63,900)	(596,673)
Altus Group, Ltd.	(8,900)	(295,133)
Aritzia, Inc. (a)	(14,900)	(413,680)
Baytex Energy Corp. (a)	(60,000)	(195,660)
Birchcliff Energy, Ltd.	(47,200)	(279,334)
BlackBerry, Ltd. (a) (b)	(38,800)	(214,978)
Boardwalk Real Estate Investment Trust — REIT	(9,400)	(441,280)
Chartwell Retirement Residences	(79,900)	(571,167)
Cogeco Communications, Inc.	(13,854)	(739,263)
Filo Corp. (a)	(15,400)	(300,037)
Freehold Royalties, Ltd.	(39,200)	(397,696)
Heliostar Metals, Ltd. (a)	(32,800)	(8,913)
Laurentian Bank of Canada	(7,000)	(174,690)
Lion Electric Co. (The) (a)	(56,400)	(104,307)
Loblaw Cos., Ltd.	(8,800)	(805,634)
Maple Leaf Foods, Inc.	(10,900)	(212,940)
Metro, Inc.	(12,500)	(705,982)
NFI Group, Inc.	(58,300)	(502,575)
Premium Brands Holdings Corp.	(7,900)	(623,353)
Rhc Helium, Ltd. Common Stock (a)	(73,400)	(19,115)
	Number of Shares	Value
Superior Plus Corp.	(67,200)	$(481,395)
Well Health Technologies Corp. (a)	(44,100)	(158,124)
		(8,241,929)
Denmark — (0.4)%
Ambu A/S, Class B (a)	(40,434)	(661,402)
Chemometec A/S (a)	(6,924)	(474,212)
FLSmidth & Co. A/S	(12,538)	(606,506)
ISS A/S	(77,759)	(1,648,087)
Netcompany Group A/S (a) (g)	(30,665)	(1,268,835)
		(4,659,042)
Finland — (0.4)%
Orion Oyj, Class B	(15,523)	(644,166)
Stora Enso Oyj, Shares — R	(145,509)	(1,686,386)
TietoEVRY Oyj	(82,942)	(2,289,359)
		(4,619,911)
Israel — (0.0)%
Wix.com, Ltd. (a)	(2,247)	(175,805)
Norway — (0.2)%
BEWi ASA	(51,318)	(192,713)
Mowi ASA	(116,276)	(1,845,280)
		(2,037,993)
Singapore — (0.0)%
Kulicke & Soffa Industries, Inc.	(9,835)	(584,691)
Sweden — (2.3)%
AAK AB	(129,395)	(2,434,469)
Addnode Group AB	(53,144)	(411,513)
AQ Group AB	(11,983)	(477,414)
Axfood AB	(88,336)	(1,868,586)
Betsson AB, Class B (a)	(31,789)	(338,613)
Bilia AB, Shares — A	(36,142)	(377,231)
Billerud AB	(30,651)	(233,220)
Boozt AB (a) (g)	(45,857)	(512,487)
Clas Ohlson AB, Shares — B	(7,031)	(52,799)
Embracer Group AB (a)	(135,747)	(339,763)
Evolution AB (g)	(11,348)	(1,438,015)
Fastighets AB Balder, Shares — B (a)	(78,930)	(288,429)
Hexatronic Group AB	(96,435)	(719,662)
Holmen AB, Shares — B	(10,865)	(390,477)
Industrivarden AB, Shares — A	(56,435)	(1,564,792)
Instalco AB	(177,440)	(885,549)
Investment AB Latour, Shares — B	(126,531)	(2,510,957)
L E Lundbergforetagen AB, Shares — B	(6,399)	(272,435)
Lifco AB, Shares — B	(33,242)	(723,405)
Loomis AB	(53,541)	(1,563,494)
Munters Group AB (g)	(55,929)	(635,109)
New Wave Group AB, Shares — B	(47,946)	(422,001)
Sandvik AB	(79,382)	(1,550,061)
Sectra AB, Class B (a)	(89,771)	(1,505,136)
SkiStar AB	(96,901)	(1,037,190)
Surgical Science Sweden AB (a)	(39,005)	(871,997)
Svenska Cellulosa AB SCA, Class B	(204,555)	(2,609,393)
Svenska Handelsbanken AB, Shares — A	(229,531)	(1,925,242)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
	Number of Shares	Value
Sweco AB, Shares — B	(100,812)	$(1,110,358)
Truecaller AB, Class B (a)	(103,781)	(284,807)
		(29,354,604)
Switzerland — (0.0)%
On Holding AG, Class A (a)	(10,643)	(351,219)
United Kingdom — (0.0)%
Clarivate plc (a)	(37,890)	(361,092)

	Number of Shares	Value
Uruguay — (0.0)%
Dlocal, Ltd. (a)	(22,533)	$(275,015)
Total Foreign Common Stocks (Proceeds $(56,053,585))		(51,679,849)
Total Common Stocks (Proceeds $(151,288,059))		$(151,210,629)

Financial Futures Contracts
Number of Contracts	Expiration Date	Type	Initial Notional Value/ (Proceeds)	Notional Value at June 30, 2023	Unrealized Appreciation/ (Depreciation)
		Long Financial Futures Contracts
		Interest Rate-Related
212	09/29/2023	U.S. Treasury Note 3 Year Futures	$44,726,523	$44,109,250	$(617,273)
98	09/20/2023	U.S. Treasury Note 10 Year Futures	11,210,594	11,002,031	(208,563)
					(825,836)
		Foreign Currency-Related
478	09/18/2023	Euro Foreign Exchange Currency Futures	64,636,556	65,444,175	807,619
236	09/18/2023	British Pound Currency Futures	18,478,309	18,731,025	252,716
116	09/18/2023	Swiss Franc Currency Futures	16,107,809	16,332,075	224,266
60	09/18/2023	Australian Dollar Currency Futures	4,063,690	4,006,800	(56,890)
					1,227,711
		Equity-Related
1,787	09/15/2023	Eurex EURO STOXX 50 Index Futures	84,857,313	86,325,394	1,468,081
65	09/15/2023	Russell E-mini 1000 Value Index Futures	4,969,633	5,095,675	126,042
450	09/21/2023	S&P ASX Share Price 200 Index Futures	53,082,173	53,665,891	583,718
					2,177,841
		Short Financial Futures Contracts
		Equity-Related
(407)	09/15/2023	MSCI EAFE Index Futures	(43,514,681)	(43,864,425)	(349,744)
(41)	09/15/2023	MSCI Japan Index Futures	(3,167,803)	(3,120,920)	46,883
(945)	09/15/2023	MSCI Emerging Markets Index Futures	(47,705,008)	(47,150,775)	554,233
(210)	09/15/2023	S&P 500 Index Futures	(45,708,340)	(47,126,625)	(1,418,285)
					(1,166,913)
					$1,412,803
Forward Currency Contracts
Contract Settlement Date	Counterparty	Contract Amount				Unrealized Appreciation/ (Depreciation)
		Receive		Deliver
07/03/2023	Morgan Stanley Capital Services, Inc.	USD	6,458,635	DKK	44,930,000	$(125,962)
07/31/2023	Morgan Stanley Capital Services, Inc.	USD	19,227,022	CAD	26,087,600	(488,123)
11/21/2023	Barclays Bank plc	USD	16,346,716	CNH	114,324,796	438,108
12/14/2023	Barclays Bank plc	USD	35,000,000	CNH	239,290,345	1,634,586
01/12/2024	Barclays Bank plc	USD	7,955,131	CNH	52,757,400	580,091
						$2,038,700

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
Over-the-Counter Swap contracts
Expiration Date	Counterparty	Floating Rate	Reference Entity	Currency	Payment Frequency Paid/Received	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Total Return Equity Swap Contracts
06/21/2024	Goldman Sachs International	0.300%	Bloomberg Ex-Energy (1)	USD	Quarterly	$46,666,768	$(1,940,652)
03/18/2024	Goldman Sachs International	SOFR+ 45 bps	GSCBRATN Index 1yr (Net Total Return) (2)	USD	Quarterly	22,894,137	380,473
Short Total Return Swap Contracts
07/02/2024	Goldman Sachs International	LIBOR plus 4.19% (l)	Hang Seng China Enterprises Index Net Total Return Index	USD	Quarterly	(10,358,645)	383,744

(1)
The following table represents the individual positions in the Bloomberg Ex-Energy Subindex Index as of June 30, 2023:

Futures Contract	Maturity	% of Index	Notional amount
Cash		0.03%	14,830
CBT Soybean Oil Futures	Dec-23	3.15%	1,469,534
CBT Soybean Oil Futures	Dec-23	-0.05%	(23,414)
CBT Corn Futures	Jul-24	4.50%	2,098,417
CBT Corn Futures	Sep-23	-0.07%	(31,637)
NYM WTI Crude Oil Futures	Sep-23	7.68%	3,582,248
NYM WTI Crude Oil Futures	Sep-23	-0.12%	(57,077)
ICE BRENT Crude Oil Futures	Sep-23	-0.11%	(53,299)
ICE BRENT Crude Oil Futures	Nov-23	7.14%	3,332,236
NYB Cotton No 2 Futures	Jul-24	1.51%	705,245
NYB Cotton No 2 Futures	Dec-23	-0.02%	(11,234)
CMX Gold 100 oz Futures	Aug-23	-63.36%	(29,569,341)
CMX Gold 100 oz Futures	Dec-23	16.15%	7,538,272
CMX Gold 100 oz Futures	Dec-23	64.37%	30,040,803
CMX Copper Futures	Sep-23	5.19%	2,423,546
CMX Copper Futures	Sep-23	-0.08%	(38,615)
NYM NY Harbor ULSD Futures	Sep-23	-0.03%	(13,477)
NYM NY Harbor ULSD Futures	Dec-23	1.80%	838,543
NYB Coffee ‘C’ Futures	May-23	2.98%	1,391,059
NYB Coffee ‘C’ Futures	Sep-23	-0.05%	(22,053)
CBT KC Hard Red Winter Wheat Futures	Sep-23	1.74%	813,338
CBT KC Hard Red Winter Wheat Futures	Sep-23	-0.03%	(12,959)
LME Primary Aluminum Futures	Feb-24	4.07%	1,900,863
LME Primary Aluminum Futures	Sep-23	-0.06%	(29,467)
CME Live Cattle Futures	Aug-23	-15.50%	(7,235,433)
CME Live Cattle Futures	Oct-23	3.93%	1,832,630
CME Live Cattle Futures	Oct-23	15.65%	7,303,223
CME Lean Hogs Futures	Apr-24	1.93%	902,561
CME Lean Hogs Futures	Aug-23	-0.03%	(15,449)
LME Lead Futures	Sep-23	0.92%	430,091
LME Lead Futures	Sep-23	-0.01%	(6,853)

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
Futures Contract	Maturity	% of Index	Notional amount
LME Nickel Futures	Feb-24	2.14%	997,895
LME Nickel Futures	Sep-23	-0.03%	(15,617)
LME Zinc Futures	Feb-24	2.37%	1,107,762
LME Zinc Futures	Sep-23	-0.04%	(17,606)
NYM Natural Gas Futures	Jan-24	9.31%	4,343,594
NYM Natural Gas Futures	Sep-23	-0.11%	(49,879)
ICE Low Sulphur Gas Oil Futures	Sep-23	2.35%	1,096,424
ICE Low Sulphur Gas Oil Futures	Sep-23	-0.04%	(17,470)
CBT Soybean Futures	Jan-24	5.39%	2,516,503
CBT Soybean Futures	Nov-23	-0.09%	(39,992)
NYB Sugar #11 (World)	Mar-24	3.19%	1,487,833
NYB Sugar #11 (World)	Oct-23	-0.05%	(23,603)
CMX Silver Futures	Sep-23	4.55%	2,124,463
CMX Silver Futures	Sep-23	-0.07%	(33,850)
CBT Soybean Meal Futures	Dec-23	3.03%	1,415,274
CBT Soybean Meal Futures	Dec-23	-0.05%	(22,550)
CBT Wheat Futures	Sep-23	2.53%	1,179,530
CBT Wheat Futures	Sep-23	-0.04%	(18,794)
NYM Gasoline RBOB Futures	Sep-23	2.48%	1,158,174
NYM Gasoline RBOB Futures	Sep-23	-0.04%	(18,454)
			46,666,768

(2)
The following table represents the individual positions in the GSCBRATN Index 1yr (Net Total Return) as of June 30, 2023:

Equity	% of Index	Notional amount
LPL Financial Holdings Inc	6.43%	1,473,214
Unum Group	5.55%	1,270,855
JPMorgan Chase & Co	5.37%	1,228,435
Raymond James Financial Inc	5.29%	1,211,091
Morgan Stanley	4.64%	1,061,568
MetLife Inc	4.52%	1,035,537
Equitable Holdings Inc	4.48%	1,024,937
State Street Corp	4.20%	960,865
Prudential Financial Inc	4.18%	957,929
Regions Financial Corp	4.08%	933,725
Bank of New York Mellon Corp/The	4.05%	927,537
Interactive Brokers Group Inc	4.00%	916,453
Huntington Bancshares Inc/OH	3.85%	881,279
M&T Bank Corp	3.85%	880,454
Charles Schwab Corp/The	3.59%	822,201
PNC Financial Services Group Inc/The	3.45%	788,961
Bank of America Corp	3.41%	779,987
Northern Trust Corp	3.40%	778,429

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
Equity	% of Index	Notional amount
First Horizon Corp	3.22%	736,263
Fifth Third Bancorp	3.06%	701,263
Citizens Financial Group Inc	2.72%	623,235
Comerica Inc	2.44%	559,558
Zions Bancorp NA	1.95%	447,045
Stifel Financial Corp	1.95%	446,955
Lincoln National Corp	1.94%	443,354
Brighthouse Financial Inc	1.49%	341,191
Synovus Financial Corp	1.49%	340,156
American Equity Investment Life Holding Co	1.37%	313,915
Silvergate Capital Corp	0.03%	7,705
		22,894,137

	Number of Contracts	Value
Written Option Contracts — (0.0)%
Calls — (0.0)%
CBOE Volatility Index, Notional Amount $(375,000), Strike Price $25 Expiring 07/19/2023 (United States)	(150)	$(2,100)
CBOE Volatility Index, Notional Amount $(255,000), Strike Price $30 Expiring 07/19/2023 (United States)	(85)	(850)
Organigram Holdings, Inc., Notional Amount $(135,000), Strike Price $3 Expiring 09/15/2023 (Canada)	(450)	(1,019)
Total Calls (Premiums received $18,293)		$(3,969)
Puts — (0.0)%
Invesco QQQ Trust, Notional Amount $(2,178,000), Strike Price $330 Expiring 08/18/2023 (United States)	(66)	(8,184)
PayPal Holdings, Inc., Notional Amount $(1,835,000), Strike Price $50 Expiring 01/19/2024 (United States)	(367)	(57,986)
Total Puts (Premiums received $120,440)		$(66,170)
Total Written Options (Premiums received $138,733)		$(70,139)
ADR	American Depositary Receipt
ASX	Australian Securities Exchange
CAD	Canadian Dollar
CNH	Yuan Renminbi Offshore
DKK	Danish Krone
EAFE	Europe, Australasia, and Far East
ETF	Exchange-Traded Fund
EUR	Euro
GDR	Global Depositary Receipt
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
LSE	London Stock Exchange
MSCI	Morgan Stanley Capital International
NYSE	New York Stock Exchange
OTC	Over-the-Counter
REIT	Real Estate Investment Trust
SCA	Sociedad en Comandita por Acciónes
SOFR	Secured Overnight Financing Rate
SPADR	Sponsored ADR
TSX	Toronto Stock Exchange
USD	US Dollar
VRN	Variable Rate Note. Rate disclosed represents the effective rate as of June 30, 2023.

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
(a)
Non income-producing security.

(b)
Security or a portion thereof is pledged as collateral for securities sold short.

(c)
Security is valued in good faith under TAS’s fair valuation procedures for TIP. The aggregate amount of securities fair valued amounts to $176,101,738, which represents 13.7% of the fund’s net assets.

(d)
Security in which significant unobservable inputs (Level 3) were used in determining fair value.

(e)
Restricted Securities. The following restricted securities were held by the fund as of June 30, 2023, and were valued in accordance with the Valuation of Investments as described in Note 2. Such securities generally may be sold only in a privately negotiated transaction with a limited number of purchasers. The fund will bear any costs incurred in connection with the disposition of such securities. The fund monitors the acquisition of restricted securities and, to the extent that a restricted security is illiquid, will limit the purchase of such a restricted security, together with other illiquid securities held by the fund, to no more than 15% of the fund’s net assets. All of the below securities are illiquid, with the exception of Neo Ivy Capital Fund, LP. The below list does not include securities eligible for resale without registration pursuant to Rule 144A under the Securities Act of 1933 that may also be deemed restricted.

Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
US Common Stocks
Artemis Strategic Inv Corp.		09/30/21	$46	$64,387
Swiftmerge Acquisition Corp.		12/15/21	21	57,377
				121,764
Foreign Common Stocks
Heliostar Metals, Ltd.		03/07/23	42,139	91,616
Osisko Green Acquisition Corp.		10/19/21	88,871	91,670
Somerset Energy Partners Corp.		04/08/22	31,072	44,227
Sucro Holdings LLC		04/25/22	104,259	110,166
				337,679
Warrants
Esports Technologies, Inc.		11/18/21	—	297
Gryphon Digital Mining, Inc.		07/28/21	—	56
Osisko Green Acquisition Ltd.		10/19/21	15,625	1,621
Royal Helium, Ltd.		12/30/22	—	137,242
Royal Helium, Ltd.		06/02/23	—	87,635
Somerset Energy Partners Corp.		04/08/22	—	5,639
Swiftmerge Acquisition Corp.		12/15/21	9,258	969
				233,459
Convertible Bonds
Royal Helium, Ltd.		06/02/23	319,565	323,835
Synaptive Medical, Inc		11/29/21	120,000	120,000
				443,835
Corporate Bonds
Royal Helium, Ltd.		12/30/22 – 6/30/23	273,264	438,447
Trillion Energy International, Inc.		04/05/23	337,084	342,555
				781,002
Private Investment Funds
Bellus Ventures II, LP	California Carbon Allowances	08/01/21 – 10/01/21	25,396,384	29,789,737
Eversept Global Healthcare Fund, LP	Long-Short Global Healthcare	02/01/19	24,756,730	29,615,694
Farallon Capital Institutional Partners, LP	Multi-Strategy	01/01/13	735,253	982,388
Helikon Long Short Equity Fund ICAV	Long-Short European	12/01/20 – 01/01/21	11,809,294	19,699,711
Honeycomb Partners, LP	Long-Short Global	08/01/16 – 07/01/17	18,470,744	28,829,743
Neo Ivy Capital Fund, LP	Relative Value	05/01/19	10,500,000	9,461,033
Northwest Feilong Fund, Ltd.	China Credit	05/01/20	15,000,000	18,082,443
QVT Roviant, LP	Multi-Strategy	01/05/16	2,314,867	7,176,244
Voloridge Fund, LP	Directional	04/01/20 – 01/01/2023	23,000,000	27,185,553
				170,822,546

Multi-Asset
TIFF Multi-Asset Fund / Schedule of Investments (Unaudited)	June 30, 2023
Private Investment Funds	Investment Strategy	Date of Acquisition	Cost	Value
Preferred Stocks
Esports Technology Preferred		05/12/23	$385,000	$277,200
Synaptive Medical, Inc., Class B		02/03/20	129,999	185,712
				462,912
Disputed Claims Receipt
AMR Corp.		12/09/13	—	—
Total (13.5% of Net Assets)				$173,203,197

(f)
Security or a portion thereof was held on loan. As of June 30, 2023 the aggregate market value of securities on loan was $41,394,359; the total market value of collateral held by the Fund was $43,268,945. The market value of the collateral held included non-cash collateral in the form of U.S. Treasury securities with a value of $36,722,630.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are generally determined to be liquid in accordance with TAS’s fair valuation procedures for TIP. At June 30, 2023 the aggregate value of these securities was $14,372,119, which represents 1.1% of net assets.

(h)
Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to investors outside the United States.

(i)
Portfolio holdings information of the Private Investment Funds is not available as of June 30, 2023. These positions are therefore grouped into their own industry classification. For any private investment funds structured as a limited partnership, no share value is included as these investments are not unitized.

(j)
Current yield as of June 30, 2023.

(k)
Represents a security purchased with cash collateral received for securities on loan.

(l)
The fund pays the floating rate.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Assets and Liabilities (Unaudited)
June 30, 2023
Assets
Investments in securities, at value (cost: $1,206,711,076) including securities on loan of $41,394,359	$1,268,158,646
Repurchase agreements (cost: $98,750,896)	98,750,896
Total investments (cost: $1,305,461,972)	1,366,909,542
Cash	407,913
Cash denominated in foreign currencies (cost: $20,239,684)	20,133,385
Total Cash	20,541,298
Deposits with brokers for securities sold short	19,541,971
Deposits with brokers for future contracts	17,908,266
Deposits with broker for swap contracts	4,390,000
Unrealized appreciation on forward currency contracts	2,652,785
Deposits with broker for forward currency contracts	3,480,000
Due from broker for futures variation margin	2,198,420
Deposits with broker for options contracts	796,252
Unrealized appreciation on swap contracts	764,217
Premiums paid for OTC swap contracts	399
Receivables:
Investment securities sold	23,938,717
Dividends and tax reclaims	1,460,735
Interest	456,579
Securities lending income	14,793
Prepaid expenses	52,197
Total Assets	1,465,106,171
Liabilities
Cash collateral received for securities on loan	6,546,316
Securities sold short, at value (proceeds: $151,288,059)	151,210,629
Unrealized depreciation on swap contracts	1,940,652
Due to broker for futures variation margin	1,747,071
Foreign currencies sold short, at value (proceeds $1,157,457)	1,151,269
Written options, at value (premium received $138,733)	70,139
Unrealized depreciation on forward currency contracts	614,085
Payables:
Investment securities purchased	14,559,050
Capital stock redeemed	4,250,000
Money manager fees	945,040
Investment advisory and administrative fees	302,487
Fund administration and custody fees	226,893
Distributions	131,467
Dividends and interest on securities sold short	77,310
Chief Compliance Officer’s costs and Trustee’s fees	21,112
Accrued expenses and other liabilities	322,602
Total Liabilities	184,116,122
Net Assets	$1,280,990,049
Shares Outstanding (unlimited authorized shares, par value $0.001)	95,572,703
Net Asset Value Per Share	$13.40
Net Assets Consist of:
Capital stock	$1,320,431,474
Total distributable earnings (loss)	(39,441,425)
Net Assets	$1,280,990,049
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Operations (Unaudited)
Six Months Ended June 30, 2023
Investment Income
Dividends (net of foreign withholding taxes of $612,600)	$8,991,885
Interest	3,150,204
Securities lending	113,922
Total Investment Income	12,256,011
Expenses
Money manager fees	3,299,497
Investment advisory fees	1,581,113
Fund administration and custody fees	677,497
Professional fees	282,953
Administrative fees	128,864
Chief Compliance Officer’s costs and Trustee’s fees	120,689
Miscellaneous fees and other	159,610
Total Operating Expenses	6,250,223
Dividends and interest on securities sold short	1,560,565
Broker fees on securities sold short	433,922
Total Expenses	8,244,710
Net Investment Income	4,011,301
Net Realized Gain (Loss) on:
Investments	10,084,699
Securities sold short	(1,925,048)
Swap contracts	(4,332,622)
Financial futures contracts	(1,333,154)
Forward currency contracts	726,320
Foreign currency-related transactions	244,668
Written options	128,776
Net Realized Gain from Investments, Derivatives, and Foreign Currencies	3,593,639
Net Change in Unrealized Appreciation (Depreciation) from:
Investments	93,079,157
Securities sold short	(11,641,548)
Swap contracts	146,165
Financial futures contracts	6,162,235
Forward currency contracts	2,129,177
Foreign currency-related transactions	(507,190)
Written options	55,485
Net Change in Unrealized Appreciation on Investments, Derivatives, and Foreign Currencies	89,423,481
Net Realized and Unrealized Gain on Investments, Derivatives, and Foreign Currencies	93,017,120
Net Increase in Net Assets Resulting from Operations	$97,028,421
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statements of Changes in Net Assets
	Six Months Ended June 30, 2023 (Unaudited)	Year Ended December 31, 2022
Increase (Decrease) in Net Assets From Operations
Net investment income	$4,011,301	$2,931,922
Net realized gain from investments, derivatives, and foreign currencies	3,593,639	96,142,493
Net change in unrealized appreciation (depreciation) on investments, derivatives, and foreign currencies	89,423,481	(339,267,823)
Net Increase (Decrease) in Net Assets Resulting from Operations	97,028,421	(240,193,408)
Distributions
Distributions to shareholders	(5,287,704)	(118,887,263)
Decrease in Net Assets Resulting from Distributions	(5,287,704)	(118,887,263)
Capital Share Transactions
Proceeds from shares sold	57,722,399	73,578,816
Proceeds from distributions reinvested	5,085,598	113,018,088
Cost of shares redeemed	(121,537,253)	(161,646,790)
Net Increase (Decrease) From Capital Share Transactions	(58,729,256)	24,950,114
Total Increase (Decrease) in Net Assets	33,011,461	(334,130,557)
Net Assets
Beginning of period	1,247,978,588	1,582,109,145
End of period	$1,280,990,049	$1,247,978,588
Capital Share Transactions (in shares)
Shares sold	4,394,413	5,171,238
Shares reinvested	382,587	9,114,236
Shares redeemed	(9,240,370)	(11,798,634)
Net Increase (Decrease)	(4,463,370)	2,486,840
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund
Statement of Cash Flows
Period Ended June 30, 2023
Cash flows provided by (used in) operating activities
Net increase (decrease) in net assets from operations	$97,028,421
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided by (used in) operating activities:
Investments purchased	(758,747,798)
Investments sold	850,614,350
Purchases to cover securities sold short	(274,362,335)
Securities sold short	268,888,947
(Purchase)/Sale of short term investments, net	(16,078,046)
Amortization (accretion) of discount and premium, net	(1,417,633)
Net change in unrealized (appreciation) depreciation on forward currency contracts	(2,129,177)
Net change in unrealized (appreciation) depreciation on swap contracts	(146,165)
(Increase)/decrease in deposit with broker for securities sold short	(1,496,017)
(Increase)/decrease in deposits with broker for forward currency contracts	(670,000)
(Increase)/decrease in deposits with broker for options contracts	(981)
(Increase)/decrease in deposit with broker for swap contracts	(4,390,000)
(Increase)/decrease in Premiums paid for OTC swap Contracts	(399)
(Increase)/decrease in deposit with brokers for future contracts	604,395
(Increase)/decrease in advance purchase of investments	11,482,129
(Increase)/decrease in due from broker for futures variation margin	(181,889)
(Increase)/decrease in interest receivable	86,367
Increase/(decrease) in due to broker for futures variation margin	(230,873)
(Increase)/decrease in receivable for dividends and tax reclaims	(434,108)
(Increase)/decrease in prepaid expenses	57,259
(Increase)/decrease in securities lending income receivable	(2,318)
Increase/(decrease) in payable for foreign currencies sold short	1,150,801
Increase/(decrease) in payable for money manager fees	50,722
Increase/(decrease) in payable for dividends and interest for securities sold short	(32,833)
Increase/(decrease) in payable for fund administration and custody fees	(214,576)
Increase/(decrease) in payable for Chief Compliance Officer’s costs and Trustee’s fees	10,425
Increase/(decrease) in other accrued expenses and other liabilities	(33,120)
Increase/(decrease) in payable for investment advisory and administrative fees	(9,369)
Increase/(decrease) in premiums received on written options, net	105,236
Net realized (gain) loss from investments	(10,084,699)
Net realized (gain) loss from securities sold short	1,925,048
Net realized (gain) loss from foreign currency-related transactions	(244,668)
Net change in unrealized (appreciation) depreciation on investments	(93,079,157)
Net change in unrealized (appreciation) depreciation on securities sold short	11,641,548
Net change in unrealized (appreciation) depreciation on foreign currency-related transactions	507,190
Net change in unrealized (appreciation) depreciation on written options	(55,485)
Net cash provided by (used in) operating activities	80,111,192
Cash flows provided by (used in) financing activities
Distributions paid to shareholders	(70,639)
Proceeds from shares sold	57,722,399
Payment for shares redeemed	(137,185,932)
Net cash provided by (used in) financing activities	(79,534,172)
Effect of exchange rate changes on cash	(262,522)
Net increase (decrease) in cash	314,498
Cash at beginning of period	20,226,800
Cash at end of period	$20,541,298
Non cash financing activities not included herein consist of reinvestment of distributions of:	$5,085,598
See accompanying Notes to Financial Statements.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
1.   Organization
TIFF Investment Program (“TIP”) is a no-load, open-end management investment company that seeks to improve the net investment returns of its members. TIP was originally incorporated under Maryland law on December 23, 1993, and was reorganized, effective December 16, 2014, as a Delaware statutory trust. As of June 30, 2023, TIP consisted of one mutual fund, TIFF Multi-Asset Fund (“MAF” or the “fund”) which is diversified, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”).
Investment Objective
The fund’s investment objective is to attain a growing stream of current income and appreciation of principal that at least offset inflation.
2.   Summary of Significant Accounting Policies
The fund operates as a diversified investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies.
The preparation of financial statements in conformity with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the reported amounts of increases and decreases in net assets from operations during the reported period, and disclosure of contingent assets and liabilities at the date of the financial statements. Actual results could differ from these estimates.
Valuation of Investments
Fair value is defined as the price that the fund could reasonably expect to receive upon selling an asset or pay to transfer a liability in a timely transaction to an independent buyer in the principal or most advantageous market for the asset or liability, respectively. A three-tier fair value hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier fair value hierarchy of inputs is summarized in the three broad levels listed below.
Level 1 — quoted prices in active markets for identical assets and liabilities
Level 2 — other significant observable inputs (including quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of assets and liabilities)
The fund has established a pricing hierarchy to determine the order of pricing sources utilized in valuing its portfolio holdings. The pricing hierarchy has been approved by the TIFF Advisory Services, Inc. (“TAS”) Valuation Committee.
Generally, the following valuation policies are applied to securities for which market quotations are readily available. Securities listed on a securities exchange or traded on the National Association of Securities Dealers Automated Quotations (“NASDAQ”) for which market quotations are readily available are valued at their last quoted sales price on the principal exchange on which they are traded or at the NASDAQ official closing price, respectively, on the valuation date or, if there is no such reported sale on the valuation date, at the most recently quoted bid price, or asked price in the case of securities sold short. The fund employs an international fair value pricing model using other observable market-based inputs to adjust prices to reflect events affecting the values of certain portfolio securities that occur between the close of trading on the principal market for such securities (foreign exchanges and OTC markets) and the time at which the net asset value of the fund is determined. If the TAS Valuation Committee believes that a particular event would materially affect net asset value, further adjustment is considered. Securities which use the international pricing model are typically categorized as Level 2 for the fair value hierarchy and securities that do not use the international pricing model are typically categorized as Level 1.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
Debt securities are valued at prices that reflect broker/dealer-supplied valuations or are obtained from independent pricing services, which consider such factors as security prices, yields, maturities, and ratings, and are deemed representative of market values at the close of the market. Debt securities valuations are typically categorized as Level 2 for the fair value hierarchy.
Over-the-counter (“OTC”) stocks not quoted on NASDAQ and foreign stocks that are traded OTC are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the first session of the New York Stock Exchange and are typically categorized as Level 2 in the valuation hierarchy.
Short-term debt securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value, and short-term debt securities having a remaining maturity of greater than 60 days are valued at their market value. Short-term debt securities, which include repurchase agreements and US Treasury Bills, are typically categorized as Level 2 in the fair value hierarchy.
Exchange-traded option contracts are valued at the last quoted sales price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open written option contracts). Future contracts are valued at the last posted settlement price or, if there were no sales that day for a particular position, at the closing bid price (closing ask price in the case of open short futures contracts). OTC open options contracts are normally valued at prices supplied by independent pricing services if those prices are deemed representative of market values at the close of the actively quoted markets. Exchange-traded contracts are typically categorized as Level 1 in the fair value hierarchy and OTC contracts are typically categorized as Level 2 in the fair value hierarchy.
Forward foreign currency contracts are valued at their respective fair market values and are typically categorized as Level 2 in the fair value hierarchy.
Investments in other open-end funds or trusts are valued at their closing net asset value per share on valuation date, which represents their redeemable value and are typically categorized as Level 1 in the fair value hierarchy.
MAF invests in both total return equity index and total return basket swaps. The total return equity index swaps are valued at the last traded price of the reference entity net of interest and are typically categorized as Level 2 in the fair value hierarchy. The total return basket swaps are valued at the net value of the reference entity provided by the broker and are typically categorized as Level 2 in the fair value hierarchy.
MAF invests in private investment funds that pursue certain alternative investment strategies. Private investment fund interests held by MAF are generally securities for which market quotations are not readily available. Rather, such interests generally can be sold back to the private investment fund only at specified intervals or on specified dates. The board has approved valuation procedures pursuant to which MAF values its interests in private investment funds at “fair value.” MAF determines the fair value of that private investment fund based on the most recent estimated value provided by the management of the private investment fund, as well as any other relevant information reasonably available at the time MAF values its portfolio including, for example, total returns of indices or exchange-traded funds that track markets to which the private investment fund may be exposed. The fair values of the private investment funds are based on available information and do not necessarily represent the amounts that might ultimately be realized, which depend on future circumstances and cannot be reasonably determined until the investment is actually liquidated. Fair value is intended to represent a good faith approximation of the amount that MAF could reasonably expect to receive from the private investment fund if MAF’s interest in the private investment fund was sold at the time of valuation, based on information reasonably available at the time valuation is made and that MAF believes is reliable. Private investment fund valuations are categorized as Level 3 in the valuation hierarchy.
Investment Transactions and Investment Income
Securities transactions are recorded on the trade date (the date on which the buy or sell order is executed) for financial reporting purposes. Interest income and expenses are recorded on an accrual basis. The fund accretes discounts or amortizes premiums using the yield-to-maturity method on a daily basis, except for mortgage-backed securities that record paydowns. The fund recognizes paydown gains and losses for such securities and reflects them in investment income. Inflation (deflation) adjustments on inflation-protected securities are included in interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the fund, using reasonable diligence, becomes aware of such dividends. Non-cash dividends, if any, are recorded at the fair market value of the securities received. The fund uses the specific identification method for determining realized gain or loss on sales of securities and foreign currency transactions.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
Income Taxes
There is no provision for federal income or excise tax since the fund has elected to be taxed as a regulated investment company (“RIC”) and intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to RICs and to distribute substantially all of its taxable income. The fund may be subject to foreign taxes on income, gains on investments, or currency repatriation. The fund accrues such taxes, as applicable, as a reduction of the related income and realized and unrealized gain as and when such income is earned and gains are recognized.
The fund evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authorities. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as tax benefits or expenses in the current year. Management has analyzed the fund’s tax positions taken or to be taken on federal income tax returns for all open tax years (tax years ended December 31, 2019 − December 31, 2022), and has concluded that no provision for federal income tax is required in the fund’s financial statements.
Expenses
Expenses directly attributable to MAF are charged to the fund’s operations.
Dividends to Members
It is the fund’s policy to declare dividends from net investment income quarterly and distributions from capital gains at least annually.
Dividends from net short-term capital gains and net long-term capital gains of the fund, if any, are normally declared and paid in December, but the fund may make distributions on a more frequent basis in accordance with the distribution requirements of the Code. To the extent that a net realized capital gain could be reduced by a capital loss carryover, such gain will not be distributed. Dividends and distributions are recorded on the ex-dividend date.
Foreign Currency Translation
The books and records of the fund are maintained in US dollars. Foreign currency amounts are translated into US dollars on the following basis:
(i)
the foreign currency value of investments and other assets and liabilities denominated in foreign currency are translated into US dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date;

(ii)
purchases and sales of investments, income, and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions.

The resulting net realized and unrealized foreign currency gain or loss is included in the Statement of Operations.
The fund does not generally isolate that portion of the results of operations arising as a result of changes in the foreign currency exchange rates from the fluctuations arising from changes in the market prices of securities. Accordingly, such foreign currency gain (loss) is included in net realized and unrealized gain (loss) on investments. However, the fund does isolate the effect of fluctuations in foreign exchange rates when determining the gain or loss upon the sale or maturity of foreign-currency denominated debt obligations pursuant to US federal income tax regulations; such an amount is categorized as foreign currency gain or loss for income tax reporting purposes.
Net realized gains and losses from foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of net investment income accrued and the US dollar amount actually received.
Net Asset Value
The net asset value per share is calculated on a daily basis by dividing the assets of the fund, less its liabilities, by the number of outstanding shares of the fund.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
3.   Investment Valuation and Fair Value Measurements
The following is a summary of the inputs used as of June 30, 2023, in valuing the fund’s assets and liabilities carried at fair value:
TIFF Multi-Asset Fund
Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*+	$653,833,205	$260,452,607	$905,859	$915,191,671
Participation Notes	—	1,760,774	—	1,760,774
Rights	—	187,458	—	187,458
Warrants	211,517	355,817	7,316	574,650
Corporate Bonds	—	2,078,102	342,555	2,420,657
Convertible Bonds	—	—	443,835	443,835
US Treasury Bonds/Notes	—	65,056,664	—	65,056,664
Exchange-Traded Funds and Mutual Funds	60,002,046	—	—	60,002,046
Private Investment Funds	—	—	170,822,546	170,822,546
Preferred Stocks*	—	4,466,599	462,912	4,929,511
Disputed Claims Receipt+	—	—	—	—
Purchased Options	560,342	241,196	—	801,538
Short-Term Investments	—	138,171,876	—	138,171,876
Unaffiliated Investment Company	6,546,316	—	—	6,546,316
Total Investments in Securities	721,153,426	472,771,093	172,985,023	1,366,909,542
Financial Futures Contracts – Equity Risk	2,778,957	—	—	2,778,957
Financial Futures Contracts – Foreign Currency Risk	1,284,601	—	—	1,284,601
Forward Currency Contracts – Foreign Currency Risk	—	2,652,785	—	2,652,785
Total Return Equity Swap Contracts – Equity Risk	—	764,217	—	764,217
Total Other Financial Instruments	4,063,558	3,417,002	—	7,480,560
Total Assets	$725,216,984	$476,188,095	$172,985,023	$1,374,390,102

Liabilities
Common Stocks Sold Short*+	(110,539,079)	(40,671,550)	—	(151,210,629)
Financial Futures Contracts – Interest Rate Risk	(825,836)	—	—	(825,836)
Financial Futures Contracts – Equity Risk	(1,768,029)	—	—	(1,768,029)
Financial Futures Contracts – Foreign Currency Risk	(56,890)	—	—	(56,890)
Forward Currency Contracts – Foreign Currency Risk	—	(614,085)	—	(614,085)
Total Return Equity Swap Contracts – Equity Risk	—	(1,940,652)	—	(1,940,652)
Written Options – Equity Risk	(70,139)	—	—	(70,139)
Total Other Financial Instruments	(2,720,894)	(2,554,737)	—	(5,275,631)
Total Liabilities	$(113,259,973)	$(43,226,287)	$—	$(156,486,260)

*
Securities categorized as Level 2 primarily include listed foreign equities whose value has been adjusted with factors to reflect changes to foreign markets after market close.

+
There are securities in this category that have a market value of zero and are categorized as Level 3.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The following is a reconciliation of investments in securities for which significant unobservable inputs (Level 3) were used in determining value:
Investments in Securities	Balance as of December 31, 2022	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers in to Level 3	Transfers out of Level 3	Balance as of June 30, 2023	Net Change in Unrealized Appreciation (Depreciation) from Investments still held as of 6/30/23 for the period ended 6/30/2023
Common Stocks*	$682,839	$—	$180,881	$42,139	$—	$—	$—	$905,859	$180,881
Warrants	6,153	—	1,163	—	—	—	—	7,316	1,163
Private Investment Funds	169,464,432	5,878,494	12,280,504	8,000,000	(24,800,884)	—	—	170,822,546	12,406,810
Preferred Stocks	748,712	35,956	(107,800)	563,000	(776,956)	—	—	462,912	(107,800)
Disputed Claims Receipt*	—	—	—	—	—	—	—	—	—
Corporate Bonds	295,421	—	5,471	337,084	—	—	295,421	342,555	5471
Convertible Bonds	120,000	—	4,270	319,565	—	—	—	443,835	4,270
Total	$171,317,557	$5,914,450	$12,364,489	$9,261,788	$(25,577,840)	$—	$295,421	$172,985,023	$12,490,795

*
There are securities categorized as Level 3 that have a market value of zero.

Securities designated as Level 3 in the fair value hierarchy are valued using TAS’s fair valuation procedures for TIP. Management is responsible for the execution of these valuation procedures. Transfers to/from, or additions to, Level 3 require a determination of the valuation methodology, including the use of unobservable inputs, by the TAS Valuation Committee.
The TAS Valuation Committee meets no less than quarterly to review the methodologies and significant unobservable inputs currently in use, and to adjust the pricing models as necessary. Any adjustments to the pricing models are documented in the minutes of the TAS Valuation Committee meetings.
The following is a summary of the procedures and significant unobservable inputs used in Level 3 investments:
Common Stocks, Warrants, Preferred Stocks, Disputed Claims Receipt and Convertible Bonds.   Securities for which market quotations are not readily available or for which available prices are deemed unreliable are valued at their fair value as determined in good faith under TAS’s fair valuation procedures for TIP. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. On a quarterly basis, the TAS Valuation Committee reviews the valuations in light of current information available about the issuer, security, or market trends to adjust the pricing models, if deemed necessary.
Private Investment Funds.   Private investment funds are valued at fair value using net asset values received on monthly statements, adjusted for the most recent estimated value or performance provided by the management of the private investment fund. In most cases, values are adjusted further by the total returns of indices or exchange-traded funds that track markets to which the private investment fund is fully or partially exposed, as determined by the TAS Valuation Committee upon review of information provided by the private investment fund. On a quarterly basis, the TAS Valuation Committee compares the valuations as determined by the pricing models at each month-end during the quarter to statements provided by management of the private investment funds in order to recalibrate the market exposures, the indices, or exchange-traded funds used in the pricing models as necessary.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The valuation techniques and significant unobservable inputs used in recurring Level 3 fair value measurements of assets were as follows:
As of June 30, 2023	Fair Value	Valuation Methodology	Significant Unobservable Inputs	Range	Weighted Average*
Common Stocks	$659,851	Last market price	Discount(%)	20% – 100%	63.98%
	154,393	Recent transaction price	Recent transaction price	$0.30 – $15.25	$10.97
	91,615	Last market price plus Black-Scholes pricing model	Discount (%) and Volatility	8.3% – 35%	8.3% – 35%
Corporate Bonds	342,555	Recent transaction price	Recent transaction price	$100.00	$100.00
Warrants	7,316	Black- Scholes pricing model	Volatility	35%	35%
Private Investment Funds	170,822,546	Adjusted net asset value	Manager estimated returns	0.00% – 10.53%	4.32%
			Manager returns**	(0.81)% – 36.59%	1.93%
Preferred Stocks	462,912	Recent transaction price	Recent transaction price	$2.50 – $28.00	$17.77
Disputed Claims Receipt	—	Corporate Action Model	Future claim awards	0.00%	0.00%
Convertible Bonds	443,835	Recent transaction price	Recent transaction price	$100.00	$100.00

*
Weighted by market value of investments as a percentage of the total market value of Level 3 investments within each valuation methodology.

**
Weighted by estimated exposure to chosen indices, exchange-traded funds, other marketable securities or other proxy.

The following are descriptions of the measurement uncertainty of the Level 3 recurring fair value measurements to changes in the significant unobservable inputs presented in the table above:
Common Stocks, Structured Notes, Rights, Warrants, Preferred Stocks and Disputed Claims Receipt.   The chart above reflects the methodology and significant unobservable inputs of securities held at period ended June 30, 2023. The discounts or estimates for lack of marketability and estimate of future claims or comparable share ratio used to determine fair value may include other factors such as liquidity, volatility, or credit risk. An increase (decrease) in the discount or decrease (increase) estimate of future claims or dividends would result in a lower (higher) fair value measurement.
Private Investment Funds.   The range of manager estimates and market returns reflected in the above chart identify the range of estimates and returns used in valuing the private investment funds at period ended June 30, 2023. A significant increase (decrease) in the estimates received from the manager of the private investment funds would result in a significantly higher (lower) fair value measurement. A significant increase (decrease) in the market return weighted by estimated exposures to chosen indices would result in a significantly higher (lower) fair value measurement.
The table below details the fund’s ability to redeem from private investment funds that are classified as Level 3 assets. The private investment funds in this category generally impose a “lockup” or “gating” provision, which may restrict the timing, amount, or frequency of redemptions. All or a portion of the interests in these privately offered funds generally are deemed to be illiquid.
	Fair Value	Redemption Frequency	Redemption Notice Period
California Carbon Allowances (a)	$29,789,736	quarterly	90 days
Multi-Strategy (b)	8,158,632	illiquid	N/A
Long-Short Global Healthcare (c)	29,615,694	quarterly	45 days
Long-Short European (d)	19,699,711	monthly	60 days
Long-Short Global (e)	28,829,743	quarterly	60 days
Relative Value (f)	9,461,033	daily	7 days
China Credit (g)	18,082,443	monthly	45 days
Directional (h)	27,185,554	monthly	30 days
Total	$170,822,546

(a)
This strategy is primarily comprised of investments in California Carbon Allowances.

(b)
This strategy is primarily comprised of capital allocated to various strategies based on risk and return profiles. This strategy includes $8,158,632 of redemption residuals.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
(c)
This strategy is primarily comprised of long and short positions in global healthcare securities.

(d)
This strategy is primarily comprised of long and short positions in small and mid-cap European equities.

(e)
This strategy is primarily comprised of long and short positions in global common stocks.

(f)
This strategy is primarily comprised of long and short positions in US large-cap common stocks selected using artificial intelligence.

(g)
This strategy is primarily comprised of Chinese convertible bonds.

(h)
This strategy is primarily comprised of global futures, US equities, ETFS, and ADRs selected using quantitative analysis to predict likely short-term price changes.

4.   Derivative and Other Financial Instruments
During the period ended June 30, 2023, the fund invested in derivatives, such as but not limited to futures, currency forwards, purchased and written options, total return basket swaps and total return equity swaps for hedging, liquidity, index exposure, and active management strategies. Derivatives are used for “hedging” when TAS or a money manager seeks to protect the fund’s investments from a decline in value. Derivative strategies are also used when TAS or a money manager seeks to increase liquidity, implement a cash management strategy, invest in a particular stock, bond or segment of the market in a more efficient or less expensive way, modify the effective duration of the fund’s portfolio investments and/or for purposes of total return. Depending on the purpose for which the derivative instruments are being used, the successful use of derivative instruments may depend on, among other factors, TAS’s or the money manager’s general understanding of how derivative instruments act in relation to referenced securities or markets as well as on market conditions, all of which are out of the control of TAS or the money manager.
Financial Futures Contracts
The fund may use futures contracts, generally in one of three ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices, globally; (2) to gain exposures, both long and short, to the returns of non-dollar currencies relative to the US dollar; and (3) to manage the duration of the fund’s fixed income holdings to targeted levels.
Futures contracts involve varying degrees of risk. Such risks include the imperfect correlation between the price of a derivative and that of the underlying security and the possibility of an illiquid secondary market for these securities. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.
A financial futures contract is an agreement to purchase (long) or sell (short) an agreed amount of securities or other instrument at a set price for delivery at a future date. At the time a futures contract is purchased or sold, the fund must allocate cash or securities as a deposit payment (“initial margin”). An outstanding futures contract is valued daily, and the payment in cash of “variation margin” will be required, a process known as “marking to the market.” Each day, the fund will be required to provide (or will be entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract’s value since the preceding day. The daily variation margin is recorded as a receivable or payable on the Statement of Assets and Liabilities. When the contracts are closed, a realized gain or loss is recorded as net realized gain (loss) from financial futures contracts in the Statement of Operations, equal to the difference between the opening and closing values of the contracts.
US futures contracts have been designed by exchanges that have been designated as “contract markets” by the Commodity Futures Trading Commission and such contracts must be executed through a futures commission merchant or brokerage firm that is a member of the relevant contract market. Futures contracts may trade on a number of exchange markets, and through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange, thereby reducing the risk of counterparty default. Securities designated as collateral for market value on futures contracts are noted in the Schedule of Investments.
Swap Contracts
The fund may use swaps and generally uses them in the following ways: (1) to gain exposures, both long and short, to the total returns of broad equity indices; (2) to gain exposure, both long and short, to the total returns of individual equities and bonds; and (3) to gain long-term exposures to the total returns of selected investment strategies. While swaps falling into the first and third categories are often held for multiple quarters, if not years, swaps in the second category can at times be held for shorter time periods or adjusted frequently based on the managers’ evolving views of the expected risk/reward of the trade.
At the end of the period, the fund maintained three total return swap contracts to gain exposure to the total return of broad indices.
Generally, swap agreements are contracts between a fund and another party (the swap counterparty) involving the exchange of payments on specified terms over periods ranging from a few days to multiple years. A swap agreement may be negotiated bilaterally and traded OTC between the two parties (for an uncleared swap) or, in some instances, must be transacted through

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
a Futures Commission Merchant and cleared through a clearinghouse that serves as a central counterparty (for a cleared swap). In a basic swap transaction, the fund agrees with the swap counterparty to exchange the returns (or differentials in rates of return) and/or cash flows earned or realized on a particular “notional amount” or value of predetermined underlying reference instruments. The notional amount is the set dollar or other value selected by the parties to use as the basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. The parties typically do not actually exchange the notional amount. Instead they agree to exchange the returns that would be earned or realized if the notional amount were invested in given investments or at given interest rates. Examples of returns that may be exchanged in a swap agreement are those of a particular security, a particular fixed or variable interest rate, a particular non-US currency, or a “basket” of securities representing a particular index or portfolio of securities and other instruments. Swaps can also be based on credit and other events.
A fund will generally enter into swap agreements on a net basis, which means that the two payment streams that are to be made by the fund and its counterparty with respect to a particular swap agreement are netted out, with the fund receiving or paying, as the case may be, only the net difference in the two payments. The fund’s obligations (or rights) under a swap agreement that is entered into on a net basis will generally be the net amount to be paid or received under the agreement based on the relative values of the obligations of each party upon termination of the agreement or at set valuation dates. The fund will accrue its obligations under a swap agreement daily (offset by any amounts the counterparty owes the fund). If the swap agreement does not provide for that type of netting, the full amount of the fund’s obligations will be accrued on a daily basis.
Cleared swaps are subject to mandatory central clearing. Central clearing is designed to reduce counterparty credit risk and increase liquidity compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap, but it does not eliminate those risks completely and may involve additional costs and risks not involved with uncleared swaps.
Upon entering into a swap agreement, the fund may be required to pledge to the swap counterparty an amount of cash and/or other assets equal to the total net amount (if any) that would be payable by the fund to the counterparty if the swap were terminated on the date in question, including any early termination payments. In certain circumstances, the fund may be required to pledge an additional amount, known as an independent amount, which is typically equal to a specified percentage of the notional amount of the trade. In some instances, the independent amount can be a significant percentage of the notional amount. Likewise, the counterparty may be required to pledge cash or other assets to cover its obligations to the fund, net of the independent amount, if any. However, the amount pledged may not always be equal to or more than the amount due to the other party. Therefore, if a counterparty defaults in its obligations to the fund, the amount pledged by the counterparty and available to the fund may not be sufficient to cover all the amounts due to the fund and the fund may sustain a loss. Other risks may apply if an independent amount has been posted.
The fund records a net receivable or payable for the amount expected to be received or paid in the period. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation (depreciation) on investments. The swap is valued at fair market value as determined by valuation models developed and approved in accordance with the fund’s valuation procedures. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar.
Options
The fund generally uses options to hedge a portion (but not all) of the downside risk in its long or short equity positions and also opportunistically to generate total returns. The fund may also engage in writing options, for example, to express a long view on a security. When writing a put option, the risk to the fund is equal to the notional value of the position.
Generally, an option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy a specified security, currency or other instrument (an “underlying instrument”) from the writer of the option (in the case of a call option), or to sell a specified security, currency, or other instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option or at the expiration date of the option. Put and call options that the fund purchases may be traded on a national securities exchange or in the OTC market. All option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. There can be no assurance that a liquid secondary market will exist for any option purchased.
As the buyer of a call option, the fund has a right to buy the underlying instrument (e.g., a security) at the exercise price at any time during the option period (for American style options) or at the expiration date (for European style options). The fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire unexercised. As the buyer of a put option, the fund has the right to sell the underlying instrument at the exercise price at any time during the

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
option period (for American style options) or at the expiration date (for European style options). Like a call option, the fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire unexercised. When buying options, the fund’s potential loss is limited to the cost (premium plus transaction costs) of the option.
As the writer of a put option, the fund retains the risk of loss should the underlying instrument decline in value. If the value of the underlying instrument declines below the exercise price of the put option and the put option is exercised, the fund, as the writer of the put option, will be required to buy the instrument at the exercise price. The fund will incur a loss to the extent that the current market value of the underlying instrument is less than the exercise price of the put option net of the premium received by the fund for the sale of the put option. If a put option written by the fund expires unexercised, the fund will realize a gain in the amount of the premium received. As the writer of a put option, the fund may be required to pledge cash and/or other liquid assets at least equal to the value of the fund’s obligation under the written put.
The fund may write “covered” call options, meaning that the fund owns the underlying instrument that is subject to the call, or has cash and/or liquid securities with a value at all times sufficient to cover its potential obligations under the option. When the fund writes a covered call option covered by the underlying instrument that is subject to the call, the underlying instruments that are held by the fund and are subject to the call option will be earmarked as segregated on the books of the fund or the fund’s custodian. A fund will be unable to sell the underlying instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying instruments from segregation, for example, by segregating sufficient cash and/or liquid assets necessary to enable the fund to purchase the underlying instrument in the event the call option is exercised by the buyer.
When the fund writes an option, an amount equal to the premium received by the fund is included in the fund’s Statement of Assets and Liabilities as a liability and subsequently marked to market to reflect the current value of the option written. These contracts may also involve market risk in excess of the amounts stated in the Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counter-parties are unable to meet the terms of the contract or if the value of foreign currencies change unfavorably to the US dollar. The current market value of a written option is the last sale price on the market on which it is principally traded. If the written option expires unexercised, the fund realizes a gain in the amount of the premium received. If the fund enters into a closing transaction, it recognizes a gain or loss, depending on whether the cost of the purchase is less than or greater than the premium received.
Forward Currency Contracts
At times, the fund enters into forward currency contracts to manage the foreign currency exchange risk to which it is subject in the normal course of pursuing international investment objectives. The primary objective of such transactions is to protect (hedge) against a decrease in the US dollar equivalent value of its foreign securities or the payments thereon that may result from an adverse change in foreign currency exchange rates in advance of pending transaction settlements.
A forward currency contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, which is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked-to-market daily, and the change in value is recorded by the fund as an unrealized gain or loss. The fund may either exchange the currencies specified at the maturity of a forward contract or, prior to maturity, enter into a closing transaction involving the purchase or sale of an offsetting forward contract. Closing transactions with respect to forward contracts are usually performed with the counterparty to the original forward contract. The gain or loss arising from the difference between the US dollar cost of the original contract and the value of the foreign currency in US dollars upon closing a contract is included in net realized gain (loss) from forward currency contracts on the Statement of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the fund’s Statement of Assets and Liabilities. In addition, the fund could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the US dollar.
Forward currency contracts held by the fund are fully collateralized by other securities, as disclosed in the accompanying Schedule of Investments. The collateral is evaluated daily to ensure its market value equals or exceeds the current market value of the corresponding forward currency contracts.
Short Selling
At times, the fund sells securities it does not own in anticipation of a decline in the market price of such securities or in order to hedge portfolio positions. The fund generally will borrow the security sold in order to make delivery to the buyer. Upon entering into a short position, the fund records the proceeds as a deposit with broker for securities sold short in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities or foreign currencies sold under the short sale agreement. The fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
requirements are calculated daily based on the current market value of the short positions. Cash collateral deposited at the fund’s custodian for the benefit of the broker is recorded as Deposits with broker for securities sold short on the Statements of Assets and Liabilities. Securities segregated as collateral are denoted on the Schedule of Investments. The liability is marked-to-market while it remains open to reflect the current settlement obligation. Until the security or currency is replaced, the fund is required to pay the lender any dividend or interest earned. Such payments are recorded as expenses to the fund. When a closing purchase is entered into by the fund, a gain or loss equal to the difference between the proceeds originally received and the purchase cost is recorded in the Statement of Operations.
In “short selling,” the fund sells borrowed securities or currencies which must at some date be repurchased and returned to the lender. If the market value of securities or currencies sold short increases, the fund may realize losses upon repurchase in amounts which may exceed the liability on the Statement of Assets and Liabilities. Further, in unusual circumstances, the fund may be unable to repurchase securities to close its short position except at prices significantly above those previously quoted in the market.
Derivative Disclosure
The fund is a party to agreements which include netting provisions or other similar arrangements. While the terms and conditions of these agreements may vary, all transactions under each such agreements constitute a single contractual relationship, and each party’s obligation to make any payments, deliveries, or other transfers in respect of any transaction under such agreement may be applied against the other party’s obligations under such agreement and netted. A default by a party in performance with respect to one transaction under such an agreement would give the other party the right to terminate all transactions under such agreement and calculate one net amount owed from the defaulting party to the other. The fund is required to disclose positions held at period-end that were entered into pursuant to agreements that allow the fund to net the counterparty’s obligations against those of the fund in the event of a default by the counterparty.
At June 30, 2023, the fund’s derivative assets and liabilities (by contract type) are as follows:
	Assets	Liabilities
Derivative Financial Instruments:
Purchased Options	$801,538	$—
Swap Contracts	764,217	(1,940,652)
Forward Contracts	2,652,785	(614,085)
Futures Contracts	4,063,558	(2,650,755)
Written Options	—	(70,139)
Total derivative assets and liablities	8,282,098	(5,275,631)
Derivatives not subject to a netting provision or similar arrangement	4,865,096	(2,720,894)
Total assets and liabilities subject to a netting provision or similar arrangement	$3,417,002	$(2,554,737)
The following table presents the fund’s derivative assets net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) received by the fund as of June 30, 2023:
Counterparty	Derivative Assets Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Received	Net Amount
Forward Currency Contracts
Barclays Bank plc	$2,652,785	$—	$(2,550,000)	$102,785
Swaps
Goldman Sachs International	764,217	(764,217)	—	—
Total	$3,417,002	$(764,217)	$(2,550,000)	$102,785

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The following table presents the fund’s derivative liabilities net of amounts available for offset under a netting provision or similar arrangement and net of the related collateral (excluding any independent amounts) pledged by the fund as of June 30, 2023:
Counterparty	Derivative Liabilitites Subject to a Netting Provision or Similar Arrangement	Derivatives Available for Offset	Collateral Pledged	Net Amount
Forward Currency Contracts
Morgan Stanley Capital Services, Inc	$(614,085)	$—	$605,000	$(9,085)
Swaps
Goldman Sachs International	(1,940,652)	764,217	1,176,435	—
Total	$(2,554,737)	$764,217	$1,781,435	$(9,085)
The following tables provide quantitative disclosure about fair value amounts of and gains and losses on the fund’s derivative instruments grouped by contract type and primary risk exposure category as of June 30, 2023. These derivatives are not accounted for as hedging instruments.
The following table lists the fair values of the fund’s derivative holdings as of June 30, 2023, grouped by contract type and risk exposure category:
Derivative Type	Statement of Assets and Liability and Location	Foreign Currency Risk	Quarterly Average %*	Equity Risk	Quarterly Average %*	Interest Rate Risk	Quarterly Average %*	Total
Asset Derivatives
Purchased Options	Investments in securities, at value	$241,196	0.08%	$560,342	0.03%	$—	—%	$801,538
Total Return Equity Index Swap Contracts	Unrealized appreciation on swap contracts	—	—%	383,744	0.02%	—	—%	383,744
Total Return Basket Swap Contracts	Unrealized appreciation on swap contracts	—	—%	380,473	0.04%	—	—%	380,473
Forward Currency Contracts	Unrealized appreciation on forward currency contracts	2,652,785	0.10%	—	—%	—	—%	2,652,785
Financial Futures Contracts	Due from broker for futures variation margin**	1,284,601	0.06%	2,778,957	0.28%	—	0.02%	4,063,558
Total Value — Assets		$4,178,582		$4,103,516		$—		$8,282,098
Liability Derivatives
Written Options	Written option, at value	$—	—%	$(70,139)	0.00%	$—	—%	$(70,139)
Total Return Basket Swap Contracts	Unrealized depreciation on swap contracts	—	—%	(1,940,652)	0.09%	—	—%	(1,940,652)
Total Return Equity Index Swap Contracts	Unrealized depreciation on swap contracts	—	—%	—	0.03%	—	—%	—
Forward Currency Contracts	Unrealized depreciation on forward currency contracts	(614,085)	0.08%	—	—%	—	—%	(614,085)
Financial Futures Contracts	Due to broker for futures variation margin**	(56,890)	0.01%	(1,768,029)	0.35%	(825,836)	0.02%	(2,650,755)
Total Value — Liabilities		$(670,975)		$(3,778,820)		$(825,836)		$(5,275,631)

*
The Quarterly Average % is a representation of the volume of derivative activity. Quarterly Average % was calculated as follows: At each quarter end from and including December 31, 2022 to and including June 30, 2023, the absolute value of the applicable fair value amount was divided by net assets to derive a percentage of net assets for each quarter end. The Quarterly Average % amount represents the average of these three percentages.

**
Includes appreciation (depreciation) on the date the contracts are opened through June 30, 2023. Only current day’s variation margin is reported within the Statement of Assets and Liabilities

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The following table lists the amounts of gains or losses included in net increase in net assets resulting from operations for the period ended June 30, 2023, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Realized Gain (Loss)
Purchased Options	Net realized gain (loss) on Investments	$—	$—	$(1,605,884)	$(1,605,884)
Written Options	Net realized gain (loss) on Options written	—	—	128,776	128,776
Swap Contracts	Net realized gain (loss) on Swaps contracts	—	—	(4,332,622)	(4,332,622)
Forward Currency Contracts	Net realized gain (loss) on Forward currency contracts	—	726,320	—	726,320
Financial Futures Contracts	Net realized gain (loss) on Financial futures contracts	(62,435)	(2,275,366)	1,004,647	(1,333,154)
Total Realized Gain (Loss)		$(62,435)	$(1,549,046)	$(4,805,083)	$(6,416,564)
The following table lists the change in unrealized appreciation (depreciation) included in net increase in net assets resulting from operations for the period ended June 30, 2023, grouped by contract type and risk exposure category.
Derivative Type	Statement of Operations Location	Interest Rate Risk	Foreign Currency Risk	Equity Risk	Total
Change in Appreciation (Depreciation)
Purchased Options	Net Change in Unrealized Appreciation (Depreciation) on Investments	$—	$(1,499,042)	$148,710	$(1,350,332)
Written Options	Net Change in Unrealized Appreciation (Depreciation) on Option written	—	—	55,485	55,485
Swap Contracts	Net Change in Unrealized Appreciation (Depreciation) on Swap contracts	—	—	146,165	146,165
Forward Currency Contracts	Net Change in Unrealized Appreciation (Depreciation) on Forward currency contracts	—	2,129,177	—	2,129,177
Financial Futures Contracts	Net Change in Unrealized Appreciation (Depreciation) on Financial futures contracts	(776,990)	1,751,339	5,187,886	6,162,235
Total Change in Appreciation (Depreciation)		$(776,990)	$2,381,474	$5,538,246	$7,142,730
5.   Investment Advisory Agreement, Money Manager Agreements, and Other Transactions with Affiliates
TIP’s board has approved an investment advisory agreement for the fund with TAS. The fund pays TAS a monthly fee calculated by applying the annual rates set forth below to the fund’s average daily net assets for the month:
Assets
On the first $1 billion	0.25%
On the next $1 billion	0.23%
On the next $1 billion	0.20%
On the remainder (> $3 billion)	0.18%
Fees paid for such services paid to TAS by the fund are reflected as investment advisory fees on the Statement of Operations. As of June 30, 2023, $279,289 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
TAS provides certain administrative services to the fund under a services agreement. For these services, the fund pays a monthly fee calculated by applying an annual rate of 0.02% to the fund’s average daily net assets for the month. Fees for such services paid to TAS by the fund are reflected as administrative fees on the Statement of Operations. As of June 30, 2023, $23,198 remained payable and are included in investment advisory and administrative fees on the Statement of Assets and Liabilities.
TIP has designated an employee of TAS as its Chief Compliance Officer. For these services provided to TIP, which include the monitoring of TIP’s compliance program pursuant to Rule 38a-1 under the 1940 Act, TIP reimburses TAS. MAF pays a pro rata portion of such costs based on its share of TIP’s net assets. The costs for such services paid to TAS by the fund were $100,853 for the period ended June 30, 2023 and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2023, $11,276 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board, all of whom are considered “disinterested trustees” as defined in the 1940 Act, serve as volunteers and receive no fees or salary for their service as board members. The independent chair of the board received compensation of $19,836 from MAF for the period June 30, 2023 ended for service as independent chair. Fees paid for such services are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Operations. As of June 30, 2023, $9,836 remained payable and are included in Chief Compliance Officer’s costs and Trustee’s fees on the Statement of Assets and Liabilities.
TIP’s board has approved money manager agreements with each of the money managers. Certain money managers will receive fees based in whole or in part on performance of the money manager’s portfolio. Other money managers will receive management fees equal to a specified percentage per annum of the assets under management by such money manager with a single rate or on a descending scale. Money managers who provided services to the fund and their fee terms during the period ended June 30, 2023 were as follows:
Assets-Based Schedules [a] All paid Monthly
Money Manager/Strategy	Minimum	Maximum	Breakpoints
Amundi Pioneer Institutional Asset Management, Inc. – Beta	0.02%	0.03%	YES
Fundsmith, LLP	0.90%	—	NO
Green Court Capital Management Limited	0.60%	0.90%	YES

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
Blended Asset-Based and Performance-Based Fee Schedules [b]
Asset-Based Portion – All Paid Monthly				Performance-Based Portion – All Paid Annually (unless otherwise noted)
Money Manager/ Strategy	Minimum (a)	Maximum (a)	Breakpoints	Benchmark/Hurdle (b)	High Water Mark (or equivalent) (b)	Performance Fee	Performance Fee Cap (b)	Performance Measurement Period
AQR Capital Management – US	0.20%	—	—	Russell 1000 Total Return Index (net)	YES	14% (c)	—	Calendar Year
Centerbook Partners, LP	Blended rate between 1.15% and 0.25% (d)	1.15%	YES	MSCI All Country World Index	YES	10%-20% (c) (e)	—	Calendar Year, 50% deferred
Greenhouse Funds LLLP	0.50%	—	—	Russell 2000 Total Return Index	YES	20% (c)	—	12-month period ending June 30
Keel Capital AB	1.30%	—	—		YES	20% (c)	—	Calendar Year
Kopernik Global Investors, LLC	0.10%	—	—	MSCI All Country World Index (net)	YES	20% (c)	—	Calendar Year, 50% deferred
Mission Value Partners, LLC	0.50%	0.75%	YES	36 month blended hurdle of avg monthly change in Consumer Price Index x 12 + spread of 4% for months prior to April 1, 2019 and a flat 4.5%-5.5% thereafter	YES	10% (f)	1.00%	Rolling 36 months
NewGen Asset Management Limited	1.50%	—	—		YES	10% (c)	—	Calendar Year
Strategy Capital, LLC	Blended rate between 0.48% and 0.10% (g)	0.75%	YES	S&P 500 Index (net)	YES	10%-20% (c) (h)	—	Calendar Year
TB Alternative Assets Ltd	0.75%	—	—	Blend: 50% MSCI China Index and 50% CSI 300 Index	YES	15% (c)	—	Calendar year

(a)
Fee schedules are based on assets under management, irrespective of performance. The fee rate is applied to average net assets.

(b)
The performance-based portion of the fee schedule is generally based on a specified percentage of the amount by which the return generated by the money manager’s portfolio exceeds the return of the portfolio’s benchmark or a specified percentage of the net appreciation of the manager’s portfolio over a hurdle, in certain cases subject to a high water mark, a performance fee cap, or the recovery of prior years’ losses, if any. Total returns are generally computed over rolling time periods of varying lengths and are in most cases determined gross of fund expenses and fees, except custodian transaction charges and, in certain cases, the asset-based fee and/or performance-based fee applicable to the money manager’s account.

(c)
Performance-based fees earned on excess return (portfolio over benchmark or high water mark) expressed as a percentage of ending net assets for the performance period.

(d)
Asset based fee minimum rate is a blended rate between 1.15% and 0.25% based on manager assets as well as management contract year.

(e)
Performance-based fee earned on excess return and less the asset-based fee incurred during the performance period.

(f)
Performance-based fees earned on excess return (portfolio over benchmark) expressed as a percentage of average net assets.

(g)
Asset based fee minimum rate is a blended rate between 0.48% and 0.10% based on manager assets.

(h)
Performance fee rate based on average assets managed by Strategy Capital, LLC, excluding TIFF advised assets and assets of Strategy Capital, LLC and its affiliates.

Fees for such services paid to the individual money managers are reflected as money manager fees on the Statement of Operations. As of June 30, 2023, $945,040 remained payable and reflected as Money Manager fees on the Statement of Assets and Liabilities.
With respect to MAF’s investments in other registered investment companies, private investment funds, exchange-traded funds, and other acquired funds, MAF bears its ratable share of each such entity’s expenses, including its share of the management and performance fees, if any, charged by such entity through that entity’s NAV. MAF’s share of management and performance fees charged by such entities is in addition to fees paid by MAF to TAS and the money managers.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
6.   Fund Administration and Custody Agreement
Pursuant to a series of agreements, State Street Bank and Trust Company (“State Street”) earns a fee for providing core fund administration, fund accounting, domestic custody, and transfer agent services. Fees paid for non-core services rendered by State Street include, but are not limited to, foreign custody and transactional fees, which are based upon assets of the fund and/or on transactions entered into by the fund during the period, and out-of-pocket expenses. Fees for such services paid to State Street by the fund are reflected as fund administration and custody fees on the Statement of Operations. As of June 30, 2023, $226,893 remained payable and reflected as fund administration and custody fees on the Statement of Assets and Liabilities.
7.   Investment Transactions
Cost of investment securities purchased and proceeds from sales of investment securities, other than short-term investments, during the period ended June 30, 2023 were as follows:
	Purchases	Sales
Non-US Government Securities	$928,554,526	$971,661,398
US Government Securities	15,864,704	15,978,182
8.   Federal Tax Information
For federal income tax purposes, the cost of investments owned at June 30, 2023, has been estimated since the final tax characteristic cannot be determined until fiscal year end.
Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Tax Cost of Investments
$168,987,591	$(237,584,251)	$(68,596,660)	$1,361,206,503
The difference between the tax cost of investments and the cost of investments for GAAP purposes is primarily due to the tax treatment of wash sale losses, mark to market on derivatives, mark to market on passive foreign investment companies, partnerships, and tax adjustments related to holding offsetting positions such as constructive sales.
Dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.
The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of June 30, 2023.
9.   Repurchase and Reverse Repurchase Agreements
The fund will engage in repurchase and reverse repurchase transactions under the terms of master repurchase agreements with parties approved by TAS or the relevant money manager.
In a repurchase agreement, the fund buys securities from a counterparty (e.g., typically a member bank of the Federal Reserve system or a securities firm that is a primary or reporting dealer in US Government securities) with the agreement that the counterparty will repurchase them at the same price plus interest at a later date. In certain instances, the fund may enter into repurchase agreements with one counterparty, but face another counterparty at settlement. Repurchase agreements may be characterized as loans secured by the underlying securities. Such transactions afford an opportunity for the fund to earn a return on available cash at minimal market risk, although the fund may be subject to various delays and risks of loss if the counterparty becomes subject to a proceeding under the US Bankruptcy Code or is otherwise unable to meet its obligation to repurchase the securities. In transactions that are considered to be collateralized fully, the securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the repurchase price thereof, including accrued interest.
In a reverse repurchase agreement, the fund sells US Government securities and simultaneously agrees to repurchase them at an agreed-upon price and date. The difference between the amount the fund receives for the securities and the additional amount it pays on repurchase is deemed to be a payment of interest. Reverse repurchase agreements create leverage, a speculative factor, but will not be considered borrowings for the purposes of limitations on borrowings. When a fund enters into a reverse repurchase agreement, it must segregate on its or its custodian’s books cash and/or liquid securities in an amount equal to the amount of the fund’s obligation (cost) to repurchase the securities, including accrued interest.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The following table presents the fund’s repurchase agreements net of amounts available for offset and net of the related collateral received as of June 30, 2023:
Counterparty	Assets Subject to a Netting Provision or Similar Arrangement	Liabilities Available for Offset	Collateral Received*	Net Amount
Fixed Income Clearing Corp.	$98,750,896	$—	$(98,750,896)	$—
Total	$98,750,896	$—	$(98,750,896)	$—
* Excess of collateral received from the individual counterparty may not be shown for financial reporting purposes.
Please see Note 4, Derivatives and Other Financial Instruments, for further discussion of netting provisions and similar arrangements.
10.   Securities Lending
In order to earn additional income, the fund may engage in securities lending, subject to the limitations set forth in the 1940 Act and relevant guidance by the staff of the Securities and Exchange Commission (“SEC”). If the fund engages in securities lending, the Portfolio will lend through its custodian, currently State Street Bank and Trust Company (“State Street”), acting as securities lending agent on behalf of the fund. Under the current arrangement, State Street will manage the Portfolio’s collateral in accordance with the securities lending agency agreement between the fund and State Street and indemnify the fund against counterparty risk. The loans will be collateralized by cash (which may be invested in a money market fund) and/or non-cash collateral (which may include U.S. Treasury securities) at least equal at all times to the market value of the securities loaned. The fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned. The fund may also record a realized gain or loss on securities deemed sold due to a borrower’s inability to return securities on loan. The fund bears the risk of any loss on investment of cash collateral. The fund will receive compensation for lending its securities in the form of fees or it will retain a portion of interest earned on the investment of any cash collateral. The fund will also continue to receive interest and dividends on the securities loaned and any gain or loss in the market price of the securities loaned that may occur during the term of the loan will be for the account of the fund. Income earned from securities lending activities, if any, is reflected in the Statement of Operations. As of June 30, 2023, the fund had securities on loan with an aggregate market value of $41,394,359; the total market value of collateral held by the fund was $43,268,945. The market value of the collateral held included non-cash collateral, in the form of U.S. Treasury securities, with a value of $36,722,630 and cash collateral, which was invested into the State Street Navigator Securities Lending Government Money Market Portfolio, with a value of $6,546,316.
11.   Capital Share Transactions
While there are no sales commissions (loads) or 12b-1 fees, MAF previously assessed entry and exit fees on capital invested or redeemed. These fees, which were paid to the fund directly, not to TAS or other vendors supplying services to the fund, were designed, in part, to protect non-transacting members from bearing the transaction costs, including market impacts, that could arise from a transacting member’s purchases, exchanges, and redemptions of MAF shares. These fees were originally designed to encourage investment only by members with a long-term investment horizon. Further, they were designed to discourage market timing or other inappropriate short-term trading by members. Based upon observed member purchase and redemption activity over many years, TAS and the TIP Board members determined that the entry and exit fees for MAF are no longer necessary to encourage investment only by members with a long-term investment horizon or to discourage market timing or other inappropriate short-term trading by members. Effective December 1, 2021, the entry and exit fees for MAF were eliminated entirely.
12.   Concentration of Risks
MAF may engage in transactions with counterparties, including but not limited to repurchase and reverse repurchase agreements, forward contracts, futures and options, and total return, credit default, interest rate, and currency swaps. The fund may be subject to various delays and risks of loss if the counterparty becomes insolvent or is otherwise unable to meet its obligations.
The fund engages multiple external money managers, each of which manages a portion of the fund’s assets. A multi-manager fund entails the risk, among others, that the advisor may not be able to (1) identify and retain money managers who achieve superior investment returns relative to similar investments; (2) combine money managers in the fund such that their investment styles are complementary; or (3) allocate cash among the money managers to enhance returns and reduce volatility or risk of loss relative to a fund with a single manager.

Multi-Asset
TIFF Multi-Asset Fund / Notes to Financial Statements (Unaudited)	June 30, 2023
The fund invests in private investment funds that entail liquidity risk to the extent they are difficult to sell or convert to cash quickly at favorable prices.
The fund invests in fixed income securities issued by banks and other financial companies, the market values of which may change in response to interest rate fluctuations. Although the fund generally maintains a diversified portfolio, the ability of the issuers of the fund’s portfolio securities to meet their obligations may be affected by changing business and economic conditions in a specific industry, state, or region.
The fund invests in US Government securities. Because of the rising US Government debt burden, it is possible that the US Government may not be able to meet its financial obligations or that securities issued or backed by the US Government may experience credit downgrades. Such a credit event may adversely affect the financial markets.
The fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the US, a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.
The fund invests in small capitalization stocks. These investments may entail different risks than larger capitalizations stocks, including potentially lesser degrees of liquidity.
The fund may engage in short sales in which it sells a security it does not own. To complete such a transaction, the fund must borrow or otherwise obtain the security to make delivery to the buyer. The fund then is obligated to replace the borrowed security by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the fund. The fund’s investment performance will suffer if a security that it has sold short appreciates in value.
13.   Indemnifications
In the normal course of business, the fund enters into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.
14.   Subsequent Events
Management has evaluated the possibility of subsequent events and has determined that there are no material events that would require disclosure.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Additional Information (Unaudited)
Proxy Voting Policy and Voting Record
A description of the policies and procedures that TIP uses to determine how to vote proxies relating to portfolio securities is available on TIFF’s website at http://www.tiff.org and without charge, upon request, by calling 800-984-0084. This information is also available on the website of the US Securities and Exchange Commission (“SEC”) at http://www.sec.gov. Information regarding how the funds voted proxies relating to portfolio securities during the most recent 12-month year ended June 30 is also available on the websites noted above and without charge, upon request, by calling 800-984-0084.
Quarterly Reporting
TIP files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. TIP’s Form N-PORT report is available on the website of the SEC at http://www.sec.gov.
Liquidity Risk Management Program
Pursuant to Rule 22e-4 under the 1940 Act, TIP has adopted a liquidity risk management program. Dr. Oliver Bardon has been designated by the Board to administer TIP’s liquidity risk management program. The program’s principal objectives include assessing, managing and periodically reviewing the Fund’s liquidity risk, based on factors specific to the circumstances of the fund. Liquidity risk is defined as the risk that a Fund could not meet redemption requests without significant dilution of remaining investors’ interests in the Fund.
In March 2023, Dr. Bardon provided the Board with a report addressing the operation of the program and assessing its adequacy and effectiveness of implementation for the 2022 calendar year. Dr. Bardon noted in his report that there had not been any market- or industry-wide developments, or any changes to the Fund’s operations or other Fund-specific circumstances (including unusual redemption patterns), during the period 12/31/21 through 12/31/22 that altered the liquidity risk profile of the Fund. Dr. Bardon also noted that he has added two additional analyses to determine assumed redemptionìize. Dr. Bardon concluded in his report that the program is reasonably designed to assess and manage the Fund’s liquidity risk.
Based upon Dr. Bardon’s report to the Board, the Fund’s liquidity risk management program supported the Fund’s ability to honor redemption requests timely over the past year, including during periods of market volatility and net redemptions. Theérogram operated adequately and as expected over the past year and the implementation of the program was effective in managing the Fund’s liquidity risk.
There can be no assurance that the Fund’s liquidity risk management program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Approval of Money Manager Agreements (Unaudited)
Approval of New Money Manager Greenhouse Funds LLLP
During an in-person meeting held on March 7, 2023 (the “March Meeting”), the board of trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), evaluated and approved a money manager agreement between TIP and Greenhouse Funds LLLP (“Greenhouse”), a new money manager proposed to manage assets on behalf of TIFF Multi-Asset Fund (“Multi-Asset Fund”).
During the March Meeting, the Board evaluated and approved the money manager agreement for Multi-Asset Fund with a new money manager, Greenhouse (the “Greenhouse Agreement”). In this regard, the Board requested and considered a wide range of information from Greenhouse and TIFF Advisory Services, Inc. (“TAS”), the investment advisor to Multi-Asset Fund, in advance of the March Meeting, and at the March Meeting the Trustees reviewed this information with TAS staff and separately in executive session with the Trustees’ independent legal counsel. Among other matters, the Board considered information regarding Greenhouse’s history, personnel and services, investment strategies and philosophies and portfolio management, including the experience of Greenhouse’s investment personnel. The Board also considered Greenhouse’s potential portfolio holdings, fees and expenses, and information detailing the performance and back-testing of Greenhouse’s investment strategies. The Board noted that the proposed management fee for the investment strategy to be implemented by Greenhouse on behalf of Multi-Asset Fund included a performance fee that aligned Greenhouse’s interests with those of Multi-Asset Fund. Information about Greenhouse’s proposed brokerage practices was also provided. In addition, the Board considered information with respect to the compliance and administration of Greenhouse, including, but not limited to, its code of ethics and business continuity procedures, as well as information concerning any material violations of such compliance programs, the background of the individual serving as the chief compliance officer, and disclosure about regulatory examinations or other inquiries and litigation proceedings affecting Greenhouse.
The Board also considered a memorandum from its independent counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Greenhouse Agreement. The Board also reviewed Greenhouse’s responses to a questionnaire prepared by the Trustees’ independent counsel requesting information necessary for the Trustees’ evaluation of the Greenhouse Agreement. In addition, during the March Meeting, TAS staff (1) reviewed the process undertaken and due diligence performed in assessing Greenhouse as a possible money manager for Multi-Asset Fund, and (2) responded to additional questions from the Board regarding, among other things, Greenhouse’s operating structure and compliance program, including information about Greenhouse’s operational and compliance staffing and the level of resources dedicated to Greenhouse’s compliance functions.
The Board also considered a number of additional factors in evaluating the Greenhouse Agreement. The Board considered the advisory services Greenhouse was expected to provide to Multi-Asset Fund; the investment risks presented by the investment strategy that Greenhouse intended to employ; the potential benefits of including Greenhouse as a money manager to Multi-Asset Fund; operational matters and additional costs related to the implementation of Greenhouse’s investment strategies and related risks, and other information deemed relevant.
The Board concluded that, overall, it was satisfied with the nature, quality, and extent of the services expected to be provided by Greenhouse. The Board did not specifically consider the profitability or expected profitability of Greenhouse resulting from its relationship with Multi-Asset Fund because Greenhouse is not affiliated with TAS or TIP, except by virtue of serving as a money manager to Multi-Asset Fund, and the fees to be paid to Greenhouse were negotiated on an arm’s-length basis in a competitive marketplace.
The Board based its evaluation on the material factors presented to it at the March Meeting and discussed above, including: (1) the terms of the Greenhouse Agreement; (2) the reasonableness of the money manager’s fees in light of the nature and quality of the services expected to be provided and any additional benefits expected to be received by Greenhouse in connection with providing services to Multi-Asset Fund in the future; (3) the nature, quality, and extent of the services expected to be performed by Greenhouse; and (4) the nature and expected effects of adding Greenhouse as a money manager to Multi-Asset Fund.
After carefully considering the information summarized above and all factors deemed to be relevant, the Board unanimously voted to approve the Greenhouse Agreement. Prior to a vote being taken, the Board met separately in executive session to discuss the appropriateness of the Greenhouse Agreement and other considerations.
In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the consideration of investment advisory contracts. The Trustees concluded that the Greenhouse Agreement was

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
reasonable, fair, and in the best interests of Multi-Asset Fund and its members, and that the fees provided in the Greenhouse Agreement were fair and reasonable. In arriving at its decision to approve the Greenhouse Agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward future long-term considerations.
Annual Money Manager Agreement Approvals
During a meeting held on June 6, 2023, the Board of Trustees of TIFF Investment Program (“TIP”), all of whom are not “interested persons” of TIP (the “Board” or “Trustees”), as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”), conducted its annual review (the “Annual Review”) of the investment advisory agreement between TIFF Multi-Asset Fund (“Multi-Asset Fund” or “MAF”) and TIFF Advisory Services, Inc. (“TAS”) (the “Investment Advisory Agreement”), the investment advisor to Multi-Asset Fund, as well as the money manager agreements between Multi-Asset Fund and its money managers (as sub-advisors) (“Money Manager Agreements”).1 The Investment Advisory Agreement and the Money Manager Agreements are collectively referred to herein as “Advisory Agreements,” and Multi-Asset Fund may be referred to individually as the “Fund.”
With respect to its consideration of these matters, the Board requested and received information from TAS and the money managers in advance of the meeting, which the Trustees reviewed separately in executive sessions with their independent legal counsel at the meeting. The materials provided included information regarding personnel and services, investment process and strategies, portfolio management, fees and expenses, performance, and, with respect to TAS, its profitability and process to select, monitor and oversee the money managers. Information about brokerage practices was also supplied, including allocation methodologies, best execution, commission rates, and soft dollar arrangements. Information with respect to compliance, administration, and risk management was supplied, such as information on TAS’s and the money managers’ compliance programs, including codes of ethics and business continuity procedures, as well as information concerning any material violations of such programs, chief compliance officer backgrounds, disclosure about regulatory examinations or other inquiries, and litigation proceedings affecting TAS or the money managers.
In addition, the Board considered the following: (1) a memorandum from the Board’s independent legal counsel setting forth the Board’s fiduciary duties and responsibilities under the 1940 Act and applicable state law and the factors the Board should consider in its evaluation of the Advisory Agreements and the Distribution Agreement; (2) responses submitted by TAS and each money manager to questionnaires prepared by the Board’s independent legal counsel requesting information necessary for the Trustees’ evaluation of the Advisory Agreements; (3) a report prepared by Broadridge, an independent provider of investment company data, comparing the performance of Multi-Asset Fund to the performance of its applicable peer groups, and comparing the Multi-Asset Fund’s advisory fees and total expenses to those of its peer groups; (4) additional information from TAS regarding the fees charged by TAS to Multi-Asset Fund and to certain other private funds managed by TAS; (5) a report detailing Multi-Asset Fund assets under management, effective fee rates and fees paid to each money manager in 2022, and similar information for TAS; (6) a report of the ten brokers receiving the highest aggregate brokerage commissions by manager for the year ended December 31, 2022; (7) certain financial information about TAS, including its audited financial statements for the year ended December 31, 2022; and (8) the direct and indirect benefits that accrue to TAS and its affiliates, and to the money managers, from their relationships with Multi-Asset Fund, which include fees paid to TAS by Multi-Asset Fund for TAS to perform certain administrative and other services for Multi-Asset Fund.
While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. In each case, the Board concluded that Multi-Asset Fund’s performance was acceptable and that Multi-Asset Fund’s advisory fees and total expenses were reasonable in light of the quality and nature of services provided.
Nature, Extent, and Quality of Services
The Board considered a number of factors in evaluating TAS and the money managers in connection with the Annual Review. The Board noted that it receives information at regular meetings throughout the year related to the services rendered by TAS and the money managers, as well as Multi-Asset Fund’s performance, expenses, and compliance information. It also noted that it receives information between regular meetings as the need arises. The Board’s evaluation of the services provided by TAS and the money managers took into account the Trustees’ knowledge and familiarity gained as Board members, including the scope and quality of TAS’s investment management capabilities in selecting money managers, allocating Multi-Asset Fund’s assets across money managers and asset classes, managing certain asset types in-house (e.g., Treasuries, futures contracts, swaps, and other instruments), and its compliance responsibilities.

1 The money managers that the Board considered for renewal are: Amundi Asset Management US, Inc.; AQR Capital Management, LLC; CenterBook Partners LP; Fundsmith, LLP; Green Court Capital Management Limited; Keel Capital AB; Kopernik Global Investors, LLC; Mission Value Partners, LLC; NewGen Asset Management Limited; Strategy Capital, LLC; and TB Alternative Assets Ltd.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
The Board also considered each money manager’s skills and experience in managing the underlying portfolios given the amount of assets and particular universe of asset types available to the manager, its trading acumen, its performance tendencies in various market cycles, and its process for risk monitoring and management. The Board considered reports from TAS regarding the operations of certain money managers, the performance and investment strategies of certain money managers in light of current market conditions, as well as the role that each money manager plays in Multi-Asset Fund’s portfolio. The Board concluded that, overall, it was satisfied with the nature, extent, and quality of the services provided under the Advisory Agreements by TAS and each of the money managers.
Profitability
In addition, the Board considered the profitability of TAS as the investment advisor and its financial condition and stability moving forward. The Board did not specifically consider the profitability of each money manager resulting from its relationship with Multi-Asset Fund because none of the money managers are affiliated with TAS or Multi-Asset Fund except by virtue of serving as a money manager, and the fees paid to each money manager by TIP were negotiated on an arm’s-length basis in a competitive marketplace.
TIFF Multi-Asset Fund Performance, Fees, and Expenses
Multi-Asset Fund operates on a “multi-manager” basis, which means that its assets are divided into multiple segments and those segments are managed by different investment management firms as money managers to Multi-Asset Fund. In addition, TAS manages a portion of Multi-Asset Fund’s assets directly and is also responsible for determining the appropriate manner in which to allocate assets among money managers. There is no pre-specified target allocation of assets to any particular money manager. Each money manager manages one or more segments of Multi-Asset Fund pursuant to a money manager agreement between the money manager and TIP, on behalf of Multi-Asset Fund. Multi-Asset Fund also invests a portion of its assets in other investment funds (which are sometimes referred to as “underlying funds” or “acquired funds”), such as exchange-traded funds, open-end mutual funds, and private investment funds, such as hedge funds. As an investor in an acquired fund, Multi-Asset Fund bears its ratable share of expenses, including advisory and administration fees and other fees, of the acquired fund. Such fees and expenses are referred to as “underlying fund expenses” and represent the approximate fees and expenses indirectly incurred by Multi-Asset Fund as a result of its investments in acquired funds.
Money Managers Under Consideration and Performance Benchmarks Reviewed:
Amundi Asset Management US, Inc.
Bloomberg Barclays US Government Inflation-Linked Bond Index (US Treasury obligations, including TIPS, mandate)
AQR Capital Management, LLC
Russell 1000
CenterBook Partners LP
MSCI ACWI 100% USD Hedged
Fundsmith, LLP
MSCI World Index
Green Court Capital Management Limited
CSI 300 Index
Keel Capital AB
HFRI Equity Hedge
Kopernik Global Investors, LLC
MSCI All Country World Index
Mission Value Partners, LLC
US CPI Urban Consumers Index plus a specified spread
70% MSCI Japan Index/30% World Index
NewGen Asset Management Limited
HFRI Equity Hedge
Strategy Capital, LLC
S&P 500 Index
TB Alternative Assets Ltd.
50% MSCI China Index/50% CSI 300 Index

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
The Board reviewed various comparative data provided to it in connection with its consideration of the renewal of the Advisory Agreements, including, among other information, a comparison of Multi-Asset Fund’s total return with three self-selected benchmarks and with that of other mutual funds deemed to be in its peer group and peer universe by Broadridge.
In particular, the Board reviewed Multi-Asset Fund’s performance against its benchmarks (the three self-selected benchmarks were MAF’s Strategic Asset Allocation (the “MAF SAA”)2, based on the normal allocation to each asset class, the 65/35 Mix3, and the Consumer Price Index (“CPI”) + 5% per annum), and a Broadridge peer universe. The Broadridge peer universe consisted of Multi-Asset Fund and all retail and institutional flexible portfolio funds as classified by Broadridge (the “Broadridge MAF peer universe”). The Board considered TAS’s implementation of Multi-Asset Fund’s investment strategy across multiple asset classes and money managers. Multi-Asset Fund’s returns lagged the MAF SAA for the three-, five-, and ten-year periods ended March 31, 2023, but exceeded the MAF SAA for the one-year period ended March 31, 2023. Multi-Asset Fund’s returns exceeded the 65/35 Mix for the one-, three-year and since inception periods ended March 31, 2023, and lagged the 65/35 Mix for the five-, and ten-year periods ended March 31, 2023. Multi-Asset Fund’s returns exceeded the CPI + 5% benchmark for the three-year period ended March 31, 2023, and lagged it for the one-, five- and ten-year periods ended March 31, 2023. Multi-Asset Fund’s returns exceeded the average of the Broadridge MAF peer universe for the one-, three-, five- and ten-year periods ended March 31, 2023.
The Board also reviewed the fees and expenses of Multi-Asset Fund against an expense peer group provided by Broadridge. This expense peer group (the “MAF expense peer group”) consisted of Multi-Asset Fund and up to thirteen other institutional flexible portfolio funds as classified by Broadridge. The actual advisory fees of Multi-Asset Fund were above the median advisory fees of the MAF expense peer group for the latest fiscal year. The Trustees noted that MAF makes substantial use of performance-based fee arrangements with the money managers, which can lead to higher advisory fees when money managers perform well. The total expenses of Multi-Asset Fund, including and excluding the underlying fund expenses, exceeded the median of the MAF expense peer group for the latest fiscal year. The Board noted that, because the acquired funds in which Multi-Asset Fund invests typically use performance-based fee arrangements, the underlying fund expenses will tend to be higher when the acquired funds perform well; and further, that most of the other funds in the MAF expense peer group do not invest in acquired funds to the same degree as MAF, and, therefore, do not incur the same level of underlying fund expenses. The Board took into consideration management’s discussion of the acquired funds’ contributions to MAF’s overall performance and the role such funds play in MAF’s portfolio, as well as management’s view that these factors offset the higher fees and expenses resulting from such investments.
The Board reviewed and discussed TAS’s fee schedule and the fee schedules of the money managers, noting that TAS’s fee schedule included breakpoints and that each of the money managers had an asset-based fee arrangement or a fee arrangement which included a combination of both an asset-based fee and a performance-based fee. The Board assessed the extent to which Multi-Asset Fund enjoyed economies of scale resulting from the fee structures provided by TAS and by each of the money managers, noting that certain money managers’ asset-based fee schedules did not include breakpoints, but their fee schedules were consistent with the fee schedules such managers had in place with, or offered to, other clients having substantially similar investment mandates. Further, with respect to those money managers that received performance-based fees, the Board felt that such fee schedules appropriately aligned the money managers’ interests with those of Multi-Asset Fund’s members. As part of its analysis, the Board also considered the fees charged by TAS to MAF and certain other private funds managed by TAS.
Additionally, the Board considered the direct and indirect benefits that accrue to certain money managers as a result of their use of brokerage commissions paid by MAF, with respect to portfolio transactions undertaken by such money managers, to obtain research products and services.
Consideration of Kopernik Amendment
The Board noted that in addition to considering the renewal of Kopernik’s current money manager agreement for another year, it was also being asked to consider the Kopernik Amendment, the purpose of which was to make certain clarifying changes in the fee schedule of the current agreement. The Board noted that otherwise the terms of Kopernik’s current money market agreement remained unchanged as reviewed as part of the Annual Review. The Board also noted that Kopernik’s fees have been calculated and paid correctly to date. The Board considered the materials provided by TAS discussing the changes in the Kopernik Amendment and their potential impact, and noted that the revised fee schedule will not result in Kopernik

2 MAF’s SAA is comprised of 65% Equity-Oriented Assets, 20% Diversifying Strategies and 15% Fixed Income, with corresponding benchmark indices representing each category.
3 The 65/35 Mix is comprised of 65% MSCI All Country World Index and 35% Bloomberg US Aggregate Bond Index.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
receiving higher management or performance fees from MAF than would have been payable under the current fee schedule. The Board also noted that the TAS materials included confirmation from Kopernik that the change to the fee schedule would not result in any changes to the nature, quality, or extent of investment advisory services to be provided to Multi-Asset Fund by Kopernik.
Results of Review of Advisory Agreements
After considering responses from TAS and each money manager to the questionnaire prepared on behalf of the Board and further discussion, the Board voted to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year with respect to Multi-Asset Fund. The Board also unanimously voted to approve the Kopernik Amendment. The Board based its evaluation on the material factors presented to it and discussed herein, including: (1) the terms of the agreements; (2) the reasonableness of the advisory and money manager fees in light of the nature and quality of the advisory services provided and any additional benefits received by TAS or the money managers, as applicable, in connection with providing services to Multi-Asset Fund; (3) the nature, quality, and extent of the services performed by TAS and each of the money managers, as well as the cost to TAS of providing such services; (4) the contribution of each money manager toward the overall performance of Multi-Asset Fund; (5) the fees charged by TAS and each of the money managers; and (6) the overall organization and experience of TAS and each of the money managers. Prior to a vote being taken to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements, including the Kopernik Amendment, the Trustees met separately in executive session to discuss the appropriateness of the agreements and other considerations. In their deliberations with respect to these matters, the Trustees were advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to the review of investment advisory contracts. The Trustees concluded that the Advisory Agreements were reasonable, fair, and in the best interests of Multi-Asset Fund, and that the fees set forth in the agreements were fair and reasonable. In reaching its conclusion to approve the continuance of the Investment Advisory Agreement and the Money Manager Agreements for another year, and the Kopernik Amendment, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.
Approval of New Advisory Agreement with TIFF Advisory Services, LLC (“TAS LLC”)
At a board meeting held on June 6, 2023, TAS proposed to the TIP Board that the TIP Board approve and recommend to members that they approve a new advisory agreement between TIP, on behalf of the Fund, and TAS LLC (the “New Advisory Agreement”). The need for the New Advisory Agreement resulted from the intent of TAS to convert TAS from a Delaware non-stock corporation to an employee-owned public benefit limited liability company, organized under Delaware law (the “Reorganization”), thereby resulting in the “assignment” of TAS’s current advisory agreement with the Fund (the “Current Advisory Agreement”) under the 1940 Act. Because the 1940 Act also requires that the Current Advisory Agreement provide for its automatic termination in the event of its assignment, TAS proposed the New Advisory Agreement as part of the implementation of the Reorganization.
The Board met on May 25, 2023 and on June 6, 2023 to discuss the proposed Reorganization and to consider the New Advisory Agreement. At its June 6, 2023 meeting, the Board also considered the annual renewal of the Current Advisory Agreement. As part of its consideration of the New Advisory Agreement, in addition to the information and considerations detailed below, the Board also considered the information from TAS and independent sources provided in connection with the Board’s annual consideration of the Current Advisory Agreement, and noted that as part of that annual consideration, the Board reached the following relevant conclusions, among others, with respect to its determination to renew the Current Advisory Agreement for another year: (i) that the Fund’s performance was acceptable and that the Fund’s advisory fees and total expenses were reasonable in light of the quality and nature of services provided; (ii) overall, the Board was satisfied with the nature, extent, and quality of the services provided by TAS under the Current Advisory Agreement; and (iii) the Current Advisory Agreement was reasonable, fair, and in the best interests of the Fund, and that the fees set forth in the agreement were fair and reasonable.
With respect to its specific consideration of the New Advisory Agreement, the Board requested and received information from TAS in advance of the May 25, 2023 and June 6, 2023 Board meetings, which the Trustees reviewed separately in executive sessions with their independent legal counsel at each meeting. The information provided included information regarding the following matters and considerations: (1) the terms of the New Advisory Agreement; (2) TAS’ reasons for undertaking the proposed Reorganization and for recommending a New Advisory Agreement; (3) the potential impact of the Reorganization, given its structure, on TAS LLC’s expected operations and the Fund’s current operations; (4) the extent to which key personnel providing services to the Fund will be impacted as a result of the Reorganization; (5) TAS LLC’s expected resources, stability,

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
ownership, and plans going forward after the Reorganization; (6) the extent of the contemplated continuing involvement of the Fund’s current service providers after the Reorganization; and (7) sources of actual or potential conflicts of interest between the Fund and TAS LLC as a result of the Reorganization.
While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decisions. The Board noted that the terms of the New Advisory Agreement, including TAS LLC’s obligations and responsibilities under the agreement and the fees payable to TAS LLC, are substantially identical to the terms of the Current Advisory Agreement, and TAS’s representation that the Reorganization and New Advisory Agreement (i) will not result in any change to the nature, extent or quality of services that TAS LLC will provide to the Fund under the New Advisory Agreement and (ii) will not impose an ‘unfair burden’ on the Fund, as that term is utilized and defined in Section 15(f) of the 1940 Act. Moreover, the Board noted that TAS LLC intends to provide its clients, including the Fund, voluntary fee waivers going forward. In this regard, the Board noted that the amount and timing of any such fee waivers has not been determined, and such fee waivers, if provided, may not be material. The Board also noted TAS’s representation that it and TAS LLC have no plans to change the manner in which the Fund is currently managed, operated, marketed, or distributed as a result of the Reorganization, and TAS’s expectation that the key personnel providing services to the Fund, including the Fund’s portfolio managers and unaffiliated money managers, will not change as a result of the Reorganization, nor will the Reorganization result in a change to any of the Fund’s other service providers. The Board also noted TAS’s belief that by offering equity interests to key employees as part of the Reorganization, TAS will remain competitive in attracting top talent, minimizing employee turnover, and aligning the interests of its employee owners with those of the firm’s clients. Further, the Board took into account the current profitability of TAS as the investment advisor to the Fund, and TAS LLC’s expected profitability moving forward, and noted TAS’s belief that (i) TAS LLC’s financial condition and stability would be strengthened as a result of the Reorganization and (ii) there are no anticipated changes in the economies of scale applicable to TAS LLC’s provision of services to the Fund as a result of the Reorganization. Finally, the Board noted that no costs related to considering and implementing the Reorganization and New Advisory Agreement will be paid by the Fund.
After considering the information provide by TAS with respect to the Reorganization, TAS LLC and the New Advisory Agreement, the Board voted to approve the New Investment Advisory Agreement. The Board based its evaluation on the material factors presented to it and discussed above, including: (i) the terms of the New Advisory Agreement; (ii) the reasonableness of the advisory fees in light of the nature and quality of the advisory services expected to be provided and any additional benefits to be received by TAS in connection with providing services to the Fund; (iii) the nature, quality, and extent of the services performed by TAS and to be performed by TAS LLC, as well as the cost to TAS, and expected cost to TAS LLC, of providing such services; (iv) the fees to be charged by TAS LLC; and (v) the overall organization and experience of TAS.
Prior to a vote being taken to approve the New Advisory Agreement, the Board met separately in executive session to discuss the appropriateness of the agreement and other considerations. In their deliberations with respect to these matters, the Board was advised by their independent legal counsel. The Trustees weighed the foregoing matters in light of the advice given to them by their independent legal counsel as to the law applicable to their consideration and review of the New Advisory Agreement. The Board concluded that the New Advisory Agreement was reasonable, fair, and in the best interests of the Fund, and that the fees set forth in the agreement were fair and reasonable. In reaching its conclusion to approve the New Advisory Agreement, the Board did not single out any one factor or group of factors as being more important than the other factors, but considered all of these factors together with a view toward past and future long-term considerations.

Multi-Asset
TIFF Multi-Asset Fund	June 30, 2023
Index Descriptions
65/35 Mix, calculated by TAS, consists of 65% MSCI All Country World Index and 35% Bloomberg Barclays US Aggregate Bond Index. Weights are rebalanced by TAS at each month-end; those from July 1, 2009, through December 31, 2015, reflected quarter-end rebalancing.
Bloomberg Barclays US Aggregate Bond Index.   The Bloomberg Barclays US Aggregate Bond Index covers the US dollar- denominated, investment grade, fixed-rate, taxable bond market. The index includes bonds from the Treasury, Government- Related, Corporate, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS, and CMBS sectors. This index is a component of the US Universal index in its entirety.
Consumer Price Index + 5% per annum is based on the Consumer Price Index-All Urban Consumers (CPI- U), a widely recognized measure of US inflation that represents changes in the prices paid by consumers for a representative basket of goods and services. CPI + 5% per annum was selected as the primary benchmark for TIFF Multi-Asset Fund because, in the opinion of TIP’s directors, it reflects the two-fold objectives of maintaining an endowment’s purchasing power (i.e., keeping pace with inflation) while complying with the 5% payout requirement to which most TIFF members are subject.
CSI 300 Index tracks 300 stocks traded in the Shanghai and Shenzhen stock exchanges.
HFRI Fund of Funds Composite Index is an equal-weighted index reporting returns (net of all fees) of participating hedge funds of funds. A fund of funds may allocate its assets to numerous managers within a single strategy, or to numerous managers in multiple strategies.
MSCI All Country World IndexSM is a free-float adjusted market capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. Unlike certain other broad-based indices, the number of stocks included in the MSCI All Country World Index is not fixed and may vary to enable the index to continue to reflect the primary home markets of the constituent countries. MSCI All Country World Index returns include reinvested dividends, gross of foreign withholding taxes through December 31, 2000 and net of foreign withholding tax thereafter.
MSCI China Index tracks large and mid-cap segments of the China equity universe across China H shares, B shares, P chips, and foreign listings and is comprised of 150 constituents.
MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets. As of January 31, 2023, the Index consisted of the following 23 developed market countries: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom, and the United States.
Russell 1000 Index tracks the largest 1,000 US companies.
Russell 2000 Index (Russell 2000 Total Return Index) is a market capitalization weighted index that measures the performance of the small-cap segment of the US equity universe. The index is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership.
S&P 500 Index (S&P 500 Total Return Index) includes 500 companies in leading industries of the US economy, capturing 75% coverage of US equities. The S&P 500 Index is maintained by the S&P Index Committee, based on published guidelines governing additions to and removal from the index. Criteria for index additions include US companies, market capitalization in excess of $4 billion, public float, financial viability, adequate liquidity and reasonable price, sector representation, and company type. Criteria for index removals include violating or no longer meeting one or more criteria for index inclusion.

Governance
Trustees and Principal Officers (Unaudited)
The board of TIP comprises current or former senior officers of leading endowments and foundations. Among the responsibilities of the board are approving the selection of the investment advisor and money managers for TIP; monitoring fund operations, performance, and costs; reviewing contracts; nominating and selecting new trustees; and electing TIP officers.
Each trustee serves the fund until his or her termination, or until the trustee’s retirement, resignation, or death, or otherwise as specified in TIP’s Agreement and Declaration of Trust. The table on these two pages shows information for each trustee and executive officer of the fund. The mailing address of the trustees and officers is 170 N. Radnor Chester Road, Suite 300, Radnor, PA, 19087.
The Statement of Additional Information has additional information regarding the board. A copy is available upon request without charge by calling 800-984-0084. This information is also available on the website of the SEC at http://www.sec.gov.
Independent Trustees
William F. McCalpin
Born 1957 Trustee since February 2008 Board Chair since 2008 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Executive Officer, muun chi LLC, an organic food business (2022 – present); independent consultant (2019 – present); Chair of the Board of Trustees of The Janus Henderson Funds (2008 – 2022); Trustee of The Janus Henderson Funds (2002 – present) (oversees 50 portfolios). Formerly, Chief Operating Officer, muun chi LLC (2020 – 2022); Managing Partner, Impact Investments, Athena Capital Advisors, LLC, an independent, registered advisor (2016 – 2019); Managing Director, Holos Consulting LLC, a consultant to foundations and non-profit organizations (2009 – 2016); and Executive Vice President and Chief Operating Officer of the Rockefeller Brothers Fund (a private family foundation, 1998 – 2006).
Other Directorships: Formerly, Director of F.B. Heron Foundation (2006 – 2022); formerly, Director of Mutual Fund Directors Forum (2016 – 2021).

Mark L. Baumgartner
Born 1969 Trustee since September 2016 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Investment Officer, Carnegie Corporation of New York, a private grant-making foundation (2020 – present). Previously, Chief Investment Officer, Institute for Advanced Study, a private, independent academic institution (2014 – 2020).
Other Directorships: YMCA Retirement Fund; Scientific Technologies Ltd.

Jennifer E. Deger
Born 1967 Trustee since January 2022 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Director of Finance and Global Controller, Bill & Melinda Gates Foundation, a private grant-making foundation (2006 – present).
Other Directorships: Foundation Finance Officers Group.

Mai-Anh Fox
Born 1970 Trustee since September 2020 1 fund overseen
Principal Occupation(s) During the Past Five Years:
Chief Financial Officer, The Ford Foundation, an independent, non-profit grant-making organization (2010 – present).
Other Directorships: Proteus Fund, Inc.; Council on Foundations; Not-for-Profit Advisory Committee, Financial Accounting Standards Board (FASB).

Governance
Trustees and Principal Officers (Unaudited)
Principal Officers

Clarence Kane Brenan
Born 1968 CEO since July 2020
Principal Occupation(s) During the Past Five Years:
CEO, TIFF Advisory Services, Inc. (July 2020 – present) ; President, TIFF Investment Program (July 2020 – March 2021). Partner, Global Head, and Co- CIO of the Global Portfolio Solutions (GPS) group, among other positions, Goldman Sachs (1998 – 2020).

Jay L. Willoughby
Born 1958 Chief Investment Officer since October 2015	Principal Occupation(s) During the Past Five Years: Chief Investment Officer, TIFF Advisory Services, Inc. (2015 – present).
Katherine M. Billings
Born 1980 CFO and Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Treasurer, TIFF Advisory Services, Inc. (2017 – present); Director, among other positions, PricewaterhouseCoopers, LLP (2002 – 2017).

Lisa L.B. Matson
Born 1970 Vice President since December 2020
Principal Occupation(s) During the Past Five Years:
General Counsel, Vice President and Secretary, TIFF Advisory Services, Inc. (2020 – present) ; Vice President, TIFF Investment Program
(December 2020 − present). General Counsel, Chief Legal Officer, and Senior Partner, Penn Capital Management Company, Inc. (2014 – 2020).

Zane T. Hamid
Born 1981 Vice President since December 2017	Principal Occupation(s) During the Past Five Years: Vice President and Head of Fund Operations (2017 – present) and Deputy Head of Fund Operations (2013 – 2017), TIFF Advisory Services, Inc..
Christian A. Szautner
Born 1972 CCO since July 2008; Vice President, Secretary, and Chief Legal Officer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President, Chief Compliance Officer, Anti-Money Laundering Officer; Assistant Secretary (2017 – present); General Counsel — Regulatory
(2017 − 2021), TIFF Advisory Services, Inc.

Robert J. Zion
Born 1961 President since March 2021; Assistant Treasurer since July 2017
Principal Occupation(s) During the Past Five Years:
Vice President and Chief Operating Officer, TIFF Advisory Services, Inc. (March 2017 – present); President and Assistant Treasurer, TIFF Investment Program (March 2021 – present); Vice President, TIFF Investment Program (March 2017 – March 2021). Chief Operating Officer, among other positions, Hirtle Callaghan & Co. (1991 – 2017).

TIFF Investment Program
MONEY MANAGERS AND ACQUIRED FUND (“AF”) MANAGERS
TIFF Multi-Asset Fund
Amundi Pioneer Asset Management US, Inc.
AQR Capital Management, LLC
Canyon Capital Advisors LLC (AF)*
Bellus Ventures II, LP (AF)
Centerbook Partners, LP
Eversept Partners, LP (AF)
Farallon Capital Management, LLC (AF)**
Fundsmith, LLP
Green Court Capital Management Limited
Greenhouse Funds LLLP
Helikon Investments Limited (AF)
Honeycomb Asset Management LP (AF)
Keel Capital AB
Kopernik Global Investors, LLC
Mission Value Partners, LLC
Neo Ivy Capital Management, LLC (AF)
NewGen Asset Management Limited
Northwest Investment Management (Hong Kong) Limited (AF)
QVT Financial LP (AF)**
Strategy Capital, LLC
TB Alternative Assets Ltd. (“Trustbridge”)
TIFF Advisory Services, Inc.
Voloridge Investment Management, LLC (AF)
ADVISOR
TIFF Advisory Services, Inc.

170 N. Radnor Chester Road
Suite 300
Radnor, PA 19087
phone     610-684-8200
fax         610-684-8210
CUSTODIAN
ACCOUNTING AGENT
TRANSFER AGENT
DIVIDEND DISBURSING AGENT
FUND ADMINISTRATOR
State Street Bank and Trust Company
One Iron Street
Boston, MA 02210
FUND DISTRIBUTOR
Foreside Fund Services, LLC
3 Canal Plaza
Suite 100
Portland, ME 04101
FUND COUNSEL
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
PricewaterhouseCoopers LLP
2001 Market Street
Suite 1800
Philadelphia, PA 19103

*
Manager is no longer managing assets for the fund at June 30, 2023.

**
Represents a residual investment with an acquired fund manager that was previously fully redeemed.

Investors should consider the investment objectives, risks and charges and expenses of a fund carefully before investing. The prospectus contains this and other information about the funds. A prospectus may be obtained by contacting TIFF at 800-984-0084 or by visiting https://www.tipfunds.org/files/prospectus_and_disclosures/Prospectus.pdf. Please read the prospectus carefully before investing. The SEC does not approve or disapprove of the securities mentioned in this report. Mutual fund investing involves risk. Principal loss is possible.

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable to this filing.

Item 3. Audit Committee Financial Expert.

Not applicable to this filing.

Item 4. Principal Accountant Fees and Services.

Not applicable to this filing.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

During the reporting period, there were no material changes to the procedures by which members may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a) The Registrant's Chief Executive Officer and Chief Financial Officer concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the "Evaluation Date"), based on their evaluation of the effectiveness of the Registrant's disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1) Code of Ethics is not applicable to this filing.

(a)(2) Certification of Chief Executive Officer and Chief Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable to this filing.

(a)(4) Not applicable to this filing.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 as required by Rule 30a-2(b), under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a – 14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) is attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TIFF Investment Program

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Clarence Kane Brenan
Clarence Kane Brenan, Chief Executive Officer

Date	August 25, 2023

By (Signature and Title)	/s/ Katherine M. Billings
Katherine M. Billings, Treasurer and Chief Financial Officer

Date	August 25, 2023